Schedule of Investments (unaudited) June 30, 2020	BlackRock Balanced Capital Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 51.2%
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC	$693,573,511	$693,573,511

Fixed-Income Funds — 34.4%
iShares Core U.S. Aggregate Bond ETF	473,739	56,000,687
Master Total Return Portfolio of Master Bond LLC	$410,222,664	410,222,664

		466,223,351

Total Long-Term Investments — 85.6% (Cost: $1,062,875,345)		1,159,796,862

	Shares

Short-Term Securities(a)(b)

Money Market Funds — 13.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	183,532,979	183,532,979

Total Short-Term Securities — 13.5% (Cost: $183,532,979)		183,532,979

Total Investments — 99.1% (Cost: $1,246,408,324)		1,343,329,841

Other Assets Less Liabilities — 0.9%		12,076,625

Net Assets — 100.0%		$1,355,406,466

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund,
Institutional Class	159,700,160	23,832,819	(b)	—	183,532,979	$183,532,979	$1,322,665	$367	$—
iShares Core U.S. Aggregate Bond ETF	327,759	145,980		—	473,739	56,000,687	761,786	—	1,936,989
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC	$651,543,880	$42,029,631	(b)(c)	—	$693,573,511	693,573,511	7,257,322	9,483,615	25,288,693
Master Total Return Portfolio of Master Bond LLC	$387,033,377	$23,189,287	(b)(c)	—	$410,222,664	410,222,664	8,582,419	14,892,595	143,627

						$1,343,329,841	$17,924,192	$24,376,577	$27,369,309

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

1

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Balanced Capital Fund, Inc.

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing a significant amount of its assets in Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objectives and strategies as the Fund. As of period end, the value of the investments and the percentage owned by the Fund of Master Advantage Large Cap Core Portfolio and Master Total Return Portfolio was $693,573,511 and $410,222,664, respectively and 20.0% and 2.2%, respectively.

Portfolio Abbreviation

ETF	Exchange-Traded Fund
S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	887	09/18/20	$137,050	$3,676,899
U.S. Treasury Notes (10 Year)	464	09/21/20	64,576	133,587
U.S. Ultra Treasury Bonds	108	09/21/20	23,561	(96,059)

				3,714,427

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$56,000,687	$—	$—	$56,000,687

2

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Balanced Capital Fund, Inc.

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$183,532,979	$—	$—	$183,532,979

	$239,533,666	$—	$—	239,533,666

Investments Valued at NAV(a)				1,103,796,175

				$1,343,329,841

Derivative Financial Instruments(b)
Assets
Equity Contracts	$3,676,899	$—	$—	$3,676,899
Interest Rate Contracts	133,587	—	—	133,587
Liabilities
Interest Rate Contracts	(96,059)	—	—	(96,059)

	$3,714,427	$—	$—	$3,714,427

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3

Schedule of Investments (unaudited) June 30, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Boeing Co.	21,908	$4,015,736
HEICO Corp.	39,522	3,938,367
Hexcel Corp.	11,835	535,179
L3Harris Technologies, Inc.	14,710	2,495,846
Lockheed Martin Corp.	36,112	13,177,991
Northrop Grumman Corp.	21,838	6,713,875
Spirit AeroSystems Holdings, Inc., Class A	134,526	3,220,552
Teledyne Technologies, Inc.(a)	29,798	9,265,688

		43,363,234

Air Freight & Logistics — 0.3%
FedEx Corp.	11,768	1,650,109
United Parcel Service, Inc., Class B	84,500	9,394,710

		11,044,819

Airlines — 0.3%
Alaska Air Group, Inc.	47,860	1,735,403
Delta Air Lines, Inc.	227,439	6,379,664
Southwest Airlines Co.	40,749	1,392,801

		9,507,868

Auto Components — 0.1%
Dana, Inc.	62,647	763,667
Goodyear Tire & Rubber Co.	217,784	1,948,078

		2,711,745

Automobiles — 0.5%
Tesla, Inc.(a)	17,223	18,597,568

Banks — 3.4%
Bank of America Corp.	886,381	21,051,549
CIT Group, Inc.	95,002	1,969,391
Citigroup, Inc.	115,607	5,907,518
Citizens Financial Group, Inc.	248,590	6,274,412
Comerica, Inc.	8,843	336,918
Cullen/Frost Bankers, Inc.	81,206	6,066,900
East West Bancorp, Inc.	19,535	707,948
First Hawaiian, Inc.	30,117	519,217
First Horizon National Corp.	72,754	724,630
JPMorgan Chase & Co.	379,093	35,657,488
PNC Financial Services Group, Inc.	51,993	5,470,183
Truist Financial Corp.	17,761	666,926
US Bancorp	89,769	3,305,295
Wells Fargo & Co.	1,064,389	27,248,358
Zions Bancorp NA	29,965	1,018,810

		116,925,543

Beverages — 1.8%
Coca-Cola Co.	380,755	17,012,133
Coca-Cola European Partners PLC	27,354	1,032,887
Molson Coors Beverage Co., Class B	109,155	3,750,566
PepsiCo, Inc.	294,174	38,907,453

		60,703,039

Biotechnology — 4.2%
AbbVie, Inc.	450,708	44,250,511
Alexion Pharmaceuticals, Inc.(a)	5,765	647,064
Amgen, Inc.	105,675	24,924,505
Biogen, Inc.(a)	28,022	7,497,286
Bluebird Bio, Inc.(a)	69,876	4,265,231
Gilead Sciences, Inc.	417,234	32,101,984
Moderna, Inc.(a)	31,275	2,008,168
Regeneron Pharmaceuticals, Inc.(a)	13,470	8,400,566

Security	Shares	Value

Biotechnology (continued)
United Therapeutics Corp.(a)	17,621	$2,132,141
Vertex Pharmaceuticals, Inc.(a)	61,985	17,994,865

		144,222,321

Building Products — 0.6%
Allegion PLC	199,012	20,343,006
Resideo Technologies, Inc.(a)	87,679	1,027,598

		21,370,604

Capital Markets — 2.4%
Affiliated Managers Group, Inc.	45,129	3,364,818
Ameriprise Financial, Inc.	4,538	680,882
Bank of New York Mellon Corp.	100,310	3,876,982
Charles Schwab Corp.	267,168	9,014,248
CME Group, Inc.	46,409	7,543,319
Evercore, Inc., Class A	11,745	692,015
FactSet Research Systems, Inc.	29,411	9,660,631
Intercontinental Exchange, Inc.	113,709	10,415,744
Moody’s Corp.	9,709	2,667,354
Morgan Stanley	90,840	4,387,572
Northern Trust Corp.	11,097	880,436
S&P Global, Inc.	78,061	25,719,538
State Street Corp.	12,321	783,000
T Rowe Price Group, Inc.	8,116	1,002,326
TD Ameritrade Holding Corp.	31,476	1,145,097

		81,833,962

Chemicals — 1.8%
Air Products & Chemicals, Inc.	46,217	11,159,557
DuPont de Nemours, Inc.	8,018	425,996
Ecolab, Inc.	141,765	28,204,147
Linde PLC	22,229	4,714,993
LyondellBasell Industries NV, Class A	35,617	2,340,749
Mosaic Co.	190,634	2,384,832
PPG Industries, Inc.	39,648	4,205,067
Sherwin-Williams Co.	15,646	9,041,041

		62,476,382

Commercial Services & Supplies — 0.3%
Cintas Corp.	28,852	7,685,019
Copart, Inc.(a)	28,772	2,395,844

		10,080,863

Communications Equipment — 1.6%
Ciena Corp.(a)	94,827	5,135,830
Cisco Systems, Inc.	1,103,417	51,463,369
InterDigital, Inc.	9	510
Motorola Solutions, Inc.	4,291	601,298

		57,201,007

Construction & Engineering — 0.2%
EMCOR Group, Inc.	28,032	1,854,037
Fluor Corp.	61,213	739,453
MasTec, Inc.(a)	89,177	4,001,372
Quanta Services, Inc.	20,280	795,584

		7,390,446

Consumer Finance — 0.7%
Ally Financial, Inc.	359,328	7,125,474
American Express Co.	115,183	10,965,422
Capital One Financial Corp.	20,197	1,264,130
LendingTree, Inc.(a)	13,523	3,915,314

		23,270,340

Containers & Packaging — 0.2%
Westrock Co.	252,581	7,137,939

1

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.2%
frontdoor, Inc.(a)	43,746	$1,939,260
Grand Canyon Education, Inc.(a)	13,102	1,186,124
H&R Block, Inc.	327,403	4,675,315

		7,800,699

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)(b)	320,834	57,272,077

Diversified Telecommunication Services — 1.2%
AT&T Inc.	662,219	20,018,881
CenturyLink, Inc.	311,043	3,119,761
Verizon Communications, Inc.	314,818	17,355,916

		40,494,558

Electric Utilities — 1.7%
Alliant Energy Corp.	44,250	2,116,920
Eversource Energy	194,283	16,177,945
IDACORP, Inc.	72,047	6,294,746
NextEra Energy, Inc.	72,085	17,312,654
Pinnacle West Capital Corp.	60,906	4,463,801
Xcel Energy, Inc.	226,631	14,164,438

		60,530,504

Electrical Equipment — 0.7%
AMETEK, Inc.	181,568	16,226,732
Hubbell, Inc.	71,464	8,958,727

		25,185,459

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	32,458	905,091
CDW Corp.	53,280	6,190,070
National Instruments Corp.	364,118	14,095,008
TE Connectivity Ltd.	5,361	437,190

		21,627,359

Energy Equipment & Services — 0.2%
Baker Hughes Co.	20,051	308,585
ChampionX Corp.(a)	269,548	2,630,788
Schlumberger Ltd.	167,212	3,075,029
TechnipFMC PLC(b)	39,241	268,408

		6,282,810

Entertainment — 1.0%
Activision Blizzard, Inc.	37,437	2,841,468
Cinemark Holdings, Inc.	59,444	686,578
Electronic Arts, Inc.(a)	24,875	3,284,744
Netflix, Inc.(a)	49,970	22,738,349
Walt Disney Co.	18,730	2,088,582
Zynga, Inc., Class A(a)	422,050	4,026,357

		35,666,078

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	19,008	3,084,048
American Tower Corp.	58,323	15,078,829
AvalonBay Communities, Inc.	20,399	3,154,501
Boston Properties, Inc.	142,097	12,842,727
Camden Property Trust	4,654	424,538
Equity Residential	118,788	6,987,110
Host Hotels & Resorts, Inc.	299,273	3,229,156
Invitation Homes, Inc.	94,056	2,589,362
Lamar Advertising Co., Class A	23,350	1,558,846
Macerich Co.(b)	224,781	2,016,286
National Retail Properties, Inc.	19,923	706,868
Outfront Media, Inc.	174,183	2,468,173
Park Hotels & Resorts, Inc.	545,934	5,399,287
Prologis, Inc.	161,319	15,055,902
Realty Income Corp.	19,222	1,143,709

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust	312,825	$2,953,068
Service Properties Trust	89,058	631,421
Simon Property Group, Inc.	61,250	4,188,275
UDR, Inc.	21,386	799,409
Ventas, Inc.	24,870	910,739
Welltower, Inc.	26,412	1,366,821

		86,589,075

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	160,338	48,616,085
Performance Food Group Co.(a)	86,260	2,513,617
Sprouts Farmers Market, Inc.(a)	50,736	1,298,334

		52,428,036

Food Products — 1.4%
General Mills, Inc.	411,547	25,371,872
Hershey Co.	161,466	20,929,223
Lamb Weston Holdings, Inc.	19,270	1,231,931
Mondelez International, Inc., Class A	17,336	886,390

		48,419,416

Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	111,076	7,669,798
UGI Corp.	38,766	1,232,759

		8,902,557

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	212,404	19,420,098
Cantel Medical Corp.	41,701	1,844,435
Danaher Corp.	33,444	5,913,903
DENTSPLY SIRONA, Inc.	42,648	1,879,071
Edwards Lifesciences Corp.(a)	278,822	19,269,388
Envista Holdings Corp.(a)	19,715	415,789
Hologic, Inc.(a)	150,700	8,589,900
IDEXX Laboratories, Inc.(a)	23,911	7,894,456
Intuitive Surgical, Inc.(a)	961	547,607
Medtronic PLC	95,147	8,724,980
SmileDirectClub, Inc.(a)(b)	112,832	891,373
Stryker Corp.	94,223	16,978,042

		92,369,042

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	39,971	4,027,878
AMN Healthcare Services, Inc.(a)(b)	18,434	833,954
Anthem, Inc.	61,845	16,263,998
Cardinal Health, Inc.	16,977	886,030
Cigna Corp.	39,839	7,475,788
CVS Health Corp.	285,037	18,518,854
HCA Healthcare, Inc.	25,049	2,431,256
McKesson Corp.	48,420	7,428,596
Quest Diagnostics, Inc.	4,409	502,450
UnitedHealth Group, Inc.	139,180	41,051,141

		99,419,945

Health Care Technology — 0.4%
Teladoc Health, Inc.(a)	25,116	4,793,137
Veeva Systems, Inc., Class A(a)	38,944	9,129,253

		13,922,390

Hotels, Restaurants & Leisure — 1.6%
Boyd Gaming Corp.	103,487	2,162,878
Chipotle Mexican Grill, Inc.(a)	3,994	4,203,126
Choice Hotels International, Inc.(b)	42,862	3,381,812
Darden Restaurants, Inc.	58,643	4,443,380
Domino’s Pizza, Inc.	15,565	5,750,334
Extended Stay America, Inc.	401,482	4,492,584

2

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
International Game Technology PLC	63,246	$562,889
Las Vegas Sands Corp.	32,023	1,458,327
McDonald’s Corp.	84,797	15,642,503
MGM Resorts International(b)	30,804	517,507
Penn National Gaming, Inc.(a)	37,240	1,137,310
Texas Roadhouse, Inc.	71,415	3,754,286
Vail Resorts, Inc.	8,240	1,500,916
Yum! Brands, Inc.	77,003	6,692,331

		55,700,183

Household Durables — 0.0%
DR Horton, Inc.	20,327	1,127,132

Household Products — 1.9%
Church & Dwight Co., Inc.	135,159	10,447,791
Clorox Co.	68,928	15,120,735
Colgate-Palmolive Co.	16,848	1,234,285
Procter & Gamble Co.	322,441	38,554,270

		65,357,081

Industrial Conglomerates — 1.0%
3M Co.	21,568	3,364,392
General Electric Co.	79,678	544,201
Honeywell International, Inc.	138,419	20,014,003
Roper Technologies, Inc.	27,024	10,492,338

		34,414,934

Insurance — 1.9%
Arthur J. Gallagher & Co.	82,131	8,006,951
Brown & Brown, Inc.	25,518	1,040,114
Cincinnati Financial Corp.	189,734	12,148,668
First American Financial Corp.	77,884	3,739,990
Globe Life, Inc.	100,618	7,468,874
Lincoln National Corp.	34,451	1,267,452
Marsh & McLennan Cos., Inc.	53,964	5,794,115
MetLife, Inc.	66,082	2,413,315
Progressive Corp.	20,444	1,637,769
Prudential Financial, Inc.	236,521	14,404,129
Travelers Cos., Inc.	12,510	1,426,765
Unum Group	114,981	1,907,535
Willis Towers Watson PLC	14,350	2,826,232
WR Berkley Corp.	31,444	1,801,427

		65,883,336

Interactive Media & Services — 4.8%
Alphabet, Inc., Class A(a)	46,466	65,891,111
Alphabet, Inc., Class C(a)	34,557	48,850,121
Facebook, Inc., Class A(a)	188,626	42,831,306
Twitter, Inc.(a)	227,347	6,772,667
Yelp, Inc.(a)	68,522	1,584,914

		165,930,119

Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.(a)	62,979	173,747,725
eBay, Inc.	122,212	6,410,019
Etsy, Inc.(a)	9,924	1,054,226
Grubhub, Inc.(a)(b)	10,740	755,022
Wayfair, Inc., Class A(a)	10,137	2,003,173

		183,970,165

IT Services — 5.3%
Accenture PLC, Class A	14,497	3,112,796
Amdocs Ltd.	72,281	4,400,467
Automatic Data Processing, Inc.	200,255	29,815,967
Broadridge Financial Solutions, Inc.	8,216	1,036,777
Cognizant Technology Solutions Corp., Class A	8,870	503,993

Security	Shares	Value

IT Services (continued)
Fiserv, Inc.(a)	65,943	$6,437,356
Jack Henry & Associates, Inc.	24,899	4,582,163
Mastercard, Inc., Class A	126,023	37,265,001
Paychex, Inc.	256,472	19,427,754
PayPal Holdings, Inc.(a)	254,576	44,354,777
Visa, Inc., Class A	163,390	31,562,046

		182,499,097

Leisure Products — 0.0%
Peloton Interactive, Inc., Class A(a)	6,532	377,354

Life Sciences Tools & Services — 0.1%
Mettler-Toledo International, Inc.(a)	1,673	1,347,685
Thermo Fisher Scientific, Inc.	6,443	2,334,557

		3,682,242

Machinery — 1.9%
AGCO Corp.	24,793	1,375,020
Deere & Co.	32,896	5,169,606
Fortive Corp.	16,980	1,148,867
IDEX Corp.	42,900	6,779,916
Illinois Tool Works, Inc.	56,484	9,876,227
Middleby Corp.(a)	47,914	3,782,331
Oshkosh Corp.	194,610	13,937,968
PACCAR, Inc.	215,510	16,130,924
Snap-on, Inc.	39,706	5,499,678
Xylem, Inc.	30,028	1,950,619

		65,651,156

Media — 1.7%
AMC Networks, Inc., Class A(a)	127,914	2,991,909
Comcast Corp., Class A	352,780	13,751,364
Discovery, Inc., Class A(a)(b)	334,179	7,051,177
Interpublic Group of Cos., Inc.	952,759	16,349,344
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	9,987	344,751
Sirius XM Holdings, Inc.(b)	2,871,834	16,857,666
ViacomCBS, Inc., Class B	56,821	1,325,066

		58,671,277

Metals & Mining — 0.2%
Alcoa Corp.(a)	243,274	2,734,400
Reliance Steel & Aluminum Co.	36,858	3,498,930

		6,233,330

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.	124,371	626,830

Multiline Retail — 0.3%
Macy’s, Inc.(b)	369,624	2,543,013
Target Corp.	79,879	9,579,889

		12,122,902

Multi-Utilities — 0.7%
Ameren Corp.	91,753	6,455,741
Avista Corp.	10,875	395,741
CMS Energy Corp.	50,828	2,969,372
Consolidated Edison, Inc.	127,566	9,175,822
DTE Energy Co.	50,021	5,377,258
Public Service Enterprise Group, Inc.	6,335	311,429

		24,685,363

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	117,904	10,520,574
Concho Resources, Inc.	19,554	1,007,031
ConocoPhillips	178,205	7,488,174
Continental Resources, Inc.	224,632	3,937,799
EOG Resources, Inc.	234,385	11,873,944

3

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	104,176	$4,658,751
Marathon Oil Corp.	847,158	5,184,607
Marathon Petroleum Corp.	19,138	715,378
PBF Energy, Inc., Class A	34,025	348,416
Pioneer Natural Resources Co.	7,199	703,342
Suncor Energy, Inc.	193,322	3,259,409
Valero Energy Corp.	92,926	5,465,907
Williams Cos., Inc.	287,674	5,471,560

		60,634,892

Paper & Forest Products — 0.1%
Domtar Corp.	218,447	4,611,416

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	255,859	15,044,509
Elanco Animal Health, Inc.(a)	48,898	1,048,862
Eli Lilly and Co.	56,472	9,271,573
Johnson & Johnson	223,327	31,406,476
Merck & Co., Inc.	557,570	43,116,888
Mylan NV(a)(b)	177,541	2,854,859
Pfizer, Inc.	511,571	16,728,372
Zoetis, Inc.	132,367	18,139,574

		137,611,113

Professional Services — 0.4%
IHS Markit Ltd.	63,311	4,779,980
Insperity, Inc.	12,493	808,672
Robert Half International, Inc.	149,794	7,913,617

		13,502,269

Road & Rail — 0.9%
AMERCO	11,832	3,575,512
CSX Corp.	74,819	5,217,877
Landstar System, Inc.	69,535	7,809,476
Lyft, Inc., Class A(a)	13,602	449,002
Norfolk Southern Corp.	35,385	6,212,545
Union Pacific Corp.	43,632	7,376,862

		30,641,274

Semiconductors & Semiconductor Equipment — 4.7%
Applied Materials, Inc.	262,407	15,862,503
Cirrus Logic, Inc.(a)	128,789	7,956,584
Intel Corp.	695,409	41,606,321
Lam Research Corp.	41,757	13,506,719
Maxim Integrated Products, Inc.	16,562	1,003,823
NVIDIA Corp.	142,489	54,132,996
Skyworks Solutions, Inc.	94,704	12,108,853
Texas Instruments, Inc.	110,502	14,030,439
Xilinx, Inc.	16,987	1,671,351

		161,879,589

Software — 10.3%
Adobe, Inc.(a)	86,763	37,768,802
Atlassian Corp. PLC, Class A(a)	33,664	6,068,609
Citrix Systems, Inc.	36,723	5,431,699
Cloudflare, Inc., Class A(a)	105,248	3,783,666
DocuSign, Inc.(a)	38,672	6,659,705
HubSpot, Inc.(a)	17,123	3,841,545
Intuit, Inc.	55,176	16,342,579
Microsoft Corp.	1,055,254	214,754,742
New Relic, Inc.(a)	23,280	1,603,992
RingCentral, Inc., Class A(a)(b)	25,487	7,264,050
salesforce.com, Inc.(a)	98,586	18,468,115
ServiceNow, Inc.(a)	11,097	4,494,951
Slack Technologies, Inc., Class A(a)	145,175	4,513,491
Smartsheet, Inc., Class A(a)	77,149	3,928,427

Security	Shares	Value

Software (continued)
VMware, Inc., Class A(a)	6,311	$977,321
Workday, Inc., Class A(a)	23,146	4,336,635
Zendesk, Inc.(a)	32,348	2,863,768
Zoom Video Communications, Inc., Class A(a)	32,312	8,192,384
Zscaler, Inc.(a)	39,865	4,365,218

		355,659,699

Specialty Retail — 2.7%
Best Buy Co., Inc.	62,991	5,497,225
Home Depot, Inc.	218,488	54,733,429
Lowe’s Cos., Inc.	215,717	29,147,681
TJX Cos., Inc.	109,658	5,544,308

		94,922,643

Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	430,826	157,165,325
HP, Inc.	171,368	2,986,944
NetApp, Inc.	32,686	1,450,278

		161,602,547

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.(a)	13,032	4,066,114
NIKE, Inc., Class B	227,535	22,309,807
Ralph Lauren Corp.	14,175	1,027,971
VF Corp.	14,828	903,618

		28,307,510

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	120,021	982,972

Tobacco — 0.0%
Altria Group, Inc.	32,593	1,279,275

Trading Companies & Distributors — 0.2%
GATX Corp.	127,514	7,775,804
WW Grainger, Inc.	1,124	353,116

		8,128,920

Water Utilities — 0.7%
American Water Works Co., Inc.	178,957	23,024,608

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	343,462	6,828,024
United States Cellular Corp.(a)	129,200	3,988,404

		10,816,428

Total Common Stocks — 96.9% (Cost: $2,809,400,002)		3,355,285,341

Rights

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR(a)	87,067	311,700

Total Rights — 0.0% (Cost: $200,254)		311,700

Total Long-Term Investments — 96.9% (Cost: $2,809,600,256)		3,355,597,041

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%(c)(d)	99,120,916	99,120,916
SL Liquidity Series, LLC, Money Market Series, 0.50%(c)(d)(e	25,757,153	25,777,759

		124,898,675

4

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Time Deposits — 0.0%

United States — 0.0%

BNP Paribas S.A., 0.10%, 07/01/20 (Cost: $485,276)	USD	485	$485,276

Total Short-Term Securities — 3.6% (Cost: $125,362,559)			125,383,951

Total Investments — 100.5% (Cost: $2,934,962,815)			3,480,980,992

Liabilities in Excess of Other Assets — (0.5)%			(17,617,476)

Net Assets — 100.0%			$3,463,363,516

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Portfolio during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased		Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	38,261,121	60,859,795	(b)	—	99,120,916	$99,120,916	$282,297		$69	$—
SL Liquidity Series, LLC, Money Market Series	9,759,892	15,997,261	(b)	—	25,757,153	25,777,759	194,399	(c)	30,632	21,201

						$124,898,675	$476,696		$30,701	$21,201

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	718	09/18/20	$110,938	$2,266,161

5

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Advantage Large Cap Core Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

Certain investments of the Master Portfolio were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,355,285,341	$—	$—	$3,355,285,341
Rights	311,700	—	—	311,700
Short-Term Securities
Money Market Funds	99,120,916	—	—	99,120,916
Time Deposits	—	485,276	—	485,276

	$3,454,717,957	$485,276	$—	3,455,203,233

Investments Valued at NAV(a)				25,777,759

				$3,480,980,992

Derivative Financial Instruments(b)
Assets
Equity Contracts	$2,266,161	$—	$—	$2,266,161

The breakdown of the Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

(a)	Certain investments of the Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

6

Schedule of Investments (unaudited) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.72%), 0.90%, 12/25/33(a)	USD	581	$500,040
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.14%), 0.33%, 07/25/36(a)		358	300,041
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.13%), 0.32%, 05/25/37(a)		2,665	641,924
ACIS CLO Ltd., Series 2014-4A, Class A, (3 mo. LIBOR US + 1.42%), 2.11%, 05/01/26(a)(b)		750	747,874
Adams Mill CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.10%), 2.32%, 07/15/26(a)(b)		2,872	2,852,866
Series 2014-1A, Class C1R, (3 mo. LIBOR US + 2.35%), 3.57%, 07/15/26(a)(b)		1,610	1,588,265
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.39%), 2.53%, 04/20/32(a)(b)		8,405	8,291,191
AGL Core CLO 5 Ltd., Series 2020-5A, Class D, (3 mo. LIBOR US + 4.95%), 5.25%, 07/20/30(a)(b)		1,750	1,771,875
AIMCO CLO
Series 2015-AA, Class BR, (3 mo. LIBOR US + 1.30%), 2.52%, 01/15/28(a)(b)		950	907,278
Series 2017-AA, Class A, (3 mo. LIBOR US + 1.26%), 2.40%, 07/20/29(a)(b)		500	492,369
Series 2017-AA, Class C, (3 mo. LIBOR US + 2.45%), 3.59%, 07/20/29(a)(b)		500	488,032
Ajax Mortgage Loan Trust
Series 2017-D, Class A, 3.75%, 12/25/57(b)(c)		8,763	8,764,347
Series 2017-D, Class B, 0.00%, 12/25/57(b)(c)(d)		1,691	892,019
Series 2018-A, Class A, 3.85%, 04/25/58(b)(c)		9,274	8,810,501
Series 2018-A, Class B, 0.00%, 04/25/58(b)		2,641	1,260,340
Series 2018-B, Class A, 3.75%, 02/26/57(b)(c)		3,990	3,790,883
Series 2018-B, Class B, 0.00%, 02/26/57(b)		2,679	730,363
Series 2018-D, Class A, 3.75%, 08/25/58(b)(c)(d)		10,626	10,095,162
Series 2018-D, Class B, 0.00%, 08/25/58(b)(c)(d)		2,846	1,352,100
Series 2018-E, Class A, 4.38%, 06/25/58(b)(d)		4,530	4,578,923
Series 2018-E, Class B, 5.25%, 06/25/58(b)(c)(d)		840	844,956
Series 2018-E, Class C, 0.00%, 06/25/58(b)(d)		2,116	1,514,234
Series 2018-F, Class A, 4.38%, 11/25/58(b)(c)(d)		14,779	14,899,057
Series 2018-F, Class B, 5.25%, 11/25/58(b)(c)(d)		2,415	2,393,657
Series 2018-F, Class C, 0.00%, 11/25/58(b)		5,676	3,201,890
Series 2018-G, Class A, 4.38%, 06/25/57(b)(c)(d)		12,770	12,386,880
Series 2018-G, Class B, 5.25%, 06/25/57(b)(c)(d)		2,042	1,531,500
Series 2018-G, Class C, 0.00%, 06/25/57(b)(c)		5,264	5,149,901
Series 2019-A, Class A, 3.75%, 08/25/57(b)(d)		12,958	13,293,736
Series 2019-A, Class B, 5.25%, 08/25/57(b)(d)		1,720	1,247,223
Series 2019-A, Class C, 0.00%, 08/25/57(b)(c)		4,309	3,547,867
Series 2019-B, Class A, 3.75%, 01/25/59(b)(d)		21,455	22,040,914
Series 2019-B, Class B, 5.25%, 01/25/59(b)(c)(d)		2,845	2,133,750
Series 2019-B, Class C, 0.00%, 01/25/59(b)(c)		7,281	6,212,702
Series 2019-C, Class A, 3.95%, 10/25/58(b)(d)		6,645	6,631,433
Series 2019-E, Class A, 3.00%, 09/25/59(b)(e)		23,607	23,045,260

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2019-E, Class B, 4.88%, 09/25/59(b)(e)	USD	2,600	$2,165,119
Series 2019-E, Class C, 0.00%, 09/25/59(b)		6,130	2,869,039
Series 2019-G, Class A, 3.00%, 09/25/59(b)(e)		15,943	15,457,697
Series 2019-G, Class B, 4.25%, 09/25/59(b)(e)		2,120	1,716,482
Series 2019-G, Class C, 0.00%, 09/25/59(b)		5,425	3,934,145
Series 2019-H, Class A, 3.00%, 11/25/59(b)(e)		14,987	14,524,759
Series 2019-H, Class B, 4.25%, 11/25/59(b)(e)		1,970	1,595,033
Series 2019-H, Class C, 0.00%, 11/25/59(b)		5,033	3,847,066
Series 2020-A, Class A, 2.38%, 12/25/59(b)(e)		28,243	28,046,807
Series 2020-A, Class B, 3.50%, 12/25/59(b)(e)		3,853	3,814,302
Series 2020-A, Class C, 0.00%, 12/25/59(b)(c)		9,347	5,810,936
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 2.19%, 10/21/28(a)(b)		3,790	3,710,200
Allegro CLO IV Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 2.37%, 01/15/30(a)(b)		6,640	6,536,678
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.70%), 2.92%, 01/15/30(a)(b)		2,530	2,452,833
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.24%), 2.42%, 10/16/30(a)(b)		1,100	1,071,832
ALM 2020 Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 3.36%, 10/15/29(a)(b)		7,780	7,604,839
ALM VII Ltd.
Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.17%), 2.39%, 07/15/29(a)(b)		750	738,230
Series 2012-7A, Class A2R2, (3 mo. LIBOR US + 1.85%), 3.07%, 07/15/29(a)(b)		591	579,052
ALM VII R Ltd., Series 2013-7RA, Class A1R, (3 mo. LIBOR US + 1.41%), 2.63%, 10/15/28(a)(b)		2,970	2,947,653
ALM XIX Ltd.
Series 2016-19A, Class A1RA, (3 mo. LIBOR US + 1.00%), 2.22%, 04/16/29(a)(b)(c)		750	738,600
Series 2016-19A, Class A1RB, (3 mo. LIBOR US + 1.35%), 2.57%, 04/16/29(a)(b)(c)		500	475,000
Series 2016-19A, Class A2RA, (3 mo. LIBOR US + 1.45%), 2.67%, 04/16/29(a)(b)(c)		3,370	3,289,120
ALM XVI Ltd./ALM XVI LLC
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.50%), 2.72%, 07/15/27(a)(b)		6,284	6,106,282
Series 2015-16A, Class BR2, (3 mo. LIBOR US + 1.90%), 3.12%, 07/15/27(a)(b)		2,060	1,982,270
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.65%), 2.87%, 01/15/28(a)(b)		750	728,938
AMMC CLO 16 Ltd., Series 2015-16A, Class BR, (3 mo. LIBOR US + 1.60%), 2.91%, 04/14/29(a)(b)		500	479,561
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.25%), 1.81%, 11/02/30(a)(b)		750	737,452
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.20%), 1.65%, 11/10/30(a)(b)		540	529,492
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.26%), 2.28%, 07/24/29(a)(b)		2,606	2,574,552

1

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.25%), 2.24%, 07/25/29(a)(b)	USD	6,220	$6,102,613
AMSR Trust, Series 2020-SFR2, Class D, 3.28%, 07/17/37(b)		2,437	2,475,995
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.94%, 01/28/31(a)(b)		2,120	2,071,253
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 2.39%, 01/28/31(a)(b)		3,600	3,461,037
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.74%, 01/28/31(a)(b)		500	472,959
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.94%, 01/28/31(a)(b)		5,330	5,183,092
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.74%, 01/28/31(a)(b)		5,550	5,261,510
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 2.67%, 01/15/30(a)(b)		9,200	8,864,381
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 3.07%, 01/15/30(a)(b)		3,540	3,319,287
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.27%), 2.49%, 07/15/30(a)(b)		4,010	3,922,810
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 2.11%, 01/28/31(a)(b)		4,936	4,818,414
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.77%, 01/28/31(a)(b)		7,620	7,381,954
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 3.22%, 01/28/31(a)(b)		4,250	3,958,598
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 4.52%, 01/28/31(a)(b)		1,140	1,065,366
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.00%), 1.89%, 07/28/28(a)(b)		2,430	2,388,173
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.60%), 2.49%, 07/28/28(a)(b)		3,050	2,958,284
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 2.56%, 10/13/30(a)(b)		2,755	2,708,212
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 2.96%, 10/13/30(a)(b)		750	726,083
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 3.46%, 10/13/30(a)(b)		1,410	1,351,875
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 2.30%, 04/15/31(a)(b)		3,152	3,075,276
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 2.15%, 04/20/31(a)(b)		1,080	1,049,569
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.14%), 2.24%, 10/22/30(a)(b)		880	846,158
Apidos CLO XXXI, Series 2019-31A, Class B, (3 mo. LIBOR US + 1.90%), 3.12%, 04/15/31(a)(b)		2,950	2,882,071
Apres Static CLO Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.75%), 2.97%, 01/15/27(a)(b)		350	342,647

Security		Par (000)	Value
Asset-Backed Securities (continued)
Aqueduct European CLO DAC, Series 2019-4A, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(a)(b)	EUR	750	$835,034
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.99%), 1.18%, 12/15/27(a)(b)	USD	3,740	3,673,391
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 2.39%, 10/15/30(a)(b)		1,150	1,127,851
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 0.66%, 05/25/35(a)		3,899	3,407,207
ASSURANT CLO I Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 2.84%, 10/20/29(a)(b)		1,400	1,349,662
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.24%), 1.61%, 05/28/30(a)(b)		4,010	3,948,144
Atrium XII
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.93%, 04/22/27(a)(b)		1,607	1,589,026
Series 12A, Class CR, (3 mo. LIBOR US + 1.65%), 2.75%, 04/22/27(a)(b)		2,381	2,246,320
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 2.54%, 11/21/30(a)(b)		1,000	958,073
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.10%), 2.09%, 04/25/26(a)(b)		7,729	7,692,456
Avery Point V CLO Ltd.
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.98%), 2.12%, 07/17/26(a)(b)		1,441	1,430,826
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.50%), 2.64%, 07/17/26(a)(b)		2,250	2,204,868
Avery Point VI CLO Ltd.
Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.05%), 1.59%, 08/05/27(a)(b)		3,960	3,921,458
Series 2015-6A, Class BR, (3 mo. LIBOR US + 1.50%), 2.04%, 08/05/27(a)(b)		3,240	3,131,991
Avery Point VII CLO Ltd., Series 2015-7A, Class AR, (3 mo. LIBOR US + 1.14%), 2.36%, 01/15/28(a)(b)		7,480	7,382,652
B2R Mortgage Trust, Series 2015-2, Class A, 3.34%, 11/15/48(b)		125	124,904
Babson CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 2.33%, 10/20/30(a)(b)		2,590	2,530,291
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.40%), 2.54%, 01/20/31(a)(b)		610	579,602
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.14%), 2.36%, 01/15/29(a)(b)		1,350	1,316,248
Series 2016-2A, Class BR, (3 mo. LIBOR US + 1.80%), 3.02%, 01/15/29(a)(b)		1,000	964,623
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 2.22%, 07/19/31(a)(b)		1,420	1,384,946
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(d)		1,680	1,037,524
Series 1998-2, Class B1, 7.50%, 12/10/25(d)		2,790	1,377,568
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 2.09%, 07/20/29(a)(b)		1,085	1,068,655

2

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.04%), 2.18%, 07/17/28(a)(b)	USD	3,450	$3,394,973
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 2.21%, 07/18/30(a)(b)		6,500	6,292,749
Series 2015-8A, Class A2R2, (3 mo. LIBOR US + 1.55%), 2.69%, 07/18/30(a)(b)		3,250	3,124,689
Series 2015-8A, Class BR2, (3 mo. LIBOR US + 2.00%), 3.14%, 07/18/30(a)(b)		2,901	2,642,548
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.25%), 2.27%, 01/24/29(a)(b)		23,120	22,795,328
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.00%), 1.18%, 05/28/39(a)(b)		5,495	4,504,223
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.30%), 1.48%, 05/28/39(a)(b)		528	436,762
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.18%, 02/28/40(a)(b)		2,365	2,159,740
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.18%, 12/28/40(a)(b)		876	769,583
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(d)		1,674	486,544
Series 2000-A, Class A3, 7.83%, 06/15/30(d)		1,554	466,776
Series 2000-A, Class A4, 8.29%, 06/15/30(d)		1,121	356,496
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.40%), 1.59%, 12/15/35(a)(b)		4,680	4,587,172
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.73%), 1.91%, 08/25/34(a)		192	190,067
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.68%), 0.87%, 12/25/35(a)		1,688	2,065,714
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.17%), 0.35%, 09/25/36(a)		2,753	3,331,141
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.17%), 0.35%, 05/25/35(a)		950	1,019,900
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.16%), 0.34%, 01/25/37(a)		580	567,805
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.50%, 03/25/37(a)		1,004	709,405
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.14%), 0.33%, 03/25/37(a)		904	869,339
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.33%, 03/25/37(a)		1,671	1,728,922
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.25%), 0.43%, 04/25/37(a)		1,100	1,176,458
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.53%, 04/25/37(a)		6,110	4,973,540
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.20%), 1.39%, 01/25/36(a)		56	55,507
Benefit Street Partners CLO II Ltd., Series 2013- IIA, Class A2R, (3 mo. LIBOR US + 1.75%), 2.97%, 07/15/29(a)(b)		900	889,266
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R, (3 mo. LIBOR US + 1.25%), 2.39%, 07/20/29(a)(b)		750	740,950
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3 mo. LIBOR US + 1.25%), 2.39%, 01/20/29(a)(b)		7,830	7,722,560

Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 2.23%, 04/20/31(a)(b)	USD	4,360	$4,207,622
Benefit Street Partners CLO VI Ltd.
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.24%), 2.38%, 10/18/29(a)(b)		12,030	11,841,745
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.72%), 2.86%, 10/18/29(a)(b)		3,320	3,221,649
Benefit Street Partners CLO VII Ltd.
Series 2015-VIIA, Class A1AR, (3 mo. LIBOR US + 0.78%), 1.92%, 07/18/27(a)(b)		2,133	2,113,976
Series 2015-VIIA, Class CR, (3 mo. LIBOR US + 2.40%), 3.54%, 07/18/27(a)(b)		600	539,422
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 2.24%, 01/20/31(a)(b)		1,250	1,218,707
Benefit Street Partners CLO X Ltd.
Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.14%), 2.36%, 01/15/29(a)(b)		1,000	978,990
Series 2016-10A, Class A2R, (3 mo. LIBOR US + 1.75%), 2.97%, 01/15/29(a)(b)		600	584,381
Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.45%), 2.59%, 02/06/26(a)(b)		661	655,471
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2, (3 mo. LIBOR US + 1.05%), 1.43%, 11/20/28(a)(b)		1,500	1,460,642
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.23%), 2.37%, 01/20/29(a)(b)		3,975	3,903,064
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 2.28%, 10/22/30(a)(b)		6,345	6,171,485
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 2.14%, 04/20/31(a)(b)		2,550	2,450,211
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class B, (3 mo. LIBOR US + 2.25%), 2.56%, 07/25/31(a)(b)		750	750,000
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (3 mo. LIBOR US + 6.70%), 7.92%, 07/15/32(a)(b)		1,000	885,499
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.18%), 1.54%, 11/23/25(a)(b)		1,604	1,596,383
Brookside Mill CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.35%), 2.49%, 01/17/28(a)(b)		500	477,463
Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 3.79%, 01/17/28(a)(b)		1,073	946,456
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.03%), 2.25%, 10/15/25(a)(b)		1,475	1,462,342
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.79%, 04/30/31(a)(b)		7,620	7,441,307
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.89%), 2.03%, 01/18/29(a)(b)		1,490	1,445,696
Series 2013-3A, Class A1AR, (3 mo. LIBOR US + 1.10%), 2.32%, 10/15/30(a)(b)		250	245,332
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.00%), 2.22%, 01/15/31(a)(b)		1,865	1,796,240
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 2.11%, 04/17/31(a)(b)		3,164	3,066,021

3

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 2.49%, 07/28/28(a)(b)	USD	2,470	$2,393,737
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.45%), 2.59%, 10/20/27(a)(b)		750	720,300
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.18%), 2.40%, 01/15/30(a)(b)		4,620	4,526,134
Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.28%), 2.50%, 07/15/32(a)(b)		4,000	3,921,387
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.42%), 0.61%, 01/25/36(a)		610	409,749
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.34%, 10/25/36(a)		806	751,863
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.15%), 0.34%, 01/25/37(a)		3,978	2,988,577
CarVal CLO II Ltd.
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.25%), 4.39%, 04/20/32(a)(b)		712	704,649
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 5.29%, 04/20/32(a)(b)		1,000	957,514
CarVal CLO III Ltd., Series 2019-2A, Class D, (3 mo. LIBOR US + 3.70%), 4.84%, 07/20/32(a)(b)		2,000	1,834,717
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 4.07%, 07/16/31(a)(b)		500	441,956
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(b)(d)		11,577	11,482,351
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 2.39%, 07/20/30(a)(b)		6,050	5,991,435
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.75%), 2.89%, 10/17/29(a)(b)		2,955	2,872,334
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.23%), 2.37%, 10/17/29(a)(b)		3,780	3,717,492
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.70%), 2.84%, 10/17/29(a)(b)		1,000	968,414
C-BASS TRUST, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.34%, 10/25/36(a)		599	456,830
CDO Repack SPC Ltd., Series 2006-CLF1, Class D1, 0.00%, 05/20/30(b)		485	507,988
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.23%), 1.54%, 06/09/30(a)(b)		1,511	1,483,653
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.75%), 2.06%, 06/09/30(a)(b)		2,450	2,386,117
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.23%), 2.27%, 07/23/30(a)(b)		3,790	3,730,753
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 2.12%, 04/20/31(a)(b)		940	912,929
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 2.24%, 07/17/31(a)(b)		1,880	1,841,708
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.09%), 2.23%, 10/20/28(a)(b)		15,035	14,748,493

Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 2.39%, 10/17/30(a)(b)	USD	16,520	$16,251,649
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.70%), 2.84%, 10/17/30(a)(b)		2,627	2,536,939
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.25%), 3.39%, 10/17/30(a)(b)		750	698,014
Cent CLO Ltd., Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.07%), 2.29%, 10/15/26(a)(b)		4,000	3,948,867
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3 mo. LIBOR US + 1.25%), 2.39%, 01/20/28(a)(b)		750	714,896
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 2.93%, 07/16/30(a)(b)		500	487,188
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.13%), 2.27%, 10/17/30(a)(b)		26,820	26,341,512
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.65%), 2.79%, 10/17/30(a)(b)		250	241,863
Series 2015-2A, Class AR2, (3 mo. LIBOR US + 1.01%), 2.23%, 04/15/30(a)(b)(c)		1,270	1,240,790
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.00%), 3.22%, 04/15/30(a)(b)		2,904	2,760,251
Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.15%), 2.29%, 10/20/27(a)(b)		690	678,463
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 2.12%, 04/23/29(a)(b)		5,840	5,746,336
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 2.81%, 04/23/29(a)(b)		2,910	2,832,260
Series 2017-5A, Class C, (3 mo. LIBOR US + 2.85%), 3.99%, 11/16/30(a)(b)		300	266,442
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 2.14%, 04/18/31(a)(b)		1,834	1,776,882
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.30%), 0.00%, 07/15/32(a)(b)		3,260	3,260,000
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 0.00%, 07/15/32(a)(b)		1,120	1,120,000
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.39%, 05/25/37(a)		6,601	5,012,701
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.46%, 05/25/37(a)		2,999	2,294,971
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 4.09%, 10/20/30(a)(b)		620	542,326
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(b)(d)		14,398	14,625,653
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(d)		1,425	1,437,257
Series 1997-6, Class M1, 7.21%, 01/15/29(d)		266	271,209
Series 1998-4, Class M1, 6.83%, 04/01/30(d)		345	328,621
Series 1998-8, Class A1, 6.28%, 09/01/30		650	673,113
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		2,521	2,279,528
Series 1999-5, Class A5, 7.86%, 03/01/30(d)		959	575,158
Series 1999-5, Class A6, 7.50%, 03/01/30(d)		1,028	594,475
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 2.69%, 11/15/32(a)		2,002	1,852,305
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		1,602	584,387
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		1,372	483,386
Series 2000-5, Class A6, 7.96%, 05/01/31		2,229	1,115,690
Series 2000-5, Class A7, 8.20%, 05/01/31		4,067	2,095,090

4

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Corevest American Finance Trust,
Series 2020-2, Class A, 3.38%, 05/15/52(b)	USD	1,948	$2,074,081
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1 mo. LIBOR US + 0.90%), 1.09%, 10/25/34(a)		535	517,890
Series 2005-16, Class 1AF, 4.64%, 04/25/36(d)		3,514	3,376,214
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(e)		1,702	1,740,349
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.34%, 09/25/46(a)		213	205,734
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.15%), 0.34%, 03/25/47(a)		227	220,053
Series 2006-18, Class M1, (1 mo. LIBOR US + 0.30%), 0.48%, 03/25/37(a)		6,144	3,951,388
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.34%, 12/25/35(a)		536	526,615
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.32%), 0.50%, 10/25/36(a)		4,391	3,911,640
Series 2006-S3, Class A4, 6.53%, 01/25/29(e)		347	383,729
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.22%), 0.41%, 12/25/25(a)		123	149,035
Series 2007-12, Class 1A2, (1 mo. LIBOR US + 0.84%), 1.02%, 08/25/47(a)		6,130	5,840,011
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.46%, 03/15/34(a)		695	644,933
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(d)		1,750	1,828,220
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.26%, 12/25/36(e)		429	402,544
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)		852	884,653
Series 2006-SL1, Class A2, 6.06%, 09/25/36(b)(e)		3,063	366,326
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.34%), 0.52%, 07/25/37(a)(b)		619	476,814
Cumberland Park CLO Ltd.
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.80%), 2.94%, 07/20/28(a)(b)		1,190	1,133,351
Series 2015-2A, Class DR, (3 mo. LIBOR US + 2.70%), 3.84%, 07/20/28(a)(b)		500	453,548
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35		381	414,149
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.49%, 12/15/33(a)(b)		701	663,171
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.19%), 0.38%, 05/15/35(a)(b)		289	274,655
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.38%, 05/15/35(a)(b)(c)		177	164,858
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.18%), 0.37%, 05/15/35(a)		435	418,772
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.37%, 05/15/36(a)		2,500	2,374,671

Security		Par (000)	Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.15%), 0.34%, 11/15/36(a)	USD	1,570	$1,266,788
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 2.32%, 10/20/30(a)(b)		5,561	5,477,627
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.45%), 2.59%, 04/20/28(a)(b)		3,064	2,959,449
Dryden 33 Senior Loan Fund, Series 2014-33A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.97%, 04/15/29(a)(b)		250	244,132
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, (3 mo. LIBOR US + 3.70%), 4.92%, 04/15/29(a)(b)		750	697,958
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, (3 mo. LIBOR US + 1.14%), 2.28%, 07/20/29(a)(b)		7,230	7,112,082
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 2.34%, 01/15/31(a)(b)		18,720	18,305,322
Dryden 76 CLO Ltd., Series 2019-76A, Class A1, (3 mo. LIBOR US + 1.33%), 2.47%, 10/20/32(a)(b)		750	740,280
Dryden 77 CLO Ltd., Series 2020-77A, Class D1, (3 mo. LIBOR US + 5.14%), 5.51%, 05/20/31(a)(b)		750	750,881
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.90%), 2.12%, 10/15/27(a)(b)		10,739	10,479,389
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.85%), 3.07%, 10/15/27(a)(b)		1,340	1,271,004
Dryden XXVI Senior Loan Fund, Series 2013- 26A, Class AR, (3 mo. LIBOR US + 0.90%), 2.12%, 04/15/29(a)(b)		1,170	1,142,582
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.59%, 08/15/30(a)(b)		9,085	8,877,307
Eaton Vance CLO Ltd.
Series 2013-1A, Class A1RR, (3 mo. LIBOR US + 1.16%), 2.38%, 01/15/28(a)(b)		1,280	1,258,792
Series 2013-1A, Class A2RR, (3 mo. LIBOR US + 1.85%), 3.07%, 01/15/28(a)(b)		1,150	1,126,659
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.20%), 3.42%, 10/15/30(a)(b)		3,550	3,417,864
Elm CLO Ltd.
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.17%), 2.31%, 01/17/29(a)(b)		18,150	17,836,159
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.75%), 2.89%, 01/17/29(a)(b)		1,950	1,908,297
Elmwood CLO I Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 1.90%), 3.04%, 04/20/30(a)(b)		1,500	1,471,843
Elmwood CLO II Ltd., Series 2019-2A, Class A, (3 mo. LIBOR US + 1.45%), 2.59%, 04/20/31(a)(b)		250	248,822
Elmwood CLO V Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 0.00%, 07/24/31(a)(b)		2,880	2,880,000
Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 0.00%, 07/24/31(a)(b)		2,880	2,880,000

5

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Finance of America HECM Buyout, Series 2020- HB1, Class M5, 6.00%, 02/25/30(b)(c)(d)	USD	1,758	$1,291,075
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.05%), 1.23%, 10/25/34(a)		1,000	880,328
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.12%), 0.30%, 10/25/36(a)		2,457	1,810,067
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.33%, 12/25/36(a)		12,397	7,055,597
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.34%, 12/25/36(a)		17,089	15,033,711
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.40%), 0.59%, 01/25/36(a)		2,649	1,586,067
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.89%), 2.11%, 04/15/27(a)(b)		1,796	1,783,332
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.33%, 02/25/37(a)		2,966	2,260,443
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.20%), 2.42%, 10/15/30(a)(b)		1,350	1,322,277
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.28%), 2.30%, 04/24/29(a)(b)		2,603	2,562,985
Galaxy XXIX CLO Ltd.
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.40%), 1.79%, 11/15/26(a)(b)		250	241,861
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.68%), 2.07%, 11/15/26(a)(b)		1,470	1,383,374
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.50%), 0.68%, 12/25/35(a)		295	288,027
Gilbert Park CLO Ltd.
Series 2017-1A, Class C, (3 mo. LIBOR US + 1.95%), 3.17%, 10/15/30(a)(b)		3,110	2,956,389
Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 4.17%, 10/15/30(a)(b)		4,292	3,868,603
GoldenTree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class A, (3 mo. LIBOR US + 1.30%), 2.44%, 10/20/32(a)(b)		1,750	1,717,236
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class D, (3 mo. LIBOR US + 2.98%), 3.39%, 04/20/31(a)(b)		2,240	2,064,852
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.95%, 10/29/29(a)(b)		1,830	1,797,529
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (3 mo. LIBOR US + 1.12%), 2.26%, 07/20/31(a)(b)		4,688	4,590,782
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 2.21%, 01/18/31(a)(b)		3,749	3,681,078
GoldentTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.99%, 04/20/29(a)(b)		3,120	3,037,431
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 3.79%, 04/20/29(a)(b)		1,800	1,606,577
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(d)		870	909,538
Series 1999-5, Class M2, 9.23%, 12/15/29(d)		1,033	868,607

Security		Par (000)	Value
Asset-Backed Securities (continued)
Grippen Park CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.26%), 2.40%, 01/20/30(a)(b)	USD	1,123	$1,107,170
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.35%), 0.53%, 12/25/35(a)		836	322,758
Series 2006-4, Class 1A1, 3.60%, 03/25/36(d)		2,463	1,916,646
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.07%), 0.26%, 03/25/36(a)		14	6,457
Series 2007-2, Class AF3, 5.92%, 03/25/37(d)		504	145,742
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.39%, 01/25/47(a)		972	574,360
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.25%), 2.43%, 02/25/47(a)		1,300	1,271,780
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 3.00%, 04/15/33(a)(b)		5,820	5,711,585
Gulf Stream Meridian 2 Ltd., Series 2020-IIA, Class C, (3 mo. LIBOR US + 4.85%), 5.13%, 10/15/29(a)(b)		1,500	1,488,936
Halcyon Loan Advisors Funding Ltd.
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.13%), 2.27%, 04/18/26(a)(b)		4	4,040
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 2.07%, 07/25/27(a)(b)		8,343	8,235,536
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.25%), 2.39%, 07/18/31(a)(b)		750	722,815
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.54%, 02/05/31(a)(b)		11,313	11,010,958
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 1.57%, 03/15/27(a)(b)		500	478,737
Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.34%, 05/25/37(a)		2,490	2,044,057
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.21%, 07/25/34(a)		549	538,414
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.19%), 0.37%, 04/25/37(a)		1,932	1,364,990
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		2,364	643,566
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.72%), 0.91%, 04/15/36(a)		1,002	924,933
HPS Loan Management Ltd.
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.14%), 2.28%, 01/20/28(a)(b)		4,550	4,446,043
Series 14A-19, Class A1, (3 mo. LIBOR US + 1.27%), 2.26%, 07/25/30(a)(b)		1,300	1,279,331
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 2.28%, 10/19/28(a)(b)		5,420	5,338,187
Invitation Homes Trust
Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.00%), 1.19%, 07/17/37(a)(b)		2,740	2,719,171
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.00%), 2.19%, 07/17/37(a)(b)		2,468	2,346,313
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(b)(e)		444	437,083

6

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.27%), 0.46%, 05/25/36(a)	USD	1,170	$1,084,971
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.24%), 2.46%, 10/15/31(a)(b)		500	494,009
KKR CLO 16 Ltd., Series 16, Class A1R, (3 mo. LIBOR US + 1.25%), 2.39%, 01/20/29(a)(b)		7,421	7,301,678
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 2.21%, 01/20/31(a)(b)		8,120	7,934,871
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.04%), 2.18%, 07/20/31(a)(b)		500	484,940
LCM XX LP
Series 20A, Class AR, (3 mo. LIBOR US + 1.04%), 2.18%, 10/20/27(a)(b)		3,740	3,694,081
Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 2.69%, 10/20/27(a)(b)		250	242,046
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 2.02%, 04/20/28(a)(b)		3,430	3,379,690
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.31%), 2.45%, 03/20/30(a)(b)		500	489,850
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(b)(c)(d)		8,817	8,111,850
Series 2019-SL2, Class B, 0.00%, 02/25/59(b)(c)		2,432	432,885
Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(c)(d)		2,083	1,645,570
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(d)		4,469	4,720,628
Series 2002-A, Class C, 0.00%, 06/15/33		372	318,508
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 0.28%, 06/25/37(a)(b)		442	325,469
Lendmark Funding Trust, Series 2019-2A, Class A, 2.78%, 04/20/28(b)		12,230	12,230,928
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27(b)(c)		2,233	2,227,302
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.32%, 05/15/28(a)(b)		2,510	2,488,045
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.34%, 06/25/36(a)		3,792	2,062,919
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.34%, 08/25/36(a)		6,421	3,181,476
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.11%), 0.29%, 10/25/36(a)		1,537	678,494
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.23%), 0.41%, 10/25/36(a)		1,548	710,220
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.25%), 3.43%, 03/25/32(a)		1,105	1,102,122
Madison Park Funding X Ltd.
Series 2012-10A, Class AR2, (3 mo. LIBOR US + 1.22%), 2.36%, 01/20/29(a)(b)		10,710	10,521,957
Series 2012-10A, Class BR2, (3 mo. LIBOR US + 1.80%), 2.94%, 01/20/29(a)(b)		250	241,250

Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.16%), 2.20%, 07/23/29(a)(b)	USD	4,830	$4,753,880
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 2.09%, 04/19/30(a)(b)		7,780	7,577,777
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.64%, 04/19/30(a)(b)		4,540	4,381,320
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 2.02%, 01/22/28(a)(b)		7,698	7,573,537
Series 2015-19A, Class A2R2, (3 mo. LIBOR US + 1.50%), 2.60%, 01/22/28(a)(b)		1,000	965,030
Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, (3 mo. LIBOR US + 1.90%), 3.04%, 04/20/26(a)(b)		500	490,006
Madison Park Funding XVII Ltd., Series 2015-17A, Class B1R, (3 mo. LIBOR US + 1.75%), 2.86%, 07/21/30(a)(b)		1,770	1,724,516
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class A1R, (3 mo. LIBOR US + 1.19%), 2.30%, 10/21/30(a)(b)		14,970	14,698,792
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3 mo. LIBOR US + 1.26%), 2.48%, 01/15/33(a)(b)		3,000	2,895,000
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class A, (3 mo. LIBOR US + 1.21%), 2.20%, 07/27/30(a)(b)		250	245,895
Series 2017-23A, Class B, (3 mo. LIBOR US + 1.70%), 2.69%, 07/27/30(a)(b)		500	485,374
Madison Park Funding XXVI Ltd., Series 2017- 26A, Class AR, (3 mo. LIBOR US + 1.20%), 2.04%, 07/29/30(a)(b)		11,115	10,885,114
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 2.32%, 12/18/30(a)(b)		2,000	1,948,428
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 2.10%, 04/25/31(a)(b)		3,550	3,470,153
Mariner CLO LLC
Series 2015-1A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.64%, 04/20/29(a)(b)		7,152	6,887,308
Series 2015-1A, Class CR2, (3 mo. LIBOR US + 1.90%), 3.04%, 04/20/29(a)(b)		2,000	1,913,360
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.54%, 07/23/29(a)(b)(c)		1,478	1,443,858
Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 3.09%, 07/23/29(a)(b)(c)		5,162	4,967,909
Series 2016-3A, Class DR2, (3 mo. LIBOR US + 2.90%), 3.94%, 07/23/29(a)(b)(c)		500	464,900
Series 2017-4A, Class A, (3 mo. LIBOR US + 1.21%), 2.20%, 10/26/29(a)(b)		1,800	1,771,483
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(b)		14,870	14,660,812
Series 2019-AA, Class B, 3.51%, 07/20/32(b)		2,420	2,335,441
Series 2019-AA, Class C, 4.01%, 07/20/32(b)		2,150	2,039,850
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.26%), 0.45%, 06/25/36(a)(b)		1,591	1,437,163
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.47%, 05/25/37(a)		1,318	1,029,351

7

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.45%, 06/25/46(a)(b)	USD	509	$471,722
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.42%, 05/25/37(a)		1,905	1,315,537
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.45%, 08/25/37(a)		384	181,220
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.09%), 0.28%, 06/25/37(a)		934	251,967
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 2.08%, 04/21/31(a)(b)		2,010	1,934,331
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(b)		7,815	7,894,585
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.60%), 0.78%, 12/25/34(a)		820	739,751
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.87%), 1.05%, 09/25/35(a)		3,756	1,930,758
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.32%), 0.50%, 07/25/37(a)		1,083	1,018,254
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(b)		3,070	3,176,547
Series 2019-2A, Class A, 2.88%, 09/20/40(b)		1,111	1,104,305
Series 2020-1A, Class A, 2.10%, 04/20/46(b)		1,700	1,713,190
Series 2020-1A, Class B, 3.10%, 04/20/46(b)		2,570	2,590,755
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 2.74%, 07/20/24(a)(b)		1,884	1,874,421
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.25%), 2.39%, 10/20/30(a)(b)		2,820	2,715,865
MP CLO VII Ltd.
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 2.22%, 10/18/28(a)(b)		490	480,088
Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.60%), 2.74%, 10/18/28(a)(b)		750	721,033
MP CLO VIII Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.91%), 1.80%, 10/28/27(a)(b)		5,553	5,442,095
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.42%), 2.31%, 10/28/27(a)(b)		3,250	3,138,141
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.18%), 0.36%, 06/25/37(a)		69	69,000
Navient Private Education Loan Trust, Series 2014-AA, Class B, 3.50%, 08/15/44(b)		6,000	6,114,268
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.09%, 11/15/68(a)(b)		2,410	2,356,936
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.60%, 04/22/29(a)(b)		1,500	1,442,568
Series 2014-17A, Class CR2, (3 mo. LIBOR US + 2.00%), 3.10%, 04/22/29(a)(b)		1,900	1,816,623
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.85%), 2.07%, 01/15/28(a)(b)		2,648	2,618,542

Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.80%), 2.02%, 01/15/28(a)(b)	USD	984	$964,887
Series 2015-20A, Class BR, (3 mo. LIBOR US + 1.25%), 2.47%, 01/15/28(a)(b)		750	720,135
Neuberger Berman CLO XXIII Ltd., Series 2016- 23A, Class BR, (3 mo. LIBOR US + 1.55%), 2.69%, 10/17/27(a)(b)		400	384,523
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 2.31%, 10/18/30(a)(b)		5,520	5,415,272
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class B, (3 mo. LIBOR US + 2.20%), 2.37%, 07/20/31(a)(b)(c)		1,000	1,000,000
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.59%, 10/25/36(a)(b)		257	237,183
Oaktree CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.85%), 2.28%, 05/13/29(a)(b)		1,840	1,738,447
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.87%), 2.01%, 10/20/27(a)(b)		467	459,217
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(d)		700	481,070
Series 2001-D, Class A4, 6.93%, 09/15/31(d)		445	350,583
Series 2002-B, Class M1, 7.62%, 06/15/32(d)		4,443	3,554,546
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3 mo. LIBOR US + 1.45%), 2.47%, 04/24/29(a)(b)		2,500	2,396,966
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.92%, 04/24/29(a)(b)		4,618	4,418,789
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 4.02%, 04/24/29(a)(b)		3,000	2,755,859
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.08%), 2.07%, 04/26/31(a)(b)		660	642,235
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 2.79%, 07/20/29(a)(b)		750	726,393
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.82%), 1.81%, 10/26/27(a)(b)		621	612,548
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.85%), 2.84%, 10/26/27(a)(b)		1,120	1,074,318
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 2.26%, 10/18/28(a)(b)		10,736	10,579,900
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 2.74%, 10/18/28(a)(b)		500	486,987
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 2.48%, 07/15/30(a)(b)		9,170	9,079,525
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.33%, 11/20/30(a)(b)		500	475,898
Series 2020-19A, Class B, (3 mo. LIBOR US + 2.50%), 2.82%, 07/20/31(a)(b)		500	498,111
Series 2020-19A, Class C, (3 mo. LIBOR US + 2.95%), 3.27%, 07/20/31(a)(b)(c)		650	650,000
Series 2020-19A, Class D, (3 mo. LIBOR US + 4.47%), 4.79%, 07/20/31(a)(b)(c)		525	514,500
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 2.14%, 04/16/31(a)(b)		7,300	7,100,148
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.70%), 2.92%, 07/15/29(a)(b)		1,650	1,602,227

8

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 2.33%, 01/20/31(a)(b)	USD	1,310	$1,284,005
Octagon Investment Partners 46 Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 0.00%, 07/15/33(a)(b)		3,290	3,290,000
Series 2020-2A, Class D, (3 mo. LIBOR US + 4.60%), 0.00%, 07/15/33(a)(b)		2,470	2,470,000
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.10%), 2.32%, 04/15/26(a)(b)		34	34,210
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.02%), 2.16%, 07/17/30(a)(b)		3,580	3,488,481
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.99%, 01/25/31(a)(b)		7,240	7,043,298
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 3.07%, 07/15/27(a)(b)		2,840	2,710,128
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.13%), 2.35%, 03/20/25(a)(b)		384	383,758
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (3 mo. LIBOR US + 0.90%), 2.04%, 10/18/26(a)(b)		392	390,403
OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 2.94%, 07/20/32(a)(b)		2,989	2,906,061
OHA Credit Partners IX Ltd., Series 2013-9A, Class E, (3 mo. LIBOR US + 5.00%), 6.14%, 10/20/25(a)(b)		2,500	2,376,550
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.40%, 05/23/31(a)(b)		6,219	6,053,344
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.34%), 1.73%, 11/15/32(a)(b)		1,630	1,596,417
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(b)		14,760	15,580,337
Series 2020-1A, Class A, 3.84%, 05/14/32(b)		12,330	12,776,988
Option One Mortgage Acceptance Corp. Asset- Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.64%), 0.83%, 07/25/33(a)		852	784,273
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.33%, 02/25/37(a)		1,260	910,577
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.21%), 0.40%, 03/25/37(a)		2,360	1,473,573
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		2,647	2,483,554
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		6,815	6,413,598
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		3,639	3,743,988
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(d)		1,455	1,412,883
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.39%, 10/15/37(a)(b)(c)		1,867	1,778,784
Ownit Mortgage Loan Trust Series,
Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		1,990	1,894,001

Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 3.80%, 01/22/29(a)(b)	USD	4,720	$4,636,754
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 2.35%, 10/22/30(a)(b)		13,172	12,786,145
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 2.80%, 10/22/30(a)(b)		2,120	2,032,444
OZLM Funding Ltd., Series 2012-1A, Class A2R2, (3 mo. LIBOR US + 1.85%), 2.95%, 07/22/29(a)(b)		495	485,179
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 2.89%, 04/17/31(a)(b)		900	867,003
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.20%), 3.34%, 10/17/29(a)(b)		1,160	1,107,018
OZLM XII Ltd., Series 2015-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 2.36%, 04/30/27(a)(b)		500	488,649
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.70%), 2.92%, 01/15/29(a)(b)		5,770	5,607,132
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.22%), 2.44%, 11/22/30(a)(b)		2,160	2,094,949
OZLM XVIII Ltd., Series 2018-18A, Class A, (3 mo. LIBOR US + 1.02%), 2.24%, 04/15/31(a)(b)		2,620	2,494,206
OZLM XX Ltd., Series 2018-20A, Class A2, (3 mo. LIBOR US + 1.65%), 2.79%, 04/20/31(a)(b)		600	577,679
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 3.04%, 01/20/31(a)(b)		930	861,289
OZLM XXIV Ltd., Series 2019-24A, Class A2A, (3 mo. LIBOR US + 2.25%), 3.39%, 07/20/32(a)(b)		750	728,057
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 2.27%, 01/17/31(a)(b)		4,548	4,452,237
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.22%), 1.59%, 05/21/29(a)(b)		10,965	10,809,733
Series 2015-1A, Class A2R2, (3 mo. LIBOR US + 1.65%), 2.02%, 05/21/29(a)(b)		2,460	2,389,730
Series 2015-2A, Class A2R2, (3 mo. LIBOR US + 1.55%), 2.69%, 07/20/30(a)(b)		2,500	2,401,442
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.89%, 07/20/30(a)(b)		1,000	887,581
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 2.17%, 04/18/31(a)(b)		3,360	3,293,038
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 2.28%, 07/16/31(a)(b)		4,820	4,699,086
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.65%), 2.83%, 07/16/31(a)(b)		1,500	1,445,870
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.35%), 1.74%, 08/15/26(a)(b)		3,323	3,212,944
Palmer Square Loan Funding Ltd.
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.05%), 2.27%, 07/15/26(a)(b)		3,050	2,923,239
Series 2019-1A, Class D, (3 mo. LIBOR US + 5.80%), 6.94%, 04/20/27(a)(b)		1,700	1,438,773

9

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 3.39%, 04/20/27(a)(b)	USD	500	$488,782
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.98%, 08/20/27(a)(b)		2,110	2,076,621
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.48%, 08/20/27(a)(b)		1,940	1,881,144
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.92%, 10/24/27(a)(b)		1,488	1,103,819
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 1.73%, 02/20/28(a)(b)		4,860	4,637,940
Series 2020-2A, Class A2, (3 mo. LIBOR US + 1.55%), 2.66%, 04/20/28(a)(b)		5,850	5,632,917
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 3.36%, 04/20/28(a)(b)		1,000	973,000
Series 2020-2A, Class C, (3 mo. LIBOR US + 3.00%), 4.11%, 04/20/28(a)(b)(c)		1,000	924,580
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 1.99%, 07/20/27(a)(b)		2,696	2,629,422
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 2.89%, 07/20/27(a)(b)		1,150	1,085,616
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.22%), 1.64%, 11/14/29(a)(b)		6,970	6,857,310
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.70%), 2.12%, 11/14/29(a)(b)		2,940	2,860,965
Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.48%), 1.87%, 05/15/32(a)(b)		500	494,529
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.39%, 05/15/32(a)(b)		500	489,489
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL2, Class A1, 3.72%, 02/27/60(b)(e)		15,463	15,477,956
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)		2,639	2,679,668
Series 2018-SFR1, Class F, 4.78%, 03/17/35(b)		1,620	1,570,755
Series 2018-SFR2, Class F, 4.95%, 08/17/35(b)		1,030	1,034,063
Series 2019-SFR1, Class E, 4.47%, 08/17/35(b)		2,000	2,062,368
Series 2020-SFR2, Class B, 2.58%, 06/18/37(b)		550	566,640
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.21%), 2.43%, 10/15/30(a)(b)		3,730	3,637,920
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.10%), 2.09%, 07/25/31(a)(b)		5,510	5,303,809
RAMP Series Trust, Series 2004-RS7, Class A2A, (1 mo. LIBOR US + 0.62%), 0.80%, 07/25/34(a)		1,844	1,514,362
Regatta Funding LP, Series 2013-2A, Class A1R2, (3 mo. LIBOR US + 1.25%), 2.47%, 01/15/29(a)(b)		1,300	1,288,965
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.08%), 2.22%, 07/20/28(a)(b)		10,290	10,124,306

Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta VII Funding Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.81%, 12/20/28(a)(b)	USD	250	$240,423
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(b)		12,820	12,606,143
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(b)		14,870	14,794,871
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.14%), 2.28%, 10/18/28(a)(b)		4,670	4,612,663
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.03%), 2.25%, 04/15/29(a)(b)		10,140	9,924,133
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.45%), 2.67%, 04/15/29(a)(b)		7,210	6,922,051
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 3.07%, 04/15/29(a)(b)		2,490	2,374,782
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 3.87%, 04/15/29(a)(b)		750	668,786
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 2.72%, 10/15/29(a)(b)		7,771	7,369,239
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 3.12%, 10/15/29(a)(b)		2,750	2,624,308
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 4.07%, 10/15/29(a)(b)		4,766	4,297,188
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 7.47%, 10/15/29(a)(b)		1,750	1,477,706
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 2.33%, 10/20/30(a)(b)		14,614	14,337,221
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.48%, 05/20/31(a)(b)		1,953	1,900,681
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.72%), 2.10%, 05/20/31(a)(b)		1,500	1,451,731
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.00%), 3.38%, 05/20/31(a)(b)		750	670,433
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.16%), 2.30%, 10/20/31(a)(b)		1,000	974,435
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.80%), 2.94%, 10/20/31(a)(b)		500	486,093
Series 2019-2A, Class B, (3 mo. LIBOR US + 1.93%), 2.31%, 08/20/32(a)(b)		1,250	1,222,489
Rockford Tower Europe CLO DAC, Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(a)	EUR	2,328	2,592,473
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 2.17%, 04/20/31(a)(b)	USD	4,317	4,194,943
RR 2 Ltd.
Series 2017-2A, Class A2, (3 mo. LIBOR US + 1.60%), 2.82%, 10/15/29(a)(b)		750	725,503
Series 2017-2A, Class B, (3 mo. LIBOR US + 2.00%), 3.22%, 10/15/29(a)(b)		750	716,629
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 2.31%, 01/15/30(a)(b)		2,020	1,971,544
RR 4 Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.55%), 2.77%, 04/15/30(a)(b)		1,400	1,346,114
RR 6 Ltd., Series 2019-6A, Class A1A, (3 mo. LIBOR US + 1.25%), 2.47%, 04/15/30(a)(b)		9,840	9,683,847
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.30%), 0.48%, 08/25/36(a)		282	277,317

10

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.35%), 0.53%, 04/25/37(a)(b)	USD	435	$430,457
Seneca Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.12%), 2.26%, 07/17/26(a)(b)		52	51,942
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.16%), 0.34%, 07/25/36(a)		961	285,558
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 2.38%, 07/20/30(a)(b)		3,920	3,856,398
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.30%), 3.44%, 07/20/30(a)(b)		500	484,641
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.40%), 0.71%, 06/15/33(a)		1,778	1,716,779
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.33%), 0.64%, 03/15/24(a)		6,422	6,328,598
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.27%), 0.58%, 12/15/39(a)		475	437,933
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.94%, 10/15/41(a)(b)		8,210	8,763,127
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(b)		2,480	2,508,741
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(b)		20,680	20,393,135
Series 2020-PTA, Class B, 2.50%, 09/15/54(b)		6,740	6,723,610
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 2.06%, 01/26/31(a)(b)		500	483,759
Sound Point CLO XI Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.25%), 3.39%, 07/20/28(a)(b)		440	430,314
Sound Point CLO XIV Ltd.
Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.15%), 2.19%, 01/23/29(a)(b)		9,440	9,298,759
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.65%), 3.69%, 01/23/29(a)(b)		1,000	987,750
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.15%), 2.19%, 01/23/29(a)(b)		1,720	1,692,833
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.80%), 2.94%, 01/21/31(a)(b)		500	464,922
Sound Point CLO XXIII, Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.40%), 2.62%, 04/15/32(a)(b)		19,610	19,142,341
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.98%, 01/25/35(a)		48	44,457
Starwood Waypoint Homes Trust, Series 2017-1, Class E, (1 mo. LIBOR US + 2.60%), 2.79%, 01/17/35(a)(b)		4,500	4,405,738
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 2.47%, 10/15/30(a)(b)		4,140	4,016,554
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 3.02%, 01/15/30(a)(b)		1,630	1,540,483

Security		Par (000)	Value
Asset-Backed Securities (continued)
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(b)	USD	253	$248,183
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.30%), 0.48%, 01/25/35(a)		281	277,159
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 2.10%, 04/15/28(a)(b)		3,620	3,552,949
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR, (3 mo. LIBOR US + 1.15%), 2.19%, 01/23/28(a)(b)		4,140	4,071,096
Series 2016-18A, Class B, (3 mo. LIBOR US + 1.80%), 2.84%, 01/23/28(a)(b)		300	292,429
Symphony CLO XXI Ltd., Series 2019-21A, Class A, (3 mo. LIBOR US + 1.38%), 2.60%, 07/15/32(a)(b)		4,230	4,164,399
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.20%), 1.59%, 11/18/30(a)(b)		3,290	3,227,819
TCW CLO Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 4.50%), 5.26%, 04/20/28(a)(b)		2,150	2,148,935
Thacher Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.16%), 2.30%, 10/20/26(a)(b)		142	141,087
THL Credit Wind River CLO Ltd.
Series 2012-1A, Class BR2, (3 mo. LIBOR US + 1.45%), 2.67%, 01/15/26(a)(b)		920	905,080
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 2.27%, 07/15/28(a)(b)		4,880	4,798,415
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.30%), 3.44%, 04/18/29(a)(b)		1,400	1,312,320
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.28%), 2.42%, 04/20/29(a)(b)		2,340	2,304,426
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 2.33%, 01/16/31(a)(b)		1,467	1,427,406
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.80%), 1.94%, 07/20/27(a)(b)		905	896,620
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 2.28%, 01/20/31(a)(b)		3,080	3,008,261
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 6.89%, 07/17/31(a)(b)		1,000	756,270
TICP CLO VI Ltd.
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.20%), 2.42%, 01/15/29(a)(b)		3,820	3,787,312
Series 2016-6A, Class BR, (3 mo. LIBOR US + 1.70%), 2.92%, 01/15/29(a)(b)		5,360	5,215,209
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 8.56%, 04/15/33(a)(b)		750	605,005
TICP CLO XI Ltd., Series 2018-11A, Class A, (3 mo. LIBOR US + 1.18%), 2.32%, 10/20/31(a)(b)		750	732,994
TICP CLO XII Ltd., Series 2018-12A, Class A, (3 mo. LIBOR US + 1.11%), 2.33%, 01/15/31(a)(b)		250	245,304

11

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)(d)	USD	8,260	$8,331,606
TRESTLES CLO III Ltd.
Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 2.48%, 01/20/33(a)(b)		5,840	5,717,532
Series 2020-3A, Class B1, (3 mo. LIBOR US + 1.85%), 3.00%, 01/20/33(a)(b)		2,590	2,512,490
TRESTLES CLO Ltd., Series 2017-1A, Class A1A, (3 mo. LIBOR US + 1.29%), 2.28%, 07/25/29(a)(b)		250	246,388
Tricon American Homes Trust
Series 2017-SFR1, Class F, 5.15%, 09/17/34(b)		9,140	9,287,275
Series 2018-SFR1, Class E, 4.56%, 05/17/37(b)		890	909,087
Series 2018-SFR1, Class F, 4.96%, 05/17/37(b)		610	616,318
Venture CLO Ltd.
Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.07%), 2.21%, 07/18/31(a)(b)		1,480	1,428,493
Series 2018-35A, Class AS, (3 mo. LIBOR US + 1.15%), 2.25%, 10/22/31(a)(b)		2,810	2,794,720
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.22%), 2.44%, 10/15/29(a)(b)		9,820	9,474,410
Venture XXIV CLO Ltd., Series 2016-24A, Class AR, (3 mo. LIBOR US + 1.18%), 2.32%, 10/20/28(a)(b)		3,300	3,241,729
Vericrest Opportunity Loan Trust, Series 2019- NPL2, Class A1, 3.97%, 02/25/49(b)(e)		1,115	1,120,368
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.27%), 2.41%, 09/15/30(a)(b)		1,750	1,714,823
Voya CLO Ltd.
Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 3.64%, 07/25/26(a)(b)		1,680	1,461,578
Series 2014-4A, Class A1RA, (3 mo. LIBOR US + 1.10%), 2.41%, 07/14/31(a)(b)		250	244,446
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.50%), 2.54%, 07/23/27(a)(b)		780	751,944
Series 2017-3A, Class A1A, (3 mo. LIBOR US + 1.23%), 2.37%, 07/20/30(a)(b)		2,201	2,166,424
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 2.35%, 10/15/30(a)(b)		6,640	6,506,505
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.06%), 2.28%, 04/15/31(a)(b)		10,079	9,815,055
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.13%), 0.31%, 07/25/37(a)(b)		1,536	1,364,564
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.36%, 09/25/36(a)		5,080	2,195,500
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.34%, 10/25/36(a)		1,943	1,514,456
Wellfleet CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 2.26%, 04/20/29(a)(b)		3,750	3,673,514
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 3.09%, 01/17/31(a)(b)		750	699,031

Security		Par (000)	Value
Asset-Backed Securities (continued)
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.21%), 2.35%, 07/20/28(a)(b)	USD	5,610	$5,551,995
Whitebox CLO I Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 4.35%), 5.37%, 07/24/32(a)(b)		1,630	1,608,728
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 0.59%, 06/25/37(a)(b)		2,469	989,500
York CLO 1 Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 4.11%, 10/22/29(a)(b)		250	238,589
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 2.25%, 01/22/31(a)(b)		250	244,023
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 2.89%, 10/20/29(a)(b)		3,380	3,289,786
York CLO-4 Ltd.
Series 2016-2A, Class A1R, (3 mo. LIBOR US + 1.09%), 2.23%, 04/20/32(a)(b)(c)		8,250	7,961,250
Series 2016-2A, Class BR, (3 mo. LIBOR US + 1.55%), 2.69%, 04/20/32(a)(b)(c)		3,000	2,820,000
Series 2016-2A, Class CR, (3 mo. LIBOR US + 2.15%), 3.29%, 04/20/32(a)(b)		3,000	2,849,494
York CLO-7 Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 2.75%), 4.54%, 01/22/33(a)(b)		500	485,153

Total Asset-Backed Securities — 10.0% (Cost: $1,923,870,087)			1,872,810,983

	Shares

Common Stocks

Energy Equipment & Services — 0.0%
Bristow Group, Inc.(f)		61,956	863,047
Pioneer Energy Services Corp.(c)		7,278	282,627
Vantage Drilling Co.(f)		311,000	1,936

			1,147,610

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.(f)		1,186,079	14,387,138
Target Hospitality Corp.(f)		112,843	190,705

			14,577,843

Household Durables — 0.1%
Beazer Homes U.S.A., Inc.(f)		52,287	526,530
Century Communities, Inc.(f)		56,406	1,729,408
Taylor Morrison Home Corp.(f)		328,641	6,339,485

			8,595,423

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Energy Corp.		139,988	2,606,576

Metals & Mining — 0.0%
Northern Graphite Corp.(f)		99,612	13,207

Real Estate Management & Development — 0.0%
Forestar Group, Inc.(f)		50,609	763,184

Total Common Stocks — 0.2% (Cost: $26,926,628)			27,703,843

12

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Aerospace & Defense — 1.8%
BAE Systems Holdings, Inc.
3.80%, 10/07/24(b)	USD	2,488	$2,732,221
3.85%, 12/15/25(b)		12,498	13,838,904
4.75%, 10/07/44(b)		259	316,716
BAE Systems PLC, 3.40%, 04/15/30(b)		2,782	3,030,064
Boeing Co.
4.51%, 05/01/23		9,500	10,036,072
4.88%, 05/01/25		2,979	3,246,525
3.83%, 03/01/59		605	512,775
5.93%, 05/01/60		5,008	5,938,945
Embraer Netherlands Finance BV, 5.40%, 02/01/27		1,465	1,296,525
Embraer Overseas Ltd., 5.70%, 09/16/23		3,291	3,135,706
General Dynamics Corp.
3.50%, 05/15/25		2,350	2,627,825
3.75%, 05/15/28		4,050	4,722,936
3.63%, 04/01/30		5,961	6,973,897
4.25%, 04/01/50		1,506	1,949,037
Howmet Aerospace, Inc., 6.88%, 05/01/25		4,100	4,447,930
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25(b)		5,245	5,695,150
4.20%, 05/01/30(b)		9,516	10,603,539
L3 Technologies, Inc., 4.95%, 02/15/21		250	253,040
L3Harris Technologies, Inc.
3.85%, 06/15/23		2,291	2,492,770
3.85%, 12/15/26		10,802	12,363,885
4.40%, 06/15/28		13,382	15,829,498
4.40%, 06/15/28		3,547	4,195,728
2.90%, 12/15/29		864	930,413
Lockheed Martin Corp.
3.55%, 01/15/26		6,360	7,311,734
1.85%, 06/15/30		1,111	1,141,992
3.60%, 03/01/35		14,240	17,086,600
4.07%, 12/15/42		2,369	3,004,832
3.80%, 03/01/45		2,429	2,949,468
4.70%, 05/15/46		1,489	2,031,677
2.80%, 06/15/50		9,104	9,580,495
Northrop Grumman Corp.
2.93%, 01/15/25		10,547	11,407,639
3.25%, 01/15/28		16,486	18,436,826
4.03%, 10/15/47		3,320	4,024,407
5.25%, 05/01/50		3,342	4,793,967
Raytheon Technologies Corp.
3.65%, 08/16/23		694	751,586
3.20%, 03/15/24(b)		8,458	9,113,499
3.15%, 12/15/24(b)		4,040	4,363,891
3.95%, 08/16/25		7,411	8,432,529
7.20%, 08/15/27(b)		2,353	3,161,311
7.00%, 11/01/28(b)		7,205	9,910,886
4.13%, 11/16/28		22,595	26,614,282
7.50%, 09/15/29		475	679,296
2.25%, 07/01/30		13,896	14,472,696
4.20%, 12/15/44(b)		1,922	2,196,845
Textron, Inc.
3.88%, 03/01/25		3,610	3,841,197
3.65%, 03/15/27		2,985	3,092,003
3.90%, 09/17/29		8,086	8,566,434
TransDigm, Inc.
8.00%, 12/15/25(b)		9,810	10,310,212
6.25%, 03/15/26(b)		23,463	23,404,812

Security		Par (000)	Value

Aerospace & Defense (continued)
United Technologies Corp.
5.40%, 05/01/35	USD	2,386	$3,229,222
5.70%, 04/15/40		665	919,453

			331,999,892

Air Freight & Logistics — 0.4%
FedEx Corp.
3.80%, 05/15/25		26,545	29,507,721
3.10%, 08/05/29		283	302,075
3.88%, 08/01/42		5,393	5,403,145
5.10%, 01/15/44		2	2,333
4.10%, 02/01/45		3,408	3,463,070
4.55%, 04/01/46		1,320	1,423,134
United Parcel Service, Inc.
3.40%, 03/15/29		7,874	9,105,720
2.50%, 09/01/29		4,016	4,373,416
4.45%, 04/01/30		9,021	11,263,584
5.20%, 04/01/40		5,857	8,086,473
XPO Logistics, Inc.
6.13%, 09/01/23(b)		1,462	1,480,275
6.75%, 08/15/24(b)		3,480	3,645,648

			78,056,594

Airlines — 0.5%
Air Canada Pass-Through Trust
Series 2013-1, Class A, 4.13%, 05/15/25(b)		3,764	3,465,395
Series 2015-2, Class B, 5.00%, 12/15/23(b)		1,241	1,037,679
Series 2017-1, Class AA, 3.30%, 01/15/30(b)		2,030	1,840,647
Series 2017-1, Class B, 3.70%, 01/15/26(b)		21	18,504
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A, 4.80%, 08/15/27(b)		8,910	9,021,375
American Airlines Pass-Through Trust
3.93%, 12/15/25(c)		1,705	1,485,654
3.53%, 12/15/27(c)		4,717	4,056,254
Series 2015-2, Class AA, 3.60%, 09/22/27		1,065	984,537
Series 2015-2, Class B, 4.40%, 09/22/23		5,833	4,148,735
Series 2016-1, Class AA, 3.58%, 01/15/28		4,245	4,106,919
Series 2016-1, Class B, 5.25%, 01/15/24		4,719	3,121,793
Series 2016-2, Class AA, 3.20%, 06/15/28		1,892	1,781,951
Series 2016-3, Class AA, 3.00%, 10/15/28		4,252	3,899,559
Series 2016-3, Class B, 3.75%, 10/15/25		74	52,364
Series 2017-1, Class AA, 3.65%, 02/15/29		1,490	1,426,946
Series 2017-1, Class B, 4.95%, 02/15/25		1,385	1,046,875
Series 2017-2, Class B, 3.70%, 10/15/25		1,508	1,047,319
Series 2019-1, Class AA, 3.15%, 02/15/32		5,199	4,783,547
Series 2019-1, Class B, 3.85%, 02/15/28		5,544	3,881,244
American Airlines, Inc.
4.13%, 06/15/22(c)		15,927	13,717,925
4.87%, 10/22/23(c)		1,080	892,590
Avianca Holdings SA, 9.00%, 05/10/23(b)(f)(g)		983	197,091
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		9,754	9,765,082
Gol Finance, Inc., 7.00%, 01/31/25(b)		3,175	1,785,937
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(c)		2,342	1,943,992
Series 2019-1C, 7.00%, 12/15/25(c)		2,344	1,904,429
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(b)	EUR	1,300	971,167
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)	USD	1,396	1,036,546
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 04/11/22		364	323,331
Series 2014-2, Class B, 4.63%, 09/03/22		452	398,369
Series 2015-1, Class AA, 3.45%, 12/01/27		1,472	1,435,076

13

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 07/07/28	USD	595	$571,015
Series 2016-1, Class B, 3.65%, 01/07/26		456	336,319
Series 2016-2, Class AA, 2.88%, 10/07/28		1,811	1,691,382
Series 2016-2, Class B, 3.65%, 10/07/25		240	175,485
Series 2018-1, Class AA, 3.50%, 03/01/30		1,250	1,169,465
Series 2018-1, Class B, 4.60%, 03/01/26		2,004	1,501,128
Series 2019-2, Class AA, 2.70%, 05/01/32		3,365	3,038,547
Series 2019-2, Class B, 3.50%, 05/01/28		4,946	3,719,025
US Airways Pass-Through Trust
Series 2012-2, Class B, 6.75%, 06/03/21		136	110,253
Series 2013-1, Class B, 5.38%, 11/15/21		532	432,420

			98,323,871

Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%, 04/01/25		1,860	1,827,450
Aptiv PLC, 5.40%, 03/15/49		325	339,703
Magna International, Inc., 2.45%, 06/15/30		2,085	2,132,283

			4,299,436

Automobiles — 0.2%
BMW U.S. Capital LLC
3.90%, 04/09/25(b)		6,825	7,573,760
2.80%, 04/11/26(b)		648	686,158
Daimler Finance North America LLC
2.30%, 02/12/21(b)		8,755	8,815,643
3.35%, 05/04/21(b)		13,164	13,407,209
3.75%, 11/05/21(b)		150	155,067
General Motors Co.
6.60%, 04/01/36		893	965,343
6.25%, 10/02/43		3,456	3,672,597
6.75%, 04/01/46		3,243	3,532,452
5.40%, 04/01/48		1,896	1,859,293

			40,667,522

Banks — 6.0%
Banco de Credito del Peru, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.00%), 3.13%, 07/01/30(b)(h)		3,279	3,226,536
Banco Espirito Santo SA
2.63%, 05/08/17(f)(g)	EUR	400	71,904
4.75%, 01/15/18(f)(g)		2,200	395,470
4.00%, 01/21/19(f)(g)		6,300	1,132,482
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	USD	2,224	2,245,545
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)		3,285	3,595,104
Banco Santander SA
2.71%, 06/27/24		13,400	14,084,280
3.31%, 06/27/29		3,600	3,885,660
Banco Votorantim SA, 4.00%, 09/24/22(b)		2,516	2,533,297
Bancolombia SA, 3.00%, 01/29/25		3,704	3,611,400
Bangkok Bank PCL, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.90%), 3.73%, 09/25/34(h)		2,275	2,184,000
Bank of America Corp.
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(h)		14,085	14,098,011
(3 mo. LIBOR US + 0.63%), 2.33%, 10/01/21(h)		37,283	37,434,703
(3 mo. LIBOR US + 0.37%), 2.74%, 01/23/22(h)		83	83,921

Security		Par (000)	Value

Banks (continued)
Bank of America Corp.
(3 mo. LIBOR US + 0.63%), 3.50%, 05/17/22(h)	USD	10,605	$10,863,020
(3 mo. LIBOR US + 1.16%), 3.12%, 01/20/23(h)		5,470	5,665,629
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(h)		428	443,657
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(h)		2,979	3,094,253
4.20%, 08/26/24		3,784	4,200,991
4.00%, 01/22/25		4,977	5,496,375
3.95%, 04/21/25		4,095	4,534,439
3.88%, 08/01/25		964	1,091,472
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(h)		13,300	13,972,421
4.45%, 03/03/26		11,549	13,295,723
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(h)		3,876	4,325,930
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(h)		24,629	27,954,141
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(h)		13,449	15,202,285
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(h)		1,191	1,334,910
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(h)		33,510	37,325,182
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(h)		14,139	16,198,695
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(h)		3,621	4,270,846
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(h)		460	507,797
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(h)		2,515	2,720,876
(Secured Overnight Financing Rate + 1.93%), 2.68%, 06/19/41(h)		23,564	24,200,077
Bank of East Asia Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.75%), 4.00%, 05/29/30(h)		2,160	2,208,881
Bank of Montreal
3.30%, 02/05/24		5,536	6,012,735
2.50%, 06/28/24		4,500	4,772,664
Barclays PLC
4.38%, 01/12/26		4,159	4,683,117
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(h)		6,799	7,965,989
BBVA Bancomer SA
6.75%, 09/30/22(b)		2,888	3,079,330
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.31%), 5.88%, 09/13/34(b)(h)		3,870	3,774,459
BNP Paribas SA
3.50%, 03/01/23(b)		8,616	9,119,800
3.38%, 01/09/25(b)		2,338	2,527,002
4.38%, 09/28/25(b)		2,732	3,013,478
(3 mo. LIBOR US + 1.11%), 2.82%, 11/19/25(b)(h)		11,159	11,686,125
(Secured Overnight Financing Rate + 1.51%), 3.05%, 01/13/31(b)(h)		7,442	7,838,607
BPCE SA
3.00%, 05/22/22(b)		2,017	2,085,527
2.70%, 10/01/29(b)		9,456	10,093,302

14

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Citigroup, Inc.
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(h)	USD	4,900	$5,099,599
4.40%, 06/10/25		5,977	6,693,075
3.20%, 10/21/26		524	574,370
4.45%, 09/29/27		2,124	2,424,901
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(h)		8,833	9,956,578
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(h)		34,845	38,849,885
(3 mo. LIBOR US + 1.19%), 4.08%, 04/23/29(h)		3,412	3,892,661
(Secured Overnight Financing Rate + 1.42%), 2.98%, 11/05/30(h)		4,852	5,163,545
Citizens Financial Group, Inc., 3.25%, 04/30/30		2,910	3,144,973
Credicorp Ltd., 2.75%, 06/17/25(b)		590	587,138
Danske Bank A/S 5.00%, 01/12/22(b)		13,526	14,210,550
(3 mo. LIBOR US + 1.25%), 3.00%, 09/20/22(b)(h)		927	941,413
5.38%, 01/12/24(b)		14,017	15,598,433
Fifth Third Bancorp, 3.65%, 01/25/24		2,460	2,684,612
Grupo Aval Ltd., 4.75%, 09/26/22		1,073	1,080,329
HSBC Holdings PLC
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(h)		4,934	5,488,476
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(h)		9,444	10,437,882
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(h)		1,491	1,722,584
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(h)		12,500	13,876,174
Huntington National Bank, 3.25%, 05/14/21		3,780	3,864,119
ING Groep NV
4.10%, 10/02/23		23,473	25,719,319
4.63%, 01/06/26(b)		5,226	6,122,965
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.10%), 1.40%, 07/01/26(b)(h)		2,400	2,405,601
Intesa Sanpaolo SpA, 6.50%, 02/24/21(b)		1,790	1,840,390
Itau Unibanco Holding SA
2.90%, 01/24/23(b)		4,491	4,429,249
3.25%, 01/24/25(b)		2,456	2,419,820
JPMorgan Chase & Co.
2.55%, 03/01/21		7,857	7,955,110
4.35%, 08/15/21		184	192,021
2.97%, 01/15/23		3,167	3,279,326
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(h)		23,172	24,125,676
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(h)		2,451	2,623,824
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(h)		13,298	14,425,395
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(h)		39,194	43,187,604
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(h)		30,542	32,886,835
3.90%, 07/15/25		8,990	10,168,566
(Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(h)		8,819	9,237,718
(Secured Overnight Financing Rate + 1.59%), 2.01%, 03/13/26(h)		4,655	4,817,673

Security		Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
3.20%, 06/15/26	USD	200	$221,991
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(h)		24	27,337
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(h)		27,927	31,583,544
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(h)		32,156	35,888,977
(Secured Overnight Financing Rate + 1.89%), 2.18%, 06/01/28(h)		9,395	9,724,902
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(h)		32	35,745
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(h)		3,535	4,144,663
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(h)		2,250	2,584,665
(Secured Overnight Financing Rate + 3.79%), 4.49%, 03/24/31(h)		9,675	11,794,526
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(h)		1,912	2,245,359
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(h)		1,509	1,845,475
(Secured Overnight Financing Rate + 2.44%), 3.11%, 04/22/51(h)		23,824	25,652,122
Kasikornbank PCL, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.70%), 3.34%, 10/02/31(h)		1,940	1,860,581
KeyCorp
4.15%, 10/29/25		803	920,675
4.10%, 04/30/28		718	833,250
2.55%, 10/01/29		3,481	3,603,253
Lloyds Banking Group PLC
4.05%, 08/16/23		901	978,937
3.75%, 01/11/27		6,060	6,708,329
4.38%, 03/22/28		1,586	1,840,293
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21		1,810	1,867,588
3.00%, 02/22/22		3,776	3,912,444
2.62%, 07/18/22		6,043	6,276,736
2.67%, 07/25/22		540	561,298
3.46%, 03/02/23		28,006	29,938,542
3.76%, 07/26/23		9,728	10,553,531
3.20%, 07/18/29		1,119	1,223,672
Mizuho Financial Group, Inc.
2.63%, 04/12/21(b)		7,490	7,613,258
2.27%, 09/13/21		5,639	5,751,832
2.95%, 02/28/22		43,598	45,213,480
(3 mo. LIBOR US + 0.98%), 2.84%, 07/16/25(h)		797	835,896
(3 mo. LIBOR US + 1.10%), 2.56%, 09/13/25(h)		18,319	19,085,921
3.66%, 02/28/27		352	388,407
Royal Bank of Scotland Group PLC, (3 mo. LIBOR US + 1.48%), 3.50%, 05/15/23(h)		696	722,590
Santander UK Group Holdings PLC, 2.88%, 08/05/21		12,877	13,158,389
Shinhan Financial Group Co. Ltd., (5 yr.
U.S. Treasury Yield Curve Rate T Note
Constant Maturity + 1.50%), 3.34%, 02/05/30(h)		1,025	1,072,086
Shizuoka Bank Ltd., (3 mo. LIBOR US - 0.50%), 0.49%, 01/25/23(a)(i)		200	185,298

15

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Standard Chartered PLC, (3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24(b)(h)	USD	2,885	$3,039,388
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24		16,297	17,264,554
2.35%, 01/15/25		11,070	11,569,379
3.04%, 07/16/29		555	597,090
Washington Mutual Escrow Bonds
0.00%, (c)(f)(g)(j)		13,308	1
0.00%, (c)(f)(g)(j)		11,911	1
0.00%, (c)(f)(g)(j)		2,570	—
0.00%, (c)(f)(g)(j)		3,115	—
Wells Fargo & Co.
3.75%, 01/24/24		6,345	6,932,853
3.55%, 09/29/25		5,912	6,602,135
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(h)		4,567	4,754,239
3.00%, 04/22/26		7,336	8,010,928
3.00%, 10/23/26		4,873	5,310,439
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(h)		1,889	2,048,236
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(h)		6,434	7,140,933
(Secured Overnight Financing Rate + 2.10%), 2.39%, 06/02/28(h)		2,099	2,168,717
(3 mo. LIBOR US + 1.17%), 2.88%, 10/30/30(h)		9,615	10,286,061
(Secured Overnight Financing Rate + 2.53%), 3.07%, 04/30/41(h)		18,795	19,604,800
Wells Fargo Bank NA, (3 mo. LIBOR US + 0.49%), 3.33%, 07/23/21(h)		13,250	13,271,574

			1,115,727,357

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		28,831	33,965,052
4.90%, 02/01/46		1,214	1,485,554
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/24		5,740	6,254,247
4.00%, 04/13/28		1,320	1,523,420
4.75%, 01/23/29		35,751	43,197,716
3.50%, 06/01/30		9,924	11,158,865
4.90%, 01/23/31		1,619	2,028,663
4.38%, 04/15/38		911	1,034,491
8.20%, 01/15/39		560	883,096
5.45%, 01/23/39		1,023	1,292,547
8.00%, 11/15/39		3,000	4,723,938
4.95%, 01/15/42		500	597,215
Embotelladora Andina SA, 3.95%, 01/21/50(b)		2,139	2,150,765
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50		2,730	2,811,791
Keurig Dr Pepper, Inc.
4.06%, 05/25/23		5,240	5,710,611
3.40%, 11/15/25		8,579	9,555,526
Molson Coors Brewing Co.
5.00%, 05/01/42		1,379	1,460,884
4.20%, 07/15/46		1,500	1,459,693
PepsiCo, Inc.
4.45%, 04/14/46		1,287	1,720,814
3.45%, 10/06/46		1,562	1,803,983
4.00%, 05/02/47		1,981	2,492,727

			137,311,598

Security		Par (000)	Value

Biotechnology — 0.7%
AbbVie, Inc.
2.30%, 11/21/22(b)	USD	6,787	$7,020,331
2.60%, 11/21/24(b)		29,311	31,116,900
3.80%, 03/15/25(b)		12,176	13,509,461
3.20%, 05/14/26		3,583	3,939,292
2.95%, 11/21/26(b)		2,317	2,520,081
4.55%, 03/15/35(b)		5,398	6,546,181
4.50%, 05/14/35		9,666	11,643,788
4.70%, 05/14/45		4,763	5,987,119
4.45%, 05/14/46		114	139,106
4.88%, 11/14/48		7,823	10,273,493
Amgen, Inc.
2.45%, 02/21/30		4,757	5,029,757
4.40%, 05/01/45		12,437	15,473,701
4.66%, 06/15/51		461	614,585
Biogen, Inc., 2.25%, 05/01/30		5,319	5,362,411
Elanco Animal Health, Inc.
4.66%, 08/27/21		212	216,240
5.02%, 08/28/23		3,230	3,391,500
5.65%, 08/28/28		437	484,546
Gilead Sciences, Inc.
4.60%, 09/01/35		1,584	2,078,553
4.80%, 04/01/44		5,022	6,791,510
4.50%, 02/01/45		4,002	5,203,918

			137,342,473

Building Products — 0.1%
Johnson Controls International plc
4.63%, 07/02/44		1,483	1,676,389
5.13%, 09/14/45		7	8,433
Masonite International Corp.
5.75%, 09/15/26(b)		120	123,600
5.38%, 02/01/28(b)		1,697	1,735,182
Owens Corning
3.95%, 08/15/29		1,900	2,069,914
4.30%, 07/15/47		1,312	1,332,978
Standard Industries, Inc.
6.00%, 10/15/25(b)		657	676,230
5.00%, 02/15/27(b)		1,674	1,694,925
4.75%, 01/15/28(b)		597	605,209

			9,922,860

Capital Markets — 1.9%
Bank of New York Mellon Corp., (3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(h)		6,475	7,345,408
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,688,086
Charles Schwab Corp., 3.20%, 03/02/27		3,391	3,785,520
Cindai Capital Ltd., 0.00%, 02/08/23(i)(k)		2,461	2,428,689
Credit Suisse AG
1.00%, 05/05/23		1,761	1,770,572
2.95%, 04/09/25		2,456	2,666,641
Credit Suisse Group AG, (3 mo. LIBOR US + 1.20%), 3.00%, 12/14/23(b)(h)		8,280	8,618,116
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22		9,654	10,257,057
3.80%, 06/09/23		3,341	3,597,263
Deutsche Bank AG
2.70%, 07/13/20		12,042	12,044,529
2.95%, 08/20/20		925	925,767
4.25%, 02/04/21		2,930	2,963,064
E*TRADE Financial Corp., 3.80%, 08/24/27		785	870,645
Goldman Sachs Group, Inc.
2.35%, 11/15/21		4,591	4,620,216
5.75%, 01/24/22		2,338	2,522,328

16

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc.
(3 mo. LIBOR US + 0.99%), 2.91%, 07/24/23(h)	USD	193	$200,509
3.50%, 01/23/25		8,127	8,847,509
3.50%, 04/01/25		26,758	29,340,350
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(h)		3,652	3,935,684
3.75%, 02/25/26		3,474	3,874,550
(3 mo. LIBOR US + 1.17%), 1.56%, 05/15/26(a)		10,315	10,239,659
3.85%, 01/26/27		4,846	5,466,360
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(h)		22,253	24,928,061
3.80%, 03/15/30		2,532	2,874,202
Intercontinental Exchange, Inc.
3.10%, 09/15/27		1,680	1,869,832
3.75%, 09/21/28		5,126	5,988,875
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(c)(f)(g)		7,360	1
Moody’s Corp.
2.75%, 12/15/21		470	483,670
4.88%, 02/15/24		1,978	2,235,214
3.75%, 03/24/25		906	1,026,783
3.25%, 01/15/28		4,450	4,938,446
Morgan Stanley
3.88%, 04/29/24		1,010	1,116,834
3.70%, 10/23/24		9,381	10,402,470
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(h)		5	5,305
4.00%, 07/23/25		18,642	21,137,161
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(h)		31,086	32,367,028
3.13%, 07/27/26		2,858	3,150,374
3.63%, 01/20/27		30,604	34,553,174
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(h)		1,846	2,075,788
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(h)		11,021	13,130,723
(Secured Overnight Financing Rate + 1.14%), 2.70%, 01/22/31(h)		3,514	3,722,331
(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31(h)		14,830	16,941,405
Nomura Holdings, Inc., 3.10%, 01/16/30		3,704	3,858,061
Northern Trust Corp., 3.15%, 05/03/29		3,064	3,488,226
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(i)(k)		2,640	2,557,369
State Street Corp.
2.65%, 05/19/26		2,996	3,287,096
(Secured Overnight Financing Rate + 2.65%), 3.15%, 03/30/31(b)(h)		224	251,069
UBS Group AG
(3 mo. LIBOR US + 0.95%), 2.86%, 08/15/23(b)(h)		18,674	19,341,776
4.13%, 09/24/25(b)		11,625	13,176,410
4.13%, 04/15/26(b)		4,551	5,179,052
4.25%, 03/23/28(b)		1,726	1,958,737

			364,053,995

Chemicals — 0.3%
Cydsa SAB de CV, 6.25%, 10/04/27(b)		2,170	2,123,887
Dow Chemical Co.
9.00%, 04/01/21		3,960	4,137,574
4.55%, 11/30/25		1,962	2,236,186
3.63%, 05/15/26		6,474	7,128,935

Security		Par (000)	Value

Chemicals (continued)
Dow Chemical Co. 1.88%, 03/15/40	EUR	9,429	$9,764,854
DuPont de Nemours, Inc., 4.49%, 11/15/25	USD	17,273	19,867,474
LG Chem Ltd., 0.00%, 04/16/21(i)(k)	EUR	300	345,291
LYB International Finance BV, 4.88%, 03/15/44	USD	3,606	4,254,986
Mitsubishi Chemical Holdings Corp.
0.00%, 03/30/22(i)(k)	JPY	150,000	1,356,496
0.00%, 03/29/24(i)(k)		40,000	362,121
Rock International Investment, Inc., 6.63%, 03/27/20(f)(g)	USD	500	180,434
RPM International, Inc., 4.25%, 01/15/48		155	152,539
Sasol Financing USA LLC, 5.88%, 03/27/24		1,461	1,311,247
Sherwin-Williams Co.
4.20%, 01/15/22		2,800	2,911,944
2.95%, 08/15/29		5,806	6,241,678
4.00%, 12/15/42		971	1,038,910

			63,414,556

Commercial Services & Supplies — 0.2%
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		680	686,494
Clean Harbors, Inc., 4.88%, 07/15/27(b)		2,288	2,350,920
Conservation Fund, 3.47%, 12/15/29		1,008	1,081,844
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		2,696	2,655,560
Republic Services, Inc.
3.55%, 06/01/22		120	126,065
4.75%, 05/15/23		5,974	6,620,916
2.50%, 08/15/24		5,350	5,690,862
2.90%, 07/01/26		2,994	3,271,034
3.38%, 11/15/27		410	459,841
3.95%, 05/15/28		11,362	13,268,434
Waste Management, Inc.
3.13%, 03/01/25		1,035	1,129,550
3.90%, 03/01/35		492	582,299
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		1,398	1,334,377

			39,258,196

Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 02/23/28		237	269,546
4.60%, 05/23/29		10,242	11,819,210
5.50%, 09/01/44		6,050	6,795,047

			18,883,803

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(f)(g)	CNH	340	2,642
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24	USD	200	193,000
IHS Netherlands Holdco BV, 8.00%, 09/18/27(b)		2,135	2,165,691
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22		965	965,603

			3,326,936

Construction Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23		1,708	1,700,399
U.S. Concrete, Inc., 6.38%, 06/01/24		1,627	1,606,663

			3,307,062

Consumer Finance — 0.9%
Alpha Holding SA de CV, 9.00%, 02/10/25(b)		3,084	2,753,434
American Express Co.
3.70%, 08/03/23		6,764	7,355,865
2.50%, 07/30/24		8,596	9,098,285

17

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
American Express Co.
4.20%, 11/06/25	USD	2,799	$3,252,817
3.13%, 05/20/26		9,388	10,404,871
American Express Credit Corp., 2.60%, 09/14/20		48	48,123
Capital One Financial Corp. 3.45%, 04/30/21		161	164,370
4.75%, 07/15/21		546	569,332
3.90%, 01/29/24		11,506	12,512,593
3.20%, 02/05/25		1,160	1,245,492
Discover Bank, 4.65%, 09/13/28		14,850	17,055,076
Discover Financial Services
4.50%, 01/30/26		4,031	4,516,965
4.10%, 02/09/27		952	1,040,526
Ford Motor Credit Co. LLC
3.16%, 08/04/20		250	248,488
3.20%, 01/15/21		2,007	1,976,895
5.75%, 02/01/21		7,810	7,839,678
3.34%, 03/18/21		1,500	1,484,565
General Motors Financial Co., Inc.
5.20%, 03/20/23		23,557	25,175,747
3.70%, 05/09/23		5,410	5,559,747
5.10%, 01/17/24		2,093	2,237,198
4.00%, 01/15/25		15,405	16,103,725
4.35%, 04/09/25		3,899	4,108,345
2.75%, 06/20/25		13,693	13,524,656
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)		7,790	7,962,841
Navient Corp.
5.88%, 03/25/21		1,549	1,521,893
6.63%, 07/26/21		1,857	1,819,860
6.50%, 06/15/22		2,529	2,484,743
7.25%, 09/25/23		1,473	1,439,695
5.88%, 10/25/24		1,377	1,293,526
6.75%, 06/25/25		1,446	1,379,123
6.75%, 06/15/26		1,424	1,317,200
Synchrony Financial
4.38%, 03/19/24		1,140	1,193,246
4.25%, 08/15/24		570	598,575
Toyota Motor Credit Corp.
3.20%, 01/11/27		53	58,983
3.38%, 04/01/30		6,204	7,146,152

			176,492,630

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26(b)		299	294,171
5.25%, 08/15/27(b)		2,217	2,177,936
Ball Corp.
5.25%, 07/01/25		597	652,969
4.88%, 03/15/26		448	487,200
International Paper Co.
5.00%, 09/15/35		332	404,874
6.00%, 11/15/41		2,411	3,178,021
4.80%, 06/15/44		286	341,108
4.40%, 08/15/47		855	1,007,393
4.35%, 08/15/48		5	5,900
Owens-Brockway Glass Container, Inc. 5.00%, 01/15/22(b)		223	223,268

Security		Par (000)	Value

Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc. 5.88%, 08/15/23(b)	USD	2,010	$2,070,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 7.00%, 07/15/24(b)		155	155,435

			10,998,575

Diversified Consumer Services — 0.1%
American University, 3.67%, 04/01/49		4,301	4,733,253
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	204,940
China Education Group Holdings Ltd., 2.00%, 03/28/24(i)	HKD	8,000	1,096,849
Claremont Mckenna College, 3.38%, 01/01/50	USD	2,978	3,256,230
Ford Foundation, 2.42%, 06/01/50		2,710	2,777,401
George Washington University, 4.13%, 09/15/48		2,354	2,876,004
Massachusetts Institute of Technology, 3.96%, 07/01/38		1,385	1,751,855
Northeastern University, 2.89%, 10/01/50		1,875	1,900,253
University of Southern California, 3.03%, 10/01/39		246	267,969
Wesleyan University, 4.78%, 07/01/2116		1,285	1,511,574
Yale University, 1.48%, 04/15/30		5,512	5,571,292

			25,947,620

Diversified Financial Services — 1.0%
ANLLIAN Capital Ltd., 0.00%, 02/05/25(i)(k)	EUR	800	835,394
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	4,445	3,022,600
AXA Equitable Holdings, Inc., 3.90%, 04/20/23		880	941,949
Azul Investments LLP, 5.88%, 10/26/24(b)		234	101,790
Baoxin Auto Finance I Ltd., (3 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 8.91%), 5.63%(h)(j)		300	219,750
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)		4,232	4,222,690
China Huadian Overseas Development 2018 Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.07%), 3.38%(h)(j)		2,165	2,186,650
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27		600	644,062
CNH Industrial Capital LLC, 4.38%, 11/06/20		13,090	13,205,954
Coastal Emerald Ltd.
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 7.45%), 4.30%, (h)(j)		1,190	1,195,950
3.95%, 08/01/22		695	690,489
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)		4,339	4,856,684
Easy Tactic Ltd.
9.13%, 07/28/22		200	190,793
8.63%, 02/27/24		830	746,222
8.13%, 07/11/24		800	699,000
Fortune Star BVI Ltd.
5.95%, 01/29/23		200	199,000
6.85%, 07/02/24		340	343,825
GE Capital International Funding Co., 4.42%, 11/15/35		9,940	10,106,528
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29		1,018	1,170,646
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		9,842	11,587,179
Grupo Aval Ltd., 4.38%, 02/04/30(b)		4,177	3,957,707
Guojing Capital BVI Ltd., 3.95%, 12/11/22		498	509,049
Holcim U.S. Finance S.a.r.l & Cie SCS, 5.15%, 09/12/23(b)		2,325	2,548,460

18

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Hyundai Capital America
3.95%, 02/01/22(b)	USD	3,655	$3,761,223
2.38%, 02/10/23(b)		15,891	15,913,565
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		789	768,289
Latam Finance Ltd., 6.88%, 04/11/24(f)(g)		873	237,892
Manappuram Finance Ltd., 5.90%, 01/13/23		200	187,250
Muthoot Finance Ltd.
6.13%, 10/31/22(b)		2,411	2,438,124
4.40%, 09/02/23(b)		406	386,967
4.40%, 09/02/23		200	190,624
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	421,400
ORIX Corp., 2.90%, 07/18/22		4,137	4,282,574
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		1,100	1,130,118
Pearl Holding III Ltd., 9.50%, 12/11/22		600	158,400
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	279,598
Quicken Loans, Inc.
5.75%, 05/01/25(b)		3,385	3,460,452
5.25%, 01/15/28(b)		3,322	3,427,905
RELX Capital, Inc.
3.50%, 03/16/23		6,730	7,176,744
4.00%, 03/18/29		8,959	10,404,486
3.00%, 05/22/30		7,679	8,276,426
Santos Finance Ltd., 5.25%, 03/13/29		1,500	1,600,937
Shell International Finance BV
3.88%, 11/13/28		8,877	10,322,240
2.38%, 11/07/29		8,575	9,048,409
3.63%, 08/21/42		1,539	1,682,519
4.38%, 05/11/45		6,362	7,827,353
3.75%, 09/12/46		1,275	1,435,308
Total Capital International SA
2.75%, 06/19/21		875	894,942
2.88%, 02/17/22		680	705,817
3.70%, 01/15/24		3,644	4,020,768
2.43%, 01/10/25		4,468	4,747,817
Trust Fibra Uno
5.25%, 12/15/24(b)		2,925	3,084,961
6.95%, 01/30/44(b)		2,925	3,160,828
USAA Capital Corp., 2.13%, 05/01/30(b)		3,190	3,285,135
Viva Incubator Investment Management Ltd., 2.50%, 02/11/25(i)		600	880,436

			179,781,878

Diversified Telecommunication Services — 1.4%
AT&T Inc.
3.40%, 06/15/22		116	122,023
0.00%, 11/27/22(b)(k)		36,000	35,227,663
4.45%, 04/01/24		4,090	4,595,208
3.55%, 06/01/24		1,185	1,296,567
3.40%, 05/15/25		1,877	2,062,746
3.60%, 07/15/25		1,448	1,608,550
3.80%, 02/15/27		217	244,401
4.25%, 03/01/27		2,842	3,237,441
4.50%, 05/15/35		14,502	17,209,512
3.15%, 09/04/36	EUR	1,800	2,285,439
2.60%, 05/19/38		11,000	13,051,081
6.00%, 08/15/40	USD	7,343	9,961,225
5.35%, 09/01/40		700	880,046
5.15%, 03/15/42		2,188	2,731,072
4.90%, 06/15/42		2,043	2,452,973
4.65%, 06/01/44		2,343	2,678,172
4.80%, 06/15/44		2,069	2,450,193
4.85%, 07/15/45		4,680	5,561,207

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T Inc.
4.75%, 05/15/46	USD	1,932	$2,316,159
5.15%, 11/15/46		2,587	3,204,383
5.45%, 03/01/47		2,314	3,027,920
Axtel SAB de CV, 6.38%, 11/14/24(b)		2,921	3,033,517
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24		1,530	1,564,685
Connect Finco S.a.r.l/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		5,764	5,461,390
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(b)		1,109	1,081,096
(6.00% Cash or 7.00% PIK), 13.00%, 12/31/25(b)(l)		561	475,899
8.00%, 12/31/26(b)		443	269,971
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(b)		6,698	7,118,718
Level 3 Financing, Inc.
5.13%, 05/01/23		1,858	1,858,000
5.38%, 01/15/24		3,830	3,858,725
5.25%, 03/15/26		2,579	2,649,922
4.63%, 09/15/27(b)		597	601,477
4.25%, 07/01/28(b)		8,811	8,800,867
Network i2i Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.27%), 5.65%(h)(j)		200	193,438
Telefonica del Peru SAA, 7.38%, 04/10/27(b)	PEN	3,500	990,107
UPC Holding BV, 5.50%, 01/15/28(b)	USD	1,479	1,420,387
Verizon Communications, Inc.
4.13%, 03/16/27		22,613	26,672,614
4.33%, 09/21/28		5,112	6,152,407
3.88%, 02/08/29		16,847	19,911,430
4.02%, 12/03/29		2,321	2,767,975
4.27%, 01/15/36		24,543	30,352,062
1.85%, 05/18/40	EUR	4,290	4,924,815
5.50%, 03/16/47	USD	2,184	3,234,799
4.52%, 09/15/48		2,809	3,715,774
Series 20Y, 2.88%, 01/15/38	EUR	4,400	5,945,013
Ziggo BV
5.50%, 01/15/27(b)	USD	5,252	5,317,965
4.88%, 01/15/30(b)		1,372	1,379,436

			265,956,470

Electric Utilities — 2.4%
Adani Electricity Mumbai Ltd.
3.95%, 02/12/30(b)		2,519	2,348,180
3.95%, 02/12/30		1,919	1,788,868
Adani Transmission Ltd.
4.00%, 08/03/26		662	657,862
4.25%, 05/21/36		1,646	1,581,958
AEP Texas, Inc.
3.95%, 06/01/28		10,571	12,023,047
4.15%, 05/01/49		950	1,122,767
3.45%, 01/15/50		1,440	1,551,967
AEP Transmission Co. LLC
4.00%, 12/01/46		1,806	2,168,604
4.25%, 09/15/48		2,195	2,722,546
3.80%, 06/15/49		4,475	5,275,772
3.15%, 09/15/49		3,515	3,784,147
3.65%, 04/01/50		1,807	2,089,203
Alabama Power Co.
3.55%, 12/01/23		885	964,341
6.00%, 03/01/39		215	310,401

19

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Alabama Power Co.
4.15%, 08/15/44	USD	290	$346,771
3.75%, 03/01/45		4,887	5,543,883
4.30%, 07/15/48		2,138	2,633,971
3.45%, 10/01/49		4,816	5,256,578
Baltimore Gas & Electric Co.
3.50%, 08/15/46		4,197	4,690,563
3.75%, 08/15/47		2,530	2,927,133
4.25%, 09/15/48		1,490	1,855,932
3.20%, 09/15/49		2,000	2,128,659
2.90%, 06/15/50		163	166,675
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	407,125
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42		2,240	2,499,098
3.95%, 03/01/48		549	665,720
Commonwealth Edison Co., 2.95%, 08/15/27		1,200	1,316,957
Dayton Power & Light Co., 3.95%, 06/15/49		4,998	5,369,142
DTE Electric Co.
2.95%, 03/01/50		1,742	1,806,710
Series A, 4.05%, 05/15/48		6,639	8,154,842
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,701	2,022,498
2.45%, 08/15/29		5,675	6,094,757
2.45%, 02/01/30		6,078	6,527,400
4.00%, 09/30/42		1,150	1,384,180
3.75%, 06/01/45		1,177	1,372,790
3.88%, 03/15/46		3,172	3,782,756
3.70%, 12/01/47		3,085	3,633,718
3.20%, 08/15/49		4,863	5,421,221
Duke Energy Florida LLC
3.80%, 07/15/28		2,807	3,277,179
2.50%, 12/01/29		18,416	19,904,801
1.75%, 06/15/30		10,500	10,643,461
3.40%, 10/01/46		2,103	2,340,832
4.20%, 07/15/48		53	66,784
Duke Energy Ohio, Inc.,
3.65%, 02/01/29		10,872	12,563,999
Duke Energy Progress LLC
3.00%, 09/15/21		1,710	1,747,077
3.70%, 09/01/28		10,090	11,719,810
3.45%, 03/15/29		4,103	4,709,930
4.10%, 05/15/42		2,372	2,857,556
4.10%, 03/15/43		3,648	4,391,881
4.20%, 08/15/45		260	321,422
3.70%, 10/15/46		49	57,187
Edison International
2.40%, 09/15/22		139	140,761
3.13%, 11/15/22		10	10,293
3.55%, 11/15/24		3,527	3,717,134
Entergy Arkansas LLC, 4.20%, 04/01/49		1,197	1,512,712
Entergy Louisiana LLC
5.40%, 11/01/24		1,470	1,741,500
4.20%, 09/01/48		7,609	9,732,148
Eversource Energy, 2.90%, 10/01/24		5,710	6,124,380
Exelon Corp.
4.95%, 06/15/35		530	653,073
5.10%, 06/15/45		70	90,321
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,435,999
2.65%, 03/01/30		5,567	5,810,686
3.40%, 03/01/50		4,237	4,473,921
FirstEnergy Transmission LLC 4.35%, 01/15/25(b)		13,860	15,675,205

Security		Par (000)	Value

Electric Utilities (continued)
FirstEnergy Transmission LLC
5.45%, 07/15/44(b)	USD	1,121	$1,448,565
4.55%, 04/01/49(b)		5,868	7,130,041
Florida Power & Light Co.
3.25%, 06/01/24		60	65,017
3.95%, 03/01/48		7,001	8,803,196
3.15%, 10/01/49		11,814	13,431,388
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)		4,333	2,189,519
Huachen Energy Co. Ltd., 6.63%, 05/18/20(f)(g)		200	79,062
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,550,734
LLPL Capital Pte Ltd., 6.88%, 02/04/39		625	683,815
MidAmerican Energy Co.
3.10%, 05/01/27		390	438,093
3.65%, 04/15/29		10,406	12,419,354
3.65%, 08/01/48		1,020	1,208,159
4.25%, 07/15/49		2,933	3,783,466
3.15%, 04/15/50		3,370	3,824,438
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		992	1,130,850
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		796	792,766
Northern States Power Co.
3.40%, 08/15/42		3,707	4,200,513
4.00%, 08/15/45		1,610	1,955,267
3.60%, 09/15/47		1,658	1,941,218
2.90%, 03/01/50		2,475	2,685,095
NSTAR Electric Co.
3.20%, 05/15/27		2,007	2,254,773
3.25%, 05/15/29		825	936,034
3.95%, 04/01/30		1,883	2,273,912
Ohio Power Co.
6.60%, 02/15/33		3,415	4,756,046
4.00%, 06/01/49		3,666	4,444,382
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		5,350	6,276,267
5.75%, 03/15/29		480	629,259
2.75%, 05/15/30(b)		856	934,227
3.80%, 09/30/47		2,314	2,818,852
3.80%, 06/01/49		187	226,394
3.10%, 09/15/49		3,583	3,950,130
Public Service Electric & Gas Co.
2.38%, 05/15/23		990	1,032,220
3.65%, 09/01/28		6,843	7,862,560
3.20%, 05/15/29		1,531	1,725,654
Southern California Edison Co.
2.90%, 03/01/21		2,215	2,253,301
1.85%, 02/01/22		2,405	2,407,714
3.70%, 08/01/25		11,997	13,252,457
4.20%, 03/01/29		1,808	2,109,286
2.25%, 06/01/30		9,815	9,910,191
3.60%, 02/01/45		1,389	1,482,241
3.65%, 02/01/50		5,415	5,942,703
Southern Co. Gas Capital Corp., 3.95%, 10/01/46		45	49,668
Tampa Electric Co.
4.35%, 05/15/44		1,190	1,456,447
4.30%, 06/15/48		1,207	1,524,400
4.45%, 06/15/49		2,671	3,411,053
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20(i)(k)	JPY	110,000	1,010,272

20

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)	USD	16,579	$18,610,200
Vistra Operations Co. LLC
3.55%, 07/15/24(b)		10,161	10,486,914
5.50%, 09/01/26(b)		4,297	4,384,831
5.63%, 02/15/27(b)		4,376	4,491,308
5.00%, 07/31/27(b)		3,804	3,846,795
4.30%, 07/15/29(b)		9,553	10,043,562

			448,673,403

Electrical Equipment — 0.3%
Carrier Global Corp.
1.92%, 02/15/23(b)		14,677	14,961,087
2.24%, 02/15/25(b)		24,285	24,829,434
Otis Worldwide Corp.
2.06%, 04/05/25(b)		10,151	10,649,321
2.29%, 04/05/27(b)		935	976,405
Suzlon Energy Ltd., 5.75%, 07/16/19(f)(g)(i)		500	127,714

			51,543,961

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.
3.70%, 11/15/23		775	822,425
4.38%, 11/15/57		4,068	4,674,904
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22(i)(k)		600	612,000

			6,109,329

Energy Equipment & Services — 0.1%
Hilong Holding Ltd., 8.25%, 09/26/22		250	93,750
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		486	411,919
Pioneer Energy Services Corp.
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25(b)(l)		2,983	2,386,206
(5.00% Cash or 5.00% PIK), 5.00%, 11/15/25(b)(i)(l)		2,034	1,099,267
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		993	863,491
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		7,556	7,083,375
Transocean Proteus Ltd., 6.25%, 12/01/24(b)		758	690,281

			12,628,289

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.
3.00%, 06/15/23		3	3,199
3.38%, 05/15/24		3,600	3,908,507
2.95%, 01/15/25		660	717,907
2.40%, 03/15/25		12,994	13,717,976
2.75%, 01/15/27		1,252	1,344,611
3.95%, 03/15/29		1,825	2,077,219
3.80%, 08/15/29		8,966	10,147,494
Boston Properties LP
3.85%, 02/01/23		3,521	3,759,632
3.13%, 09/01/23		2,102	2,223,320
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		2,211	2,387,941
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(b)		391	377,315
Crown Castle International Corp.
2.25%, 09/01/21		80	80,668
4.88%, 04/15/22		144	153,833
3.15%, 07/15/23		2,323	2,479,002
3.20%, 09/01/24		17,943	19,470,499
1.35%, 07/15/25		5,279	5,316,619
4.45%, 02/15/26		2,370	2,716,695

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.
3.70%, 06/15/26	USD	5,925	$6,629,674
3.80%, 02/15/28		474	532,774
4.30%, 02/15/29		1,324	1,535,315
3.10%, 11/15/29		14,492	15,535,260
5.20%, 02/15/49		581	770,522
4.15%, 07/01/50		1,362	1,596,137
Equinix, Inc.
2.63%, 11/18/24		4,960	5,280,515
1.25%, 07/15/25		9,210	9,207,697
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		2,938	2,916,700
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		6,235	6,453,350
4.63%, 06/15/25(b)		802	784,260
4.50%, 09/01/26		1,730	1,713,219
5.75%, 02/01/27		4,235	4,340,875
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		299	310,213
5.00%, 10/15/27		4,705	4,834,388
4.63%, 08/01/29		537	539,685
National Retail Properties, Inc., 2.50%, 04/15/30		4,195	4,006,359
Prologis Euro Finance LLC, 1.50%, 09/10/49	EUR	3,600	3,850,643
Realty Income Corp.
4.65%, 08/01/23	USD	5	5,521
4.13%, 10/15/26		2,631	3,009,149
3.00%, 01/15/27		865	915,655
3.25%, 01/15/31		2,320	2,510,022
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		2,358	2,098,620
Service Properties Trust
5.00%, 08/15/22		3,010	2,955,887
4.50%, 06/15/23		2,140	2,048,903
4.35%, 10/01/24		1,505	1,356,462
7.50%, 09/15/25		1,479	1,558,177
VICI Properties LP/VICI Note Co., Inc.
3.50%, 02/15/25(b)		26,650	25,051,000
4.25%, 12/01/26(b)		13,700	13,117,750
3.75%, 02/15/27(b)		4,326	4,066,440
4.63%, 12/01/29(b)		597	582,075
4.13%, 08/15/30(b)		5,173	4,933,749

			205,929,433

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23(b)		3,289	3,330,112
6.63%, 06/15/24		3,405	3,490,125
5.75%, 03/15/25		7,645	7,812,272
7.50%, 03/15/26(b)		3,937	4,251,960
4.63%, 01/15/27(b)		806	806,000
5.88%, 02/15/28(b)		3,317	3,422,381
4.88%, 02/15/30(b)		597	610,809
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(b)		12,317	13,225,698
CVS Health Corp.
4.10%, 03/25/25		15,398	17,414,248
3.88%, 07/20/25		472	530,455
3.75%, 04/01/30		19,940	22,972,999
5.30%, 12/05/43		1,240	1,621,636
5.13%, 07/20/45		11,932	15,374,373

21

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Performance Food Group, Inc., 5.50%, 10/15/27(b)	USD	3,012	$2,906,580
Walmart, Inc., 3.70%, 06/26/28		4,071	4,820,700

			102,590,348

Food Products — 0.3%
BRF GmbH, 4.35%, 09/29/26(b)		2,256	2,177,040
Campbell Soup Co., 8.88%, 05/01/21		2,350	2,482,191
CP Foods Capital Ltd., 0.50%, 06/18/25(i)		400	403,000
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		1,690	1,736,948
JBS Investments II GmbH
7.00%, 01/15/26(b)		3,405	3,573,548
5.75%, 01/15/28(b)		2,508	2,479,308
JBS USA LUX SA/JBS USA Finance, Inc.
5.75%, 06/15/25(b)		2,836	2,860,815
6.75%, 02/15/28(b)		4,011	4,229,098
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/29(b)		4,974	5,278,657
5.50%, 01/15/30(b)		746	764,650
Knight Castle Investments Ltd., 7.99%, 01/23/21		700	466,375
Lamb Weston Holdings, Inc.
4.63%, 11/01/24(b)		2,776	2,880,100
4.88%, 11/01/26(b)		2,790	2,887,650
Mondelez International, Inc., 2.75%, 04/13/30		1,636	1,761,052
Pilgrim’s Pride Corp., 5.88%, 09/30/27(b)		5,344	5,345,069
Post Holdings, Inc. 5.75%, 03/01/27(b)		3,722	3,842,965
5.63%, 01/15/28(b)		2,728	2,823,480
5.50%, 12/15/29(b)		2,156	2,229,563
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)		2,163	2,326,577
Simmons Foods, Inc., 5.75%, 11/01/24(b)		1,440	1,368,000

			51,916,086

Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49		2,607	2,929,555
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		427	463,039
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29		1,460	1,438,556

			4,831,150

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., 3.30%, 03/01/23		4,494	4,702,757
Boston Scientific Corp.
3.45%, 03/01/24		12,317	13,342,009
1.90%, 06/01/25		4,938	5,117,555
Edwards Lifesciences Corp., 4.30%, 06/15/28		171	203,868
Medtronic Global Holdings SCA, 1.75%, 07/02/49	EUR	3,500	3,827,987
Teleflex, Inc., 4.63%, 11/15/27	USD	1,667	1,762,369

			28,956,545

Health Care Providers & Services — 1.8%
Aetna, Inc. 4.50%, 05/15/42		2,558	3,042,847
4.13%, 11/15/42		10	11,245
4.75%, 03/15/44		1,023	1,231,074
AMN Healthcare, Inc., 5.13%, 10/01/24(b)		4,520	4,520,000
Anthem, Inc.
3.65%, 12/01/27		6,450	7,348,871
4.10%, 03/01/28		2,442	2,861,802

Security		Par (000)	Value

Health Care Providers & Services (continued)
Centene Corp.
5.25%, 04/01/25(b)	USD	2,566	$2,642,133
5.38%, 06/01/26(b)		12,003	12,443,030
5.38%, 08/15/26(b)		2,500	2,600,525
4.25%, 12/15/27		8,294	8,558,662
4.63%, 12/15/29		2,090	2,204,950
CHRISTUS Health, 4.34%, 07/01/28		15,081	17,034,968
Cigna Corp.
3.20%, 09/17/20		5,035	5,063,136
3.00%, 07/15/23(b)		1,605	1,706,155
3.75%, 07/15/23		65	70,557
3.50%, 06/15/24(b)		905	988,520
3.25%, 04/15/25(b)		4,621	5,044,048
4.13%, 11/15/25		1,330	1,528,871
3.40%, 03/01/27(b)		822	905,473
3.05%, 10/15/27(b)		1,656	1,799,776
4.38%, 10/15/28		20,605	24,385,789
Cottage Health Obligated Group, 3.30%, 11/01/49		10,759	11,788,618
DaVita, Inc.
5.00%, 05/01/25		4,898	5,008,205
4.63%, 06/01/30(b)		6,689	6,656,893
DH Europe Finance II S.a.r.l
1.35%, 09/18/39	EUR	4,795	5,122,518
1.80%, 09/18/49		3,600	3,870,340
Encompass Health Corp.
4.50%, 02/01/28	USD	1,372	1,315,913
4.75%, 02/01/30		1,382	1,319,810
HCA, Inc.
4.75%, 05/01/23		11,051	11,990,421
5.00%, 03/15/24		5,341	5,936,528
5.38%, 02/01/25		1,552	1,662,580
5.25%, 04/15/25		21,253	24,374,269
5.88%, 02/15/26		896	982,240
5.25%, 06/15/26		1,140	1,317,068
5.38%, 09/01/26		597	649,984
5.63%, 09/01/28		896	1,000,160
5.88%, 02/01/29		597	675,559
4.13%, 06/15/29		6,614	7,295,821
Humana, Inc.
4.50%, 04/01/25		4,430	5,043,718
3.13%, 08/15/29		2,294	2,484,648
4.88%, 04/01/30		1,496	1,847,237
Molina Healthcare, Inc., 5.38%, 11/15/22		2,368	2,415,360
Ochsner Clinic Foundation, 5.90%, 05/15/45		734	944,583
PeaceHealth Obligated Group, 4.79%, 11/15/48		462	612,225
RWJ Barnabas Health, Inc., 3.48%, 07/01/49		1,409	1,485,124
Select Medical Corp., 6.25%, 08/15/26(b)		14,365	14,522,297
Sutter Health, 3.70%, 08/15/28		2,463	2,755,525
Tenet Healthcare Corp.
4.63%, 07/15/24		4,979	4,878,374
4.63%, 09/01/24(b)		9,353	9,142,558
5.13%, 05/01/25		8,459	8,164,711
4.88%, 01/01/26(b)		15,230	14,830,213
6.25%, 02/01/27(b)		9,396	9,325,530
5.13%, 11/01/27(b)		896	884,083
4.63%, 06/15/28(b)		511	497,816
UnitedHealth Group, Inc.
3.75%, 07/15/25		18,821	21,443,262
3.70%, 12/15/25		4,035	4,624,575
3.10%, 03/15/26		2,398	2,676,129
2.95%, 10/15/27		11,106	12,390,057

22

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
3.85%, 06/15/28	USD	863	$1,020,742
5.80%, 03/15/36		5	7,069
6.50%, 06/15/37		231	351,755
2.75%, 05/15/40		12,353	13,224,317
4.63%, 11/15/41		2,362	3,098,635
4.75%, 07/15/45		4,326	5,826,719
4.20%, 01/15/47		1,634	2,072,799
4.25%, 04/15/47		50	64,205
3.75%, 10/15/47		1,148	1,369,865

			344,963,490

Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC/New Red Finance, Inc.
5.00%, 10/15/25(b)		8,681	8,629,869
3.88%, 01/15/28(b)		448	434,636
Aramark Services, Inc.
4.75%, 06/01/26		1,657	1,594,863
5.00%, 02/01/28(b)		3,857	3,664,150
Boyd Gaming Corp.
8.63%, 06/01/25(b)		1,656	1,730,520
6.38%, 04/01/26		1,848	1,755,600
6.00%, 08/15/26		1,726	1,613,292
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)		4,652	4,047,240
Cedar Fair LP, 5.25%, 07/15/29(b)		3,581	3,240,805
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)		6,059	6,089,295
5.38%, 04/15/27		3,117	2,789,715
Churchill Downs, Inc.
5.50%, 04/01/27(b)		3,722	3,643,094
4.75%, 01/15/28(b)		1,701	1,641,465
Colt Merger Sub, Inc.
5.75%, 07/01/25(b)		2,601	2,615,826
6.25%, 07/01/25(b)		13,890	13,803,187
8.13%, 07/01/27(b)		4,331	4,184,829
Eldorado Resorts, Inc., 6.00%, 09/15/26		1,525	1,647,488
Golden Nugget, Inc., 6.75%, 10/15/24(b)		3,550	2,551,563
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/26		4,106	4,088,057
4.88%, 01/15/30		597	588,045
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25		2,955	2,889,133
4.88%, 04/01/27		2,561	2,500,176
HIS Co. Ltd., 0.00%, 11/15/24(i)(k)	JPY	40,000	325,000
Hyatt Hotels Corp., 5.38%, 04/23/25	USD	4,131	4,377,453
International Game Technology PLC 6.25%, 02/15/22(b)		2,025	2,043,984
6.50%, 02/15/25(b)		3,422	3,499,029
6.25%, 01/15/27(b)		448	459,200
IRB Holding Corp., 7.00%, 06/15/25(b)		1,742	1,795,479
Marriott International, Inc., 4.63%, 06/15/30		2,084	2,162,390
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)		3,879	3,966,277
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		3,289	3,313,667
McDonald’s Corp.
3.63%, 05/01/43		2,482	2,723,457
4.88%, 12/09/45		5,602	7,168,763
4.45%, 09/01/48		2,753	3,401,231

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. 3.63%, 09/01/49	USD	9,758	$10,706,818
Melco Resorts Finance Ltd., 5.38%, 12/04/29(b)		537	535,490
MGM China Holdings Ltd.
5.38%, 05/15/24(b)		2,481	2,519,580
5.88%, 05/15/26(b)		2,506	2,581,180
MGM Resorts International
5.75%, 06/15/25		392	387,598
4.63%, 09/01/26		229	208,390
5.50%, 04/15/27		390	375,375
NCL Corp. Ltd., 3.63%, 12/15/24(b)		856	523,230
REXLot Holdings Ltd., 4.50%, 04/17/19(f)(g)(i)	HKD	1,161	14,978
Sands China Ltd., 4.38%, 06/18/30	USD	1,962	2,043,325
Scientific Games International, Inc., 5.00%, 10/15/25(b)		3,693	3,409,599
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)		4,134	4,175,340
Starbucks Corp., 2.55%, 11/15/30		9,403	9,863,256
Station Casinos LLC, 5.00%, 10/01/25(b)		1,495	1,315,600
Studio City Finance Ltd., 7.25%, 02/11/24		200	205,688
Viking Cruises Ltd., 5.88%, 09/15/27(b)		2,359	1,404,478
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		1,681	1,617,963
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(b)		6,222	5,693,130
5.25%, 05/15/27(b)		3,101	2,680,814
Wynn Macau Ltd.
4.88%, 10/01/24(b)		3,585	3,513,300
5.50%, 10/01/27(b)		2,511	2,471,766
5.50%, 10/01/27		200	196,875
5.13%, 12/15/29(b)		597	588,045
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(b)		5,371	5,409,671
5.13%, 10/01/29(b)		5,182	4,631,412

			178,051,679

Household Durables — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25(b)		1,069	1,050,293
9.88%, 04/01/27(b)		3,448	3,663,500
6.63%, 01/15/28(b)		6,260	6,150,450
Beazer Homes USA, Inc., 7.25%, 10/15/29		4,961	4,812,170
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(b)		6,893	6,591,845
Century Communities, Inc., 6.75%, 06/01/27		7,145	7,180,725
DR Horton, Inc., 2.60%, 10/15/25		8,338	8,764,088
Harvest International Co., 0.00%, 11/21/22(i)(k)	HKD	8,000	1,059,518
KB Home, 7.63%, 05/15/23	USD	1,769	1,928,210
Lennar Corp.
2.95%, 11/29/20		20	20,022
8.38%, 01/15/21		755	778,594
4.75%, 04/01/21		1,788	1,809,599
4.13%, 01/15/22		1,350	1,366,875
4.50%, 04/30/24		1,533	1,593,998
5.88%, 11/15/24		4,092	4,471,533
4.75%, 05/30/25		299	319,183
5.25%, 06/01/26		60	64,800
4.75%, 11/29/27		537	582,645
LGI Homes, Inc., 6.88%, 07/15/26(b)		1,069	1,087,707
M/I Homes, Inc., 4.95%, 02/01/28		5,263	5,230,106

23

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables (continued)
Mattamy Group Corp.
5.25%, 12/15/27(b)	USD	3,110	$3,094,450
4.63%, 03/01/30(b)		3,535	3,393,600
PulteGroup, Inc.
4.25%, 03/01/21		152	153,520
5.50%, 03/01/26		418	455,871
5.00%, 01/15/27		562	601,340
6.00%, 02/15/35		53	61,003
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		299	309,686
Tempur Sealy International, Inc., 5.50%, 06/15/26		3,695	3,731,950
Toll Brothers Finance Corp.
4.38%, 04/15/23		5,264	5,461,400
3.80%, 11/01/29		5,508	5,538,294
TRI Pointe Group, Inc.
5.25%, 06/01/27		2,378	2,366,110
5.70%, 06/15/28		333	337,995
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23		2,274	2,256,945
William Lyon Homes, Inc., 6.00%, 09/01/23		3,857	3,943,782

			90,231,807

Household Products — 0.0%
Clorox Co., 3.10%, 10/01/27		900	984,698
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)		1,908	1,931,850
Spectrum Brands, Inc., 5.75%, 07/15/25		2,442	2,506,151

			5,422,699

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
5.50%, 02/01/24		1,399	1,395,503
5.25%, 06/01/26(b)		8,264	8,344,243
4.50%, 02/15/28(b)		15,793	15,398,175
China Shuifa Singyes Energy Holdings Ltd., (6.00% Cash or 6.00% PIK), 6.00%, 12/19/22(l)		340	289,421
Colbun SA, 3.15%, 03/06/30(b)		675	678,164
Genneia SA, 8.75%, 01/20/22(b)		83	66,504
NRG Energy, Inc.
7.25%, 05/15/26		8,865	9,352,575
6.63%, 01/15/27		5,276	5,506,825
5.75%, 01/15/28		2,783	2,936,065
5.25%, 06/15/29(b)		3,165	3,323,250
2.75%, 06/01/48(i)		2,906	2,938,004
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(b)		607	597,895
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	191,000
ReNew Power Synthetic, 6.67%, 03/12/24		1,000	1,006,563
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(b)		181	188,032
Stoneway Capital Corp.
10.00%, 03/01/27(f)(g)		4,059	1,385,006
10.00%, 03/01/27(b)(f)(g)		4,327	1,476,575
Talen Energy Supply LLC
6.50%, 06/01/25		1,999	1,319,340
10.50%, 01/15/26(b)		1,956	1,545,240
7.25%, 05/15/27(b)		3,184	3,168,080

			61,106,460

Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29		3,687	3,984,731
General Electric Co., 5.88%, 01/14/38		13,269	14,976,570

Security	Par (000)		Value

Industrial Conglomerates (continued)
Grupo KUO SAB De CV, 5.75%, 07/07/27(b)	USD	4,285	$3,922,971
Honeywell International, Inc. 2.70%, 08/15/29		1,451	1,599,975
0.75%, 03/10/32	EUR	7,580	8,327,542
Tyco Electronics Group SA 3.45%, 08/01/24	USD	865	935,348
3.13%, 08/15/27		1,669	1,819,423

			35,566,560

Insurance — 0.4%
Ambac Assurance Corp., 5.10%(b)(j)		462	619,352
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(b)		2,528	2,496,516
Aon Corp. 4.50%, 12/15/28		8,643	10,283,404
3.75%, 05/02/29		15,704	17,980,568
Aon PLC, 4.75%, 05/15/45		1,475	1,845,574
Marsh & McLennan Cos., Inc. 4.05%, 10/15/23		2,451	2,689,536
3.88%, 03/15/24		4,043	4,472,409
3.50%, 06/03/24		8,930	9,786,211
3.50%, 03/10/25		3,288	3,638,432
1.35%, 09/21/26	EUR	4,390	5,147,636
1.98%, 03/21/30		3,035	3,743,044
2.25%, 11/15/30	USD	5,332	5,533,289
MetLife, Inc., 4.72%, 12/15/44		1,873	2,358,723
Principal Financial Group, Inc., 3.70%, 05/15/29		2,435	2,770,390
QBE Insurance Group Ltd., (USD Swap Rate 11:00 am NY 10Y + 4.40%), 5.88%, 06/17/46(h)		450	476,017
Travelers Cos., Inc., 6.25%, 06/15/37		65	96,443
Trinity Acquisition PLC, 4.40%, 03/15/26		1,765	2,010,655
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	206,917
Willis North America, Inc. 3.60%, 05/15/24		2,050	2,218,689
3.88%, 09/15/49		777	857,114

			79,230,919

Interactive Media & Services — 0.1%
Baidu, Inc. 4.38%, 05/14/24		3,320	3,615,580
3.08%, 04/07/25		1,425	1,491,367
Tencent Holdings Ltd. 3.24%, 06/03/50(b)		3,790	3,825,209
3.24%, 06/03/50		2,350	2,371,831

			11,303,987

Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		5,095	5,541,271
Amazon.com, Inc., 3.88%, 08/22/37		6,410	7,936,900
Baozun, Inc., 1.63%, 05/01/24(i)		258	248,779
Booking Holdings, Inc., 4.10%, 04/13/25		20,288	22,770,824
Expedia Group, Inc. 6.25%, 05/01/25(b)		5,251	5,593,749
3.80%, 02/15/28		2,973	2,847,623
3.25%, 02/15/30		5,730	5,342,337
Netflix, Inc. 5.88%, 02/15/25		478	528,190
4.38%, 11/15/26		597	620,981
4.88%, 04/15/28		955	1,021,153
5.88%, 11/15/28		1,134	1,291,343
6.38%, 05/15/29		478	554,480

24

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Internet & Direct Marketing Retail (continued)
Netflix, Inc. 5.38%, 11/15/29(b)	USD	537	$588,122
4.88%, 06/15/30(b)		597	640,283

			55,526,035

IT Services — 1.1%
21Vianet Group, Inc., 7.88%, 10/15/21		685	691,686
DXC Technology Co. 4.00%, 04/15/23		6,655	6,984,550
4.13%, 04/15/25		1,330	1,418,137
Fidelity National Information Services, Inc.
3.00%, 08/15/26		5,100	5,650,818
1.00%, 12/03/28	EUR	10,500	11,653,599
2.95%, 05/21/39		4,400	5,653,709
Fiserv, Inc. 4.75%, 06/15/21	USD	960	998,147
3.20%, 07/01/26		21,724	24,044,338
3.50%, 07/01/29		13,009	14,623,688
2.65%, 06/01/30		2,255	2,389,330
Global Payments, Inc. 3.80%, 04/01/21		1,910	1,944,601
3.75%, 06/01/23		2,350	2,531,341
4.00%, 06/01/23		236	255,839
4.80%, 04/01/26		4,157	4,865,360
2.90%, 05/15/30		4,631	4,859,562
International Business Machines Corp. 3.30%, 05/15/26		21,470	24,125,228
1.95%, 05/15/30		22,284	22,793,049
4.15%, 05/15/39		2,600	3,148,106
2.85%, 05/15/40		9,573	9,968,321
Leidos, Inc., 4.38%, 05/15/30(b)		11,000	12,390,950
Mastercard, Inc. 2.95%, 06/01/29		17,164	19,296,941
3.35%, 03/26/30		6,428	7,430,735
PayPal Holdings, Inc. 1.65%, 06/01/25		4,546	4,699,411
2.65%, 10/01/26		3,510	3,814,427
Sabre GLBL, Inc., 5.25%, 11/15/23(b)		300	276,000
Transcosmos, Inc., 0.00%, 12/22/20(i)(k)	JPY	40,000	378,537
Visa, Inc. 1.90%, 04/15/27	USD	6,452	6,743,761
2.75%, 09/15/27		3,727	4,109,329
4.15%, 12/14/35		1,092	1,396,870
2.70%, 04/15/40		3,019	3,230,428

			212,366,798

Leisure Products — 0.1%
Hasbro, Inc. 2.60%, 11/19/22		12,338	12,769,001
3.90%, 11/19/29		1,450	1,509,956

			14,278,957

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. 3.88%, 07/15/23		4,383	4,735,469
3.05%, 09/22/26		9,644	10,566,638
2.75%, 09/15/29		2,205	2,396,609
Avantor, Inc., 6.00%, 10/01/24(b)		1,212	1,266,540
Charles River Laboratories International, Inc. 5.50%, 04/01/26(b)		1,408	1,464,320
4.25%, 05/01/28(b)		758	757,613
IQVIA, Inc. 5.00%, 10/15/26(b)		3,518	3,618,967
5.00%, 05/15/27(b)		3,707	3,798,517

Security	Par (000)		Value

Life Sciences Tools & Services (continued)
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)	USD	904	$925,470
Thermo Fisher Scientific, Inc. 4.13%, 03/25/25		5,964	6,799,988
4.50%, 03/25/30		3,037	3,764,167
1.88%, 10/01/49	EUR	7,400	7,928,329

			48,022,627

Machinery — 0.2%
China Conch Venture Holdings International
Ltd., 0.00%, 09/05/23(i)(k)	HKD	6,000	830,988
CNH Industrial NV, 3.85%, 11/15/27	USD	790	832,603
Colfax Corp., 6.00%, 02/15/24(b)		2,044	2,107,875
Deere & Co., 2.75%, 04/15/25		1,360	1,485,134
HTA Group Ltd., 7.00%, 12/18/25(b)		2,290	2,312,900
Parker-Hannifin Corp. 2.70%, 06/14/24		9,940	10,581,251
3.25%, 06/14/29		1,783	1,970,070
Terex Corp., 5.63%, 02/01/25(b)		4,180	3,803,800
Vertical U.S. Newco, Inc., 5.25%, 07/15/27(b)		5,290	5,290,000

			29,214,621

Media — 2.1%
Altice France SA 7.38%, 05/01/26(b)		15,115	15,761,922
8.13%, 02/01/27(b)		5,275	5,769,531
5.50%, 01/15/28(b)		3,005	3,035,050
AMC Networks, Inc. 5.00%, 04/01/24		3,289	3,256,110
4.75%, 08/01/25		3,348	3,298,450
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/26(b)		5,720	5,916,425
5.50%, 05/01/26(b)		3,389	3,508,666
5.13%, 05/01/27(b)		8,329	8,617,183
5.88%, 05/01/27(b)		1,819	1,898,036
5.00%, 02/01/28(b)		10,487	10,827,827
5.38%, 06/01/29(b)		3,505	3,697,775
4.75%, 03/01/30(b)		4,054	4,148,012
Charter Communications Operating LLC/Charter Communications Operating Capital (3 mo. LIBOR US + 1.65%), 2.34%, 02/01/24(a)		208	208,669
6.38%, 10/23/35		9,751	12,885,684
6.48%, 10/23/45		19,187	25,369,949
5.38%, 05/01/47		6,160	7,274,451
5.13%, 07/01/49		3,555	4,105,699
6.83%, 10/23/55		1,405	1,893,111
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)		3,843	3,689,280
Comcast Corp. 4.15%, 10/15/28		14,620	17,526,122
2.65%, 02/01/30		3,735	4,062,029
3.40%, 04/01/30		32,588	37,215,666
4.25%, 10/15/30		1,770	2,168,963
1.95%, 01/15/31		16,801	16,991,714
4.40%, 08/15/35		1,772	2,194,241
3.20%, 07/15/36		1,660	1,835,768
1.25%, 02/20/40	EUR	4,600	4,990,758
4.75%, 03/01/44	USD	8	10,532
4.60%, 08/15/45		2,191	2,816,675
3.40%, 07/15/46		6,345	7,048,868
4.00%, 08/15/47		1,415	1,704,400
3.97%, 11/01/47		4,449	5,275,062
4.70%, 10/15/48		5,283	7,105,222

25

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Comcast Corp. 4.00%, 11/01/49	USD	945	$1,141,218
2.80%, 01/15/51		5,014	5,141,783
Cox Communications, Inc. 3.25%, 12/15/22(b)		2,960	3,119,335
3.15%, 08/15/24(b)		19,141	20,595,067
3.35%, 09/15/26(b)		574	634,739
3.50%, 08/15/27(b)		284	313,523
CSC Holdings LLC 10.88%, 10/15/25(b)		577	620,275
7.50%, 04/01/28(b)		3,177	3,466,901
5.75%, 01/15/30(b)		6,441	6,708,302
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 08/15/26(b)		1,821	1,317,949
6.63%, 08/15/27(b)		5,099	2,715,218
Discovery Communications LLC 3.80%, 03/13/24		1,390	1,489,641
5.00%, 09/20/37		7,047	8,340,673
4.95%, 05/15/42		275	312,922
4.88%, 04/01/43		833	950,230
5.20%, 09/20/47		2,919	3,396,023
5.30%, 05/15/49		905	1,083,156
Gray Television, Inc. 5.88%, 07/15/26(b)		1,994	1,984,768
7.00%, 05/15/27(b)		2,255	2,311,375
iHeartCommunications, Inc. 6.38%, 05/01/26		3,559	3,523,178
5.25%, 08/15/27(b)		3,210	3,073,575
4.75%, 01/15/28(b)		299	275,828
JOYY, Inc., 0.75%, 06/15/25(i)		166	183,103
Lamar Media Corp. 5.75%, 02/01/26		2,213	2,282,975
3.75%, 02/15/28(b)		358	337,522
Meredith Corp., 6.88%, 02/01/26		3,573	2,970,985
NBCUniversal Media LLC 6.40%, 04/30/40		89	134,448
5.95%, 04/01/41		735	1,090,853
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)		3,217	3,193,066
Nielsen Co. Luxembourg S.a.r.l, 5.00%, 02/01/25(b)		1,349	1,325,393
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.65%, 11/01/24		805	885,900
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 08/15/27(b)		4,648	4,183,200
4.63%, 03/15/30(b)		299	270,595
Sirius XM Radio, Inc. 4.63%, 07/15/24(b)		8,075	8,276,875
5.38%, 04/15/25(b)		2,706	2,779,062
5.38%, 07/15/26(b)		2,752	2,842,100
5.00%, 08/01/27(b)		6,435	6,577,020
5.50%, 07/01/29(b)		4,240	4,463,109
TEGNA, Inc. 4.63%, 03/15/28(b)		4,459	4,102,280
5.00%, 09/15/29(b)		657	615,064
Time Warner Cable LLC 4.00%, 09/01/21		911	935,242
6.55%, 05/01/37		990	1,302,384
5.50%, 09/01/41		1,583	1,909,349
TWDC Enterprises 18 Corp. 3.70%, 12/01/42		2,383	2,650,647

Security	Par (000)		Value

Media (continued)
TWDC Enterprises 18 Corp. 4.13%, 06/01/44	USD	1,695	$2,046,679
3.00%, 07/30/46		2,724	2,773,861
Viacom, Inc., 6.88%, 04/30/36		3,442	4,664,569
ViacomCBS, Inc.
4.38%, 03/15/43		3,795	3,968,448
5.85%, 09/01/43		1,012	1,190,848
Walt Disney Co.
3.35%, 03/24/25		13,115	14,538,477
3.70%, 10/15/25		1,846	2,083,418
6.15%, 02/15/41		64	93,374
4.75%, 09/15/44		1,915	2,450,836
2.75%, 09/01/49		4,032	3,917,834
Weibo Corp., 1.25%, 11/15/22(i)		89	82,765
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		1,779	1,805,685

			401,551,495

Metals & Mining — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		200	197,625
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22(b)		2,474	2,521,674
5.13%, 03/15/23(b)		1,681	1,727,228
5.13%, 05/15/24(b)		2,530	2,605,900
4.50%, 09/15/27(b)		358	358,132
Freeport-McMoRan, Inc.
5.00%, 09/01/27		358	359,678
5.25%, 09/01/29		358	366,950
Industrias Penoles SAB de CV, 4.15%, 09/12/29(b)		2,975	3,098,648
Minera Mexico SA de CV, 4.50%, 01/26/50(b)		1,533	1,523,898
Newmont Corp.
2.80%, 10/01/29		4,682	4,937,731
2.25%, 10/01/30		3,364	3,409,290
Novolipetsk Steel Via Steel Funding DAC,
4.70%, 05/30/26(b)		3,077	3,370,277
Nucor Corp., 3.95%, 05/01/28		2,488	2,855,897
Steel Dynamics, Inc.
2.80%, 12/15/24		3,750	3,902,677
2.40%, 06/15/25		720	741,527
Teck Resources Ltd., 6.13%, 10/01/35		1,384	1,570,837
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		500	364,613
Vedanta Resources Ltd., 6.13%, 08/09/24		586	403,608
Votorantim SA, 6.75%, 04/05/21(b)		1,349	1,386,839

			35,703,029

Multiline Retail — 0.0%
Dollar General Corp.
3.88%, 04/15/27		5	5,749
4.13%, 04/03/50		2,356	2,819,220
Macy’s, Inc., 8.38%, 06/15/25(b)		1,286	1,280,200

			4,105,169

Multi-Utilities — 0.3%
Ameren Illinois Co.
3.80%, 05/15/28		3,671	4,236,314
3.70%, 12/01/47		100	115,588
3.25%, 03/15/50		3,650	4,029,522
Consumers Energy Co.
3.95%, 05/15/43		5	6,038
3.25%, 08/15/46		628	700,848
4.05%, 05/15/48		1,325	1,666,581
3.75%, 02/15/50		5,099	6,218,578
3.10%, 08/15/50		6,026	6,704,777

26

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Multi-Utilities (continued)
Consumers Energy Co.
3.50%, 08/01/51	USD	3,600	$4,266,992
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43		1,110	1,308,005
4.60%, 12/15/44		1,268	1,432,613
PG&E Corp., 5.00%, 07/01/28		6,372	6,370,088
Virginia Electric & Power Co.
2.75%, 03/15/23		6,506	6,842,466
3.50%, 03/15/27		3,975	4,507,630
4.00%, 01/15/43		5,999	7,137,410
4.00%, 11/15/46		1,554	1,841,609
3.30%, 12/01/49		1,979	2,193,169

			59,578,228

Oil, Gas & Consumable Fuels — 2.8%
Boardwalk Pipelines LP, 4.80%, 05/03/29		640	681,518
BP Capital Markets America, Inc.
3.79%, 02/06/24		7,003	7,647,684
3.80%, 09/21/25		7,158	8,083,185
3.41%, 02/11/26		1,629	1,801,636
3.12%, 05/04/26		2,440	2,666,887
BP Capital Markets PLC
3.81%, 02/10/24		4,525	4,971,726
3.54%, 11/04/24		1,889	2,080,771
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)(f)(g)		2,601	52,020
Buckeye Partners LP
4.15%, 07/01/23		1,988	1,933,926
4.35%, 10/15/24		2,500	2,362,500
4.13%, 03/01/25(b)		1,160	1,112,753
3.95%, 12/01/26		358	337,343
Cameron LNG LLC
3.30%, 01/15/35(b)		7,430	8,191,838
3.40%, 01/15/38(b)		11,339	12,179,907
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		14,310	16,038,247
5.13%, 06/30/27		13,464	14,795,200
Cheniere Energy Partners LP
5.25%, 10/01/25		4,139	4,125,341
5.63%, 10/01/26		2,955	2,940,225
4.50%, 10/01/29(b)		896	868,000
Cheniere Energy, Inc., (4.88% Cash or 4.88% PIK) , 4.88%, 05/28/21(b)(i)(l)		16,055	16,210,345
Chesapeake Energy Corp.
6.63%, 08/15/20(f)(g)		623	14,018
6.13%, 02/15/21(f)(g)		9,090	232,886
5.38%, 06/15/21(f)(g)		425	8,500
Concho Resources, Inc., 3.75%, 10/01/27		1,707	1,818,484
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		3,125	2,800,781
DCP Midstream Operating LP
5.38%, 07/15/25		493	489,302
5.13%, 05/15/29		358	343,458
Diamondback Energy, Inc., 3.50%, 12/01/29		11,815	11,443,654
Enbridge Energy Partners LP, 7.38%, 10/15/45		658	942,791
Enbridge, Inc., 2.90%, 07/15/22		2,018	2,093,503
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%, 01/30/26(b)		1,718	1,644,985
5.75%, 01/30/28(b)		1,351	1,296,960
Energy Transfer Operating LP
3.60%, 02/01/23		3,265	3,377,735
4.25%, 03/15/23		3,843	4,059,697
4.20%, 09/15/23		1,335	1,418,441

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating LP 4.90%, 02/01/24	USD	113	$122,082
2.90%, 05/15/25		24,294	24,819,583
6.50%, 02/01/42		6,482	7,021,538
Energy Transfer Partners LP/Regency Energy Finance Corp. 5.88%, 03/01/22		11,403	12,032,146
5.00%, 10/01/22		12,080	12,860,159
Enterprise Products Operating LLC 3.90%, 02/15/24		1,928	2,112,562
6.88%, 03/01/33		2,153	2,848,236
6.65%, 10/15/34		145	195,977
4.45%, 02/15/43		6,682	7,402,692
4.85%, 03/15/44		3,040	3,521,738
5.10%, 02/15/45		3,534	4,210,416
EOG Resources, Inc., 4.15%, 01/15/26		1,116	1,284,508
Exxon Mobil Corp., 1.41%, 06/26/39	EUR	9,940	11,032,891
Gran Tierra Energy, Inc., 7.75%, 05/23/27(b)	USD	286	127,270
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(b)		7,127	4,276,200
Hammerhead Resources, Inc., 9.00%, 07/10/22		3,352	3,199,586
Hess Corp., 5.60%, 02/15/41		2,000	2,100,922
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	190,000
Kinder Morgan Energy Partners LP 5.80%, 03/15/35		896	1,035,289
6.50%, 02/01/37		6,083	7,619,248
6.38%, 03/01/41		2,148	2,639,606
5.00%, 03/01/43		267	296,744
Lukoil Securities BV, 3.88%, 05/06/30(b)		1,763	1,833,123
Marathon Petroleum Corp. 4.75%, 12/15/23		2,680	2,940,962
4.75%, 09/15/44		1,372	1,430,253
5.85%, 12/15/45		1,915	2,011,611
Matador Resources Co., 5.88%, 09/15/26		627	463,980
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		200	185,562
MPLX LP 3.38%, 03/15/23		2,055	2,143,012
4.88%, 12/01/24		3,250	3,609,661
4.25%, 12/01/27		2,445	2,650,788
NGPL PipeCo LLC 4.38%, 08/15/22(b)		5,395	5,564,315
4.88%, 08/15/27(b)		7,707	8,469,381
7.77%, 12/15/37(b)		1,336	1,630,584
Northwest Pipeline LLC, 4.00%, 04/01/27		10,855	11,885,463
NuStar Logistics LP, 4.80%, 09/01/20		5,090	5,090,000
Oasis Petroleum, Inc., 6.50%, 11/01/21		1,547	340,340
Occidental Petroleum Corp. 2.60%, 08/13/21		1,800	1,759,122
0.00%, 10/10/36(k)		30,220	12,692,400
Odebrecht Offshore Drilling Finance Ltd. 6.72%, 12/01/22(b)		842	694,927
(7.72% Cash or 7.72% PIK), 7.72%, 12/01/26(b)(l)		41	3,267
Odebrecht Oil & Gas Finance Ltd., 0.00%(b)(j)(k)		193	193
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27(b)		643	633,355
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)		5,440	5,807,200
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22		184	188,085

27

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
PTTEP Treasury Center Co. Ltd. 2.59%, 06/10/27(b)	USD	490	$501,331
2.59%, 06/10/27		705	721,303
Puma International Financing SA 5.13%, 10/06/24(b)		2,888	2,476,460
5.00%, 01/24/26(b)		1,709	1,422,208
QEP Resources, Inc., 6.88%, 03/01/21		575	549,125
Sabine Pass Liquefaction LLC 5.63%, 04/15/23		6,227	6,810,274
5.75%, 05/15/24		16,871	18,999,273
5.63%, 03/01/25		34,953	39,948,796
5.88%, 06/30/26		7,685	9,029,875
4.20%, 03/15/28		5,555	5,963,049
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		643	565,840
Shelf Drilling Holdings Ltd., 8.50%, 11/15/24(c)		10,789	8,091,750
SM Energy Co. 1.50%, 07/01/21(i)		2,004	1,839,453
6.13%, 11/15/22		3,475	2,536,750
10.00%, 01/15/25(b)		6,246	5,929,827
Suncor Energy, Inc. 6.80%, 05/15/38(m)		1,859	2,400,995
6.50%, 06/15/38		1,163	1,467,380
Sunoco Logistics Partners Operations LP 4.25%, 04/01/24		11,234	12,020,048
5.95%, 12/01/25		2,980	3,391,678
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23		1,721	1,695,185
5.50%, 02/15/26		1,394	1,352,180
6.00%, 04/15/27		1,057	1,046,430
Talos Production LLC/Talos Production Finance, Inc., 11.00%, 04/03/22		5,130	4,770,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.75%, 03/15/24		1,594	1,590,015
5.13%, 02/01/25		1,818	1,749,825
5.88%, 04/15/26		2,941	2,911,590
5.38%, 02/01/27		1,690	1,630,850
6.50%, 07/15/27		3,372	3,380,430
5.00%, 01/15/28		448	421,290
6.88%, 01/15/29		2,717	2,846,057
5.50%, 03/01/30(b)		597	576,475
Texas Eastern Transmission LP 3.50%, 01/15/28(b)		4,737	5,040,797
4.15%, 01/15/48(b)		3,170	3,452,717
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		2,470	2,446,803
TransCanada PipeLines Ltd., 5.85%, 03/15/36		1,026	1,343,244
Transcontinental Gas Pipe Line Co. LLC 7.85%, 02/01/26		6,627	8,626,066
4.00%, 03/15/28		6,240	6,985,979
3.25%, 05/15/30(b)		869	928,028
4.60%, 03/15/48		3,414	3,882,158
3.95%, 05/15/50(b)		3,100	3,303,069
Western Midstream Operating LP, (3 mo. LIBOR US + 0.85%), 2.16%, 01/13/23(a)		4,291	3,938,071
Williams Cos., Inc. 3.90%, 01/15/25		1,098	1,202,129
7.50%, 01/15/31		2,180	2,791,637
WPX Energy, Inc. 8.25%, 08/01/23		375	416,250

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. 5.88%, 06/15/28	USD	558	$536,210
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		770	770,077

			518,343,101

Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(b)		1,305	1,344,150
Georgia-Pacific LLC 5.40%, 11/01/20(b)		3,718	3,777,225
3.73%, 07/15/23(b)		3,907	4,221,672
3.60%, 03/01/25(b)		1,475	1,638,942
1.75%, 09/30/25(b)		5,626	5,803,957
7.38%, 12/01/25		3,288	4,202,000
2.10%, 04/30/27(b)		2,870	2,980,454
7.75%, 11/15/29		1,275	1,903,090
2.30%, 04/30/30(b)		1,302	1,356,315
8.88%, 05/15/31		528	845,734
Inversiones CMPC SA, 4.38%, 05/15/23(b)		827	865,507

			28,939,046

Pharmaceuticals — 0.8%
Allergan Funding SCS, 3.45%, 03/15/22		14,735	15,068,055
Bausch Health Americas, Inc. 9.25%, 04/01/26(b)		3,933	4,266,912
8.50%, 01/31/27(b)		4,589	4,870,076
Bausch Health Cos., Inc. 5.50%, 11/01/25(b)		4,757	4,875,925
9.00%, 12/15/25(b)		3,992	4,300,222
5.75%, 08/15/27(b)		1,865	1,976,900
7.00%, 01/15/28(b)		1,897	1,953,910
7.25%, 05/30/29(b)		1,961	2,059,050
Bayer U.S. Finance II LLC 2.85%, 04/15/25(b)		2,800	2,962,327
4.38%, 12/15/28(b)		6,176	7,217,654
3.60%, 07/15/42(b)		2,845	2,844,452
Bristol-Myers Squibb Co. 3.90%, 02/20/28(b)		2,152	2,531,477
4.55%, 02/20/48(b)		3,279	4,450,991
Eli Lilly & Co., 1.70%, 11/01/49	EUR	3,400	3,964,976
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(b)	USD	358	372,452
Luye Pharma Group Ltd., 1.50%, 07/09/24(i)		900	865,807
Merck & Co., Inc. 3.40%, 03/07/29		4,185	4,828,815
1.45%, 06/24/30		2,501	2,498,138
2.45%, 06/24/50		3,463	3,480,660
Pfizer, Inc. 5.80%, 08/12/23		517	600,078
3.45%, 03/15/29		8,145	9,517,362
2.63%, 04/01/30		2,536	2,793,708
Pharmacia LLC, 6.60%, 12/01/28		2,164	2,975,104
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23		4,400	4,663,219
3.20%, 09/23/26		10,055	11,156,869
Sino Biopharmaceutical Ltd., 0.00%, 02/17/25(i)(k)	EUR	924	1,070,814
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/28	USD	12,852	15,921,634
2.00%, 07/09/40	EUR	10,410	11,628,796
Wyeth LLC, 5.95%, 04/01/37	USD	6,252	9,127,682

			144,844,065

28

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd.
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 11.29%), 7.88%, (h)(j)	USD	200	$196,438
6.70%, 03/07/22		236	241,945
Arrow Bidco LLC, 9.50%, 03/15/24(b)		2,177	1,698,060
Central China Real Estate Ltd.
6.88%, 10/23/20		500	500,000
6.50%, 03/05/21		260	259,477
6.75%, 11/08/21		435	432,133
7.25%, 04/24/23		200	197,412
7.65%, 08/27/23		200	197,764
CFLD Cayman Investment Ltd.
8.63%, 02/28/21		581	588,989
6.90%, 01/13/23		200	196,581
8.60%, 04/08/24		719	708,889
China Aoyuan Group Ltd.
4.80%, 02/18/21		800	795,000
7.95%, 02/19/23		2,165	2,246,642
6.35%, 02/08/24		2,100	2,081,406
China Evergrande Group
9.50%, 04/11/22		200	187,810
11.50%, 01/22/23		400	378,148
4.25%, 02/14/23(i)	HKD	28,000	3,403,813
10.00%, 04/11/23	USD	400	361,624
7.50%, 06/28/23		800	669,750
12.00%, 01/22/24		900	825,921
10.50%, 04/11/24		200	172,625
China SCE Group Holdings Ltd.
7.25%, 04/19/23		1,000	992,500
7.38%, 04/09/24		636	624,671
CIFI Holdings Group Co. Ltd.
7.63%, 02/28/23		200	210,110
6.45%, 11/07/24		200	203,000
6.00%, 07/16/25		200	197,000
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24		200	212,125
5.40%, 05/27/25		965	1,001,187
6.15%, 09/17/25		200	211,593
Esic Sukuk Ltd., 3.94%, 07/30/24		1,500	1,463,906
Fantasia Holdings Group Co. Ltd.
8.38%, 03/08/21		510	510,159
11.75%, 04/17/22		230	237,758
7.95%, 07/05/22		530	510,788
12.25%, 10/18/22		200	208,656
10.88%, 01/09/23		200	201,500
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		4,330	4,091,850
Forestar Group, Inc.
8.00%, 04/15/24(b)		9,456	9,786,960
5.00%, 03/01/28(b)		3,502	3,431,960
Future Land Development Holdings Ltd.
6.50%, 09/12/20		300	300,281
7.50%, 01/22/21		700	705,250
Gemdale Ever Prosperity Investment Ltd.,
5.60%, 06/14/22		200	202,243
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		200	189,000
Greenland Global Investment Ltd.
5.60%, 11/13/22		200	196,740
6.75%, 09/26/23		200	199,084
Hopson Capital International Group Co. Ltd.,
6.00%, 02/17/21		800	789,000

Security	Par (000)		Value

Real Estate Management & Development (continued)
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	200	$200,302
Howard Hughes Corp., 5.38%, 03/15/25(b)		3,322	3,091,453
Jingrui Holdings Ltd., 9.45%, 04/23/21		700	676,375
Kaisa Group Holdings Ltd.
6.75%, 02/18/21		555	552,919
8.50%, 06/30/22		254	251,219
11.95%, 10/22/22		900	937,969
11.50%, 01/30/23		200	204,442
10.88%, 07/23/23		200	199,688
11.95%, 11/12/23		215	220,758
KWG Group Holdings Ltd., 7.40%, 03/05/24		200	203,776
Logan Group Co. Ltd., 5.75%, 01/14/25		236	234,730
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	204,750
Longfor Group Holdings Ltd., 3.95%, 09/16/29		620	641,894
MAF Global Securities Ltd., 4.75%, 05/07/24		1,073	1,127,991
New Metro Global Ltd., 6.80%, 08/05/23		200	201,014
No Va Land Investment Group Corp., 5.50%, 04/27/23(i)		1,285	1,277,151
NWD MTN Ltd., 4.13%, 07/18/29		1,200	1,178,250
Powerlong Real Estate Holdings Ltd.
7.13%, 11/08/22		620	626,330
6.95%, 07/23/23		200	200,038
Realogy Group LLC/Realogy Co-Issuer Corp.,
9.38%, 04/01/27(b)		410	382,366
Redsun Properties Group Ltd.
11.50%, 03/04/21		800	814,750
10.50%, 10/03/22		200	201,010
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/23		300	313,578
Ronshine China Holdings Ltd.
11.25%, 08/22/21		265	277,939
8.75%, 10/25/22		730	758,226
8.95%, 01/22/23		705	736,284
7.35%, 12/15/23		200	200,981
Scenery Journey Ltd.
11.50%, 10/24/22		665	630,520
12.00%, 10/24/23		400	375,208
Seazen Group Ltd., 6.45%, 06/11/22		200	201,243
Shimao Group Holdings Ltd., 5.60%, 07/15/26		200	210,688
Shui On Development Holding Ltd., 5.75%, 11/12/23		300	293,937
Singha Estate PCL, 2.00%, 07/20/22(i)		1,000	984,677
Sunac China Holdings Ltd.
8.35%, 04/19/23		200	206,000
7.95%, 10/11/23		200	204,375
7.50%, 02/01/24		200	199,875
Times China Holdings Ltd.
5.75%, 04/26/22		500	500,030
6.75%, 07/16/23		295	299,333
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25		1,650	1,691,250
Wanda Group Overseas Ltd., 7.50%, 07/24/22		840	782,233
Yango Justice International Ltd.
6.80%, 03/11/21		795	787,050
9.25%, 04/15/23		200	199,028
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	201,625
6.80%, 02/27/24		680	670,013
Yuzhou Properties Co. Ltd.
8.50%, 02/04/23		200	208,000
6.00%, 10/25/23		620	598,688

29

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Yuzhou Properties Co. Ltd.
8.50%, 02/26/24	USD	900	$919,125
8.38%, 10/30/24		200	201,813
Zhenro Properties Group Ltd.
5.60%, 02/28/21		325	322,156
9.15%, 05/06/23		910	921,293
8.30%, 09/15/23		200	195,984

			70,738,075

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC
6.15%, 05/01/37		889	1,298,645
5.75%, 05/01/40		4,135	5,833,284
5.05%, 03/01/41		399	527,339
4.40%, 03/15/42		98	122,350
Canadian Pacific Railway Co., 2.05%, 03/05/30		913	934,430
CSX Corp.
4.25%, 03/15/29		4,914	5,839,665
6.15%, 05/01/37		75	103,896
5.50%, 04/15/41		285	391,901
4.10%, 03/15/44		1,488	1,819,789
4.30%, 03/01/48		7,631	9,522,143
4.75%, 11/15/48		3,141	4,170,135
4.50%, 03/15/49		1,303	1,671,824
4.25%, 11/01/66		1,775	2,151,159
Norfolk Southern Corp.
3.65%, 08/01/25		3,515	3,967,906
2.90%, 06/15/26		6,045	6,678,886
2.55%, 11/01/29		365	388,026
4.84%, 10/01/41		455	590,438
4.45%, 06/15/45		35	43,611
3.40%, 11/01/49		1,244	1,355,003
4.05%, 08/15/52		6,058	7,244,045
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.25%, 01/17/23(b)		2,565	2,728,429
2.70%, 03/14/23(b)		3,425	3,505,330
2.70%, 11/01/24(b)		1,580	1,625,538
3.95%, 03/10/25(b)		2,210	2,395,507
4.00%, 07/15/25(b)		6,010	6,573,482
4.45%, 01/29/26(b)		950	1,047,231
3.40%, 11/15/26(b)		839	885,024
3.35%, 11/01/29(b)		930	947,975
Ryder System, Inc.
2.50%, 09/01/22		345	355,208
3.65%, 03/18/24		1,485	1,586,439
2.50%, 09/01/24		3,710	3,826,600
4.63%, 06/01/25		7,420	8,272,288
Union Pacific Corp.
2.75%, 03/01/26		4,737	5,154,441
2.15%, 02/05/27		1,214	1,285,860
3.38%, 02/01/35		2,074	2,334,118
3.60%, 09/15/37		4,179	4,646,735
4.50%, 09/10/48		7	9,018
3.95%, 08/15/59		2,134	2,500,526
3.84%, 03/20/60		6,449	7,452,664
3.75%, 02/05/70		700	779,736
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26		2,583	2,842,792

			115,409,416

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.
2.95%, 04/01/25		5,734	6,211,786

Security	Par (000)		Value

Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.
3.50%, 12/05/26	USD	1,332	$1,488,196
Applied Materials, Inc.
5.10%, 10/01/35		140	195,110
4.35%, 04/01/47		1,720	2,209,838
2.75%, 06/01/50		6,670	6,812,062
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		24,486	26,459,968
Broadcom, Inc.
2.25%, 11/15/23(b)		10,401	10,746,439
3.63%, 10/15/24(b)		3,113	3,381,242
4.70%, 04/15/25(b)		21,345	24,050,999
4.25%, 04/15/26(b)		21,377	23,790,573
4.11%, 09/15/28(b)		5,190	5,654,627
Intel Corp.
4.10%, 05/19/46		1,713	2,137,882
3.73%, 12/08/47		1,473	1,747,721
4.75%, 03/25/50		7,444	10,494,253
KLA Corp.
4.10%, 03/15/29		7,170	8,461,585
5.00%, 03/15/49		980	1,278,659
3.30%, 03/01/50		11,466	11,843,052
Lam Research Corp.
3.75%, 03/15/26		7,638	8,731,309
1.90%, 06/15/30		2,535	2,591,150
4.88%, 03/15/49		2,870	3,979,707
2.88%, 06/15/50		3,261	3,359,463
3.13%, 06/15/60		1,024	1,073,895
NVIDIA Corp.
3.20%, 09/16/26		11,156	12,636,619
2.85%, 04/01/30		12,173	13,542,324
3.50%, 04/01/50		7,834	8,950,776
NXP BV/NXP Funding LLC
4.13%, 06/01/21(b)		11,201	11,535,179
4.63%, 06/15/22(b)		2,582	2,750,634
4.63%, 06/01/23(b)		8,885	9,744,831
5.55%, 12/01/28(b)		2,008	2,439,643
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25(b)		911	954,986
3.15%, 05/01/27(b)		1,355	1,436,410
4.30%, 06/18/29(b)		6,513	7,389,989
QUALCOMM, Inc.
4.80%, 05/20/45		4,845	6,335,271
4.30%, 05/20/47		3,969	4,950,618
Rohm Co. Ltd., 0.00%, 12/05/24(i)(k)	JPY	30,000	278,537
Texas Instruments, Inc., 1.75%, 05/04/30	USD	1,423	1,444,069

			251,089,402

Software — 0.6%
Autodesk, Inc.
4.38%, 06/15/25		405	462,048
3.50%, 06/15/27		13,495	15,223,961
Microsoft Corp.
4.20%, 11/03/35		169	219,959
3.45%, 08/08/36		1,229	1,485,200
3.75%, 02/12/45		5,451	6,822,717
3.70%, 08/08/46		8,202	10,213,828
2.53%, 06/01/50		4,919	5,130,553
Oracle Corp.
2.50%, 04/01/25		15,106	16,178,860
2.65%, 07/15/26		2,217	2,398,086
3.90%, 05/15/35		9,232	11,135,680
3.85%, 07/15/36		1,295	1,511,190

30

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Oracle Corp.
3.80%, 11/15/37	USD	6,303	$7,272,920
3.60%, 04/01/40		5,518	6,263,428
5.38%, 07/15/40		2,370	3,251,106
4.13%, 05/15/45		1,664	1,986,329
3.60%, 04/01/50		23,515	26,169,364

			115,725,229

Specialty Retail — 0.2%
Home Depot, Inc., 2.95%, 06/15/29		17,446	19,619,633
Lowe’s Cos., Inc.
4.00%, 04/15/25		13,350	15,213,420
4.38%, 09/15/45		1,553	1,870,334
4.05%, 05/03/47		2,419	2,851,283
4.55%, 04/05/49		1,762	2,217,470

			41,772,140

Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.
3.85%, 05/04/43		8,951	11,080,388
3.45%, 02/09/45		5,020	5,858,745
4.25%, 02/09/47		1,230	1,622,958
2.95%, 09/11/49		2,797	3,051,051
Dell International LLC/EMC Corp.
6.02%, 06/15/26(b)		335	384,069
4.90%, 10/01/26(b)		2,737	3,020,011
8.10%, 07/15/36(b)		7,500	9,890,530
Hewlett Packard Enterprise Co.
3.60%, 10/15/20		58	58,364
4.40%, 10/15/22		22,801	24,409,169
4.45%, 10/02/23		6,096	6,651,094
4.65%, 10/01/24		14,885	16,714,432
HP, Inc., 6.00%, 09/15/41		285	334,150
Innolux Corp., Series 1, 0.00%, 01/22/25(i)(k)		800	681,000
Seagate HDD Cayman, 4.75%, 01/01/25(b)		3,218	3,169,721

			86,925,682

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.
4.63%, 05/15/24(b)		3,828	3,808,860
4.88%, 05/15/26(b)		537	541,027
NIKE, Inc., 2.75%, 03/27/27		10,798	11,894,675
Under Armour, Inc., 3.25%, 06/15/26		358	316,007
William Carter Co., 5.63%, 03/15/27(b)		1,700	1,751,000

			18,311,569

Thrifts & Mortgage Finance — 0.1%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		800	697,000
Nationstar Mortgage Holdings, Inc.
8.13%, 07/15/23(b)		2,745	2,816,919
9.13%, 07/15/26(b)		5,946	6,284,149

			9,798,068

Tobacco — 0.6%
Altria Group, Inc.
4.00%, 01/31/24		5,847	6,438,014
4.40%, 02/14/26		8,822	10,158,117
4.80%, 02/14/29		7,369	8,603,598
3.13%, 06/15/31	EUR	8,450	10,328,390
5.80%, 02/14/39	USD	12,869	15,914,668
BAT Capital Corp.
4.70%, 04/02/27		5,227	5,974,138
4.91%, 04/02/30		3,175	3,713,226
4.54%, 08/15/47		4,377	4,752,467

Security	Par (000)		Value

Tobacco (continued)
BAT Capital Corp. 4.76%, 09/06/49	USD	811	$900,536
5.28%, 04/02/50		1,965	2,378,504
Philip Morris International, Inc. 2.88%, 05/01/24		53	56,930
3.25%, 11/10/24		1,847	2,044,678
1.45%, 08/01/39	EUR	11,250	11,753,196
Reynolds American, Inc. 4.85%, 09/15/23	USD	335	373,156
4.45%, 06/12/25		7,809	8,798,731
5.85%, 08/15/45		10,533	12,946,700

			105,135,049

Trading Companies & Distributors — 0.2%
American Builders & Contractors Supply Co., Inc. 5.88%, 05/15/26(b)		1,723	1,705,770
4.00%, 01/15/28(b)		2,286	2,221,466
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		3,424	3,055,920
H&E Equipment Services, Inc., 5.63%, 09/01/25		5,888	5,945,644
HD Supply, Inc., 5.38%, 10/15/26(b)		2,094	2,138,498
Herc Holdings, Inc., 5.50%, 07/15/27(b)		3,403	3,410,316
United Rentals North America, Inc. 4.63%, 10/15/25		2,451	2,463,255
5.88%, 09/15/26		3,421	3,585,208
6.50%, 12/15/26		3,779	3,967,950
5.50%, 05/15/27		3,428	3,530,840
3.88%, 11/15/27		4,513	4,501,717
4.88%, 01/15/28		7,036	7,211,900
5.25%, 01/15/30		448	462,560

			44,201,044

Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/27		203	196,910
4.38%, 07/03/29		1,275	1,251,094
Rumo Luxembourg S.a.r.l, 5.88%, 01/18/25(b)		728	768,040

			2,216,044

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 2.88%, 05/07/30		5,727	6,045,135
Bharti Airtel Ltd., 1.50%, 02/17/25(i)		1,900	2,178,446
Digicel Group 0.5 Ltd.
(7.00% Cash or 7.00% PIK), 7.00%, (b)(c)(i)(j)(l)		164	11,485
(5.00% Cash or 8.00% PIK), 8.00%, 04/01/25(b)(l)		990	217,948
Digicel Ltd., 6.75%, 03/01/23(b)(f)(g)		233	116,512
Kenbourne Invest SA, 6.88%, 11/26/24(b)		3,075	3,097,044
Millicom International Cellular SA, 6.63%, 10/15/26(b)		1,100	1,167,904
Sprint Corp. 7.88%, 09/15/23		312	351,390
7.13%, 06/15/24		156	176,146
7.63%, 02/15/25		4,480	5,168,800
7.63%, 03/01/26		4,516	5,330,551
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)		5,161	5,223,798
T-Mobile USA, Inc. 3.50%, 04/15/25(b)		11,721	12,757,019
1.50%, 02/15/26(b)		20,460	20,458,568
3.75%, 04/15/27(b)		22,882	25,357,146
3.88%, 04/15/30(b)		3,623	4,032,254
2.55%, 02/15/31(b)		8,435	8,464,691

31

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC
4.13%, 05/30/25	USD	1,336	$1,514,694
5.00%, 05/30/38		288	361,963
4.38%, 02/19/43		4,046	4,708,823
5.25%, 05/30/48		10,959	14,311,804

			121,052,121

Total Corporate Bonds — 39.2% (Cost: $7,084,183,634)			7,358,976,479

Floating Rate Loan Interests(a)

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018), (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.40%, 02/24/25		6,661	6,479,043

Airlines — 0.2%
Allegiant Travel Co., Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor),
3.00%, 02/05/24		14,140	12,558,178
Gol Luxco SA, Term Loan, (6 mo. FIXED US + 6.50%, 0.00% Floor), 0.00%, 08/31/20(c)(n)		7,462	7,163,520
Kestrel Bidco, Inc. (AKA WestJet Airlines), Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.00%, 12/11/26		14,693	11,742,337

			31,464,035

Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, (1 wk. LIBOR US + 2.00%, 0.00% Floor), 3.59%, 11/15/27		7,221	6,940,676

Building Products — 0.0%
JELD-WEN, Inc., Term B-4 Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.33%, 12/14/24		2,897	2,718,928
TAMKO Building Products LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 5.55%, 05/31/26(c)		3,775	3,623,498

			6,342,426

Capital Markets — 0.1%
LSTAR Securities Financing Vehicle LLC, Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 3.66%, 05/02/22(c)		21,774	21,120,493

Commercial Services & Supplies — 0.1%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1 mo. LIBOR US + 2.90%, 0.00% Floor), 2.90%, 05/15/21(c)		8,600	7,740,000
KAR Auction Services, Inc., Tranche B-6 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.50%, 09/19/26		1,072	1,014,411

			8,754,411

Construction & Engineering — 0.0%
PLH Infrastructure Services, Inc., Term Loan, (3 mo. LIBOR US + 6.00%, 0.00% Floor), 7.00%, 08/07/23(c)		2,582	2,143,044
Ply Gem Midco, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.75%, 0.00% Floor), 5.43%, 04/12/25		2,341	2,221,196

			4,364,240

Security	Par (000)		Value

Construction Materials — 0.0%
Advanced Drainage Systems, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.44%, 09/24/26	USD	1,101	$1,069,246

Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (3 mo. LIBOR US + 3.75%, 0.00% Floor), 3.75%, 02/21/23(c)		815	725,350

Diversified Financial Services — 0.2%
18 Fremont Street Acquisition LLC, Term Loan, (3 mo. LIBOR US + 8.00%, 1.50% Floor), 10.03%, 08/09/25		12,000	10,485,238
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1 mo. LIBOR US + 2.10%, 0.00% Floor), 4.25%, 01/09/21		10,333	10,332,936
Connect Finco S.a.r.l (AKA Inmarsat), Initial Term Loan, (1 mo. LIBOR US + 4.50%, 1.00% Floor), 6.14%, 12/12/26		2,529	2,372,214
Intelsat Jackson Holdings SA
DIP Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.50%, 07/13/21		1,934	1,959,631
Tranche B-3 Term Loan, (1 mo. PRIME US + 4.75%, 1.00% Floor), 5.68%, 11/27/23		1,275	1,266,241
Tranche B-4 Term Loan, (1 mo. PRIME US + 5.50%, 1.00% Floor), 8.75%, 01/02/24		1,459	1,454,683
Pretium Mortgage Credit Partners I LP, Term Loan B1, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.00%, 10/21/20(c)		5,119	5,068,034
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan, (1 mo. LIBOR US + 2.38%, 0.25% Floor), 4.49%, 12/20/21(c)		7,763	7,588,198
Stars Group Holdings BV, USD Term Loan, (3 mo. LIBOR US + 3.50%, 0.00% Floor), 4.95%, 07/10/25		3,267	3,244,208

			43,771,383

Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (6 mo. LIBOR US + 8.00%, 1.00% Floor), 10.12%, 02/28/26(c)		1,795	969,300

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term B Loan, (1 mo. LIBOR US + 1.75%, 0.00% Floor), 3.65%, 12/22/24		8,362	7,775,149

Food Products — 0.0%
JBS USA Lux SA (FKA JBS USA LLC), New Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 4.54%, 05/01/26		3,350	3,192,596

Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 4.15%, 02/16/23		15,108	14,762,770
Select Medical Corp., Tranche B Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.67%, 03/06/25		1,124	1,065,380

			15,828,150

32

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure — 0.2%
Aimbridge Acquisition Co., Inc., Initial Term Loan (2019) (First Lien), (1 mo. LIBOR US + 3.75%, 0.00% Floor), 5.41%, 02/01/26	USD	3,923	$3,393,826
Caesars Resort Collection LLC, 4.50%, 06/19/25(o)		2,203	2,066,700
DuPont Hotel Project Owner LLC, Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 4.91%, 04/01/24(c)		12,000	10,800,000
Golden Nugget, Inc. (AKA Landry’s, Inc.), Initial B Term Loan, (2 mo. LIBOR US + 2.50%, 0.75% Floor), 4.14%, 10/04/23		6,531	5,159,179
PCI Gaming Authority, Term B Facility Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 5.05%, 05/31/26		6,597	6,266,846
Spectacle Gary Holdings LLC, Closing Date Term Loan, (3 mo. LIBOR US + 9.00%, 2.00% Floor), 11.00%, 12/23/25(c)		13,888	12,777,495

			40,464,046

Machinery — 0.0%
Douglas Dynamics LLC, 2020 Term B Loan, (1 mo. LIBOR US + 3.75%, 1.00% Floor), 4.75%, 06/08/26(c)		1,288	1,258,508
Gates Global LLC, Initial B-2 Dollar Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.75%, 03/31/24		981	942,780

			2,201,288

Media — 0.1%
Airbnb, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 7.50%, 1.00% Floor), 8.00%, 04/17/25(c)		3,824	3,957,840
Burlingame Point LLC, Construction Loan,
(3 mo. LIBOR US + 3.10%, 1.75% Floor),
5.58%, 05/09/23(c)		9,134	8,951,707
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-4 Loan, (1 mo. LIBOR US + 1.25%, 0.00% Floor), 1.25%, 02/01/25(c)		4,292	4,163,505
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 1.00%, 04/15/27		4,538	4,295,281
Lamar Media Corp., Term B Loan, (1 mo. LIBOR US + 1.50%, 0.00% Floor), 1.67%, 02/06/27		477	465,242

			21,833,575

Metals & Mining — 0.0%
Samarco Mineracao SA, 3.90%, 12/02/19(f)(g)		1,122	426,433
Zekelman Industries, Inc. (FKA JMC Steel Group, Inc.), 2020 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.42%, 01/24/27		1,372	1,311,557

			1,737,990

Multi-Utilities — 0.1%
PG&E Corp., Loan, (3 mo. LIBOR US + 4.50%, 1.00% Floor), 2.25%, 11/26/21		7,799	7,652,769

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Initial Term Loan, (1 mo. LIBOR US + 4.75%, 0.00% Floor), 4.92%, 11/03/25		9,452	6,096,237
Buckeye Partners LP, Initial Term Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 2.92%, 11/01/26		11,607	11,102,010

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
California Resources Corp.
Initial Loan, (3 mo. LIBOR US + 4.75%, 1.00% Floor), 6.55%, 12/31/22	USD 8,708	$2,971,605
Loan, (3 mo. LIBOR US + 10.38%, 1.00% Floor), 12.42%, 12/31/21	7,760	349,200
Chesapeake Energy Corp., Class A Term Loan, (1 mo. LIBOR US + 8.00%, 1.00% Floor), 9.00%, 06/23/24	15,648	8,975,223

		29,494,275

Real Estate Management & Development — 0.1%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1 mo. LIBOR US + 2.05%, 0.00% Floor), 2.05%, 03/09/24(c)	16,472	16,333,572

Road & Rail — 0.0%
Genesee & Wyoming, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 3.97%, 12/30/26	4,247	4,079,754

Software — 0.1%
Interface Security Systems LLC, Initial Term Loan, (3 mo. LIBOR US + 7.00%, 1.75% Floor), 9.19%, 08/07/23(c)	5,579	5,363,001
Playtika Holding Corp., Term B Loan, (3 mo. LIBOR US + 6.00%, 1.00% Floor), 7.07%, 12/10/24	11,116	11,088,514

		16,451,515

Technology Hardware, Storage & Peripherals — 0.1%
Aligned Energy Data Centers (SLC) Propco LLC, Term Loan, (1 mo. LIBOR US + 3.50%, 0.00% Floor), 3.50%, 10/09/23(c)	11,988	11,687,991
Everi Payments, Inc.
Term B Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.70%, 05/09/24	806	737,239
Term Loan, (3 mo. LIBOR US + 10.50%, 1.00% Floor), 11.50%, 05/09/24(c)	738	738,000

		13,163,230

Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc.
Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 0.00%, 04/24/21(c)	5,968	5,938,160
Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 0.00%, 04/24/21(c)	6,578	6,545,472
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.38%, 0.00% Floor), 3.38%, 08/27/20(c)	9,496	9,496,025

		21,979,657

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 5.11%, 08/13/25	3,950	3,796,793

Total Floating Rate Loan Interests — 1.8% (Cost: $378,350,225)		337,984,962

Foreign Agency Obligations

Brazil — 0.1%
Banco do Brasil SA
5.38%, 01/15/21(b)	1,204	1,223,565
5.88%, 01/26/22(b)	1,244	1,281,009
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21(b)	365	376,520

33

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Brazil (continued)
Centrais Eletricas Brasileiras SA 3.63%, 02/04/25(b)	USD	3,660	$3,577,650
Petrobras Global Finance BV 5.75%, 02/01/29		2,902	2,973,643
5.09%, 01/15/30		2,902	2,890,392
6.75%, 06/03/50		4,263	4,384,496

			16,707,275

Chile — 0.0%
Corp Nacional del Cobre de Chile, 3.75%, 01/15/31(b)		730	793,875
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(b)		1,110	1,194,083

			1,987,958

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	800	886,718
China Construction Bank Corp.
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.88%), 4.25%, 02/27/29(h)	USD	805	859,841
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.15%), 2.45%, 06/24/30(h)		2,950	2,938,490
China Minmetals Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.72%), 3.75%(h)(j)		339	342,072
China Resources Land Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.14%), 3.75%(h)(j)		1,450	1,467,211
Chinalco Capital Holdings Ltd. 4.25%, 04/21/22		1,025	1,035,891
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.79%), 4.10%, (h)(j)		735	737,756
CITIC Ltd., 2.85%, 02/25/30		1,140	1,166,363
Franshion Brilliant Ltd., 4.25%, 07/23/29		1,000	1,000,625
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		500	482,188
Huarong Finance 2019 Co. Ltd. 3.25%, 11/13/24		2,300	2,317,683
4.50%, 05/29/29		1,300	1,384,906
3.88%, 11/13/29		1,600	1,634,500
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		1,550	1,687,562
Inner Mongolia High-Grade High Way Construction And Development Co. Ltd., 4.38%, 12/04/20		300	298,824
Leader Goal International Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.92%), 4.25%(h)(j)		700	707,000
Rongshi International Finance Ltd., 3.75%, 05/21/29		1,945	2,149,225
Sino-Ocean Land Treasure IV Ltd. 5.25%, 04/30/22		480	491,510
4.75%, 08/05/29		715	710,084
Sinopec Group Overseas Development 2018 Ltd., 2.15%, 05/13/25(b)		2,345	2,411,997
Sunny Express Enterprises Corp., 3.13%, 04/23/30		1,385	1,451,238

			26,161,684

Colombia — 0.1%
Ecopetrol SA 5.38%, 06/26/26		11,184	11,757,739

Security	Par (000)		Value

Colombia (continued)
Ecopetrol SA 6.88%, 04/29/30	USD	2,198	$2,519,457
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		1,400	1,398,688
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(b)		1,525	1,608,875

			17,284,759

Hong Kong — 0.0%
Nanyang Commercial Bank Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.18%), 3.80%, 11/20/29(h)		1,750	1,754,922

India — 0.0%
Greenko Dutch BV, 5.25%, 07/24/24		200	197,813
Greenko Investment Co., 4.88%, 08/16/23		200	194,563
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25		200	196,640
Oil India Ltd., 5.13%, 02/04/29		880	936,375
Power Finance Corp. Ltd. 3.75%, 06/18/24		1,060	1,067,619
3.75%, 12/06/27		1,130	1,080,562
4.50%, 06/18/29		893	884,907
REC Ltd. 4.75%, 05/19/23		725	748,040
4.63%, 03/22/28		670	675,862

			5,982,381

Indonesia — 0.0%
Pertamina Persero PT, 4.18%, 01/21/50		2,800	2,808,792

Kuwait — 0.1%
Equate Petrochemical BV, 4.25%, 11/03/26		879	933,938
MEGlobal Canada ULC 5.00%, 05/18/25(b)		3,035	3,250,295
5.00%, 05/18/25		3,400	3,656,462
5.88%, 05/18/30(b)		1,770	2,003,419
5.88%, 05/18/30		1,350	1,523,704

			11,367,818

Malaysia — 0.1%
1MDB Energy Ltd., 5.99%, 05/11/22		1,500	1,554,374
Petronas Capital Ltd. 3.50%, 04/21/30(b)		2,628	2,912,186
3.50%, 04/21/30		1,300	1,440,579
4.55%, 04/21/50(b)		1,144	1,453,898
4.55%, 04/21/50		2,490	3,164,516
4.80%, 04/21/60(b)		1,294	1,769,894

			12,295,447

Mexico — 0.1%
Petroleos Mexicanos 5.50%, 01/21/21		600	600,188
4.25%, 01/15/25		3,372	3,063,462
4.50%, 01/23/26		6,952	6,065,620
5.95%, 01/28/31(b)		310	254,696
(3 mo. LIBOR US + 3.65%), 3.97%, 03/11/22(a)		2,287	2,204,668

			12,188,634

Morocco — 0.0%
OCP SA, 4.50%, 10/22/25		1,171	1,217,840

Qatar — 0.0%
Ooredoo International Finance Ltd., 5.00%, 10/19/25		878	1,007,505

34

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Saudi Arabia — 0.0%
SABIC Capital II BV
4.00%, 10/10/23	USD	1,273	$1,357,336
4.00%, 10/10/23(b)		1,864	1,987,490

			3,344,826

Singapore — 0.0%
BOC Aviation Ltd.
3.25%, 04/29/25(b)		2,933	2,996,854
3.00%, 09/11/29		2,000	1,977,500

			4,974,354

United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		1,100	1,303,844
DP World Crescent Ltd., 3.91%, 05/31/23		2,019	2,097,236
MDGH — GMTN BV
2.50%, 11/07/24(b)		5,309	5,468,270
2.88%, 11/07/29(b)		1,779	1,864,614
3.70%, 11/07/49		1,875	1,983,399

			12,717,363

United States — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24(b)		1,775	1,766,125

Total Foreign Agency Obligations — 0.7% (Cost: $126,693,217)			133,567,683

Foreign Government Obligations

Brazil — 0.1%
Federative Republic of Brazil, 2.88%, 06/06/25		10,638	10,489,068

Cayman Islands — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNH	3,500	507,122

China — 0.1%
People’s Republic of China, 3.29%, 05/23/29	CNY	159,300	23,023,535

Colombia — 0.3%
Colombian TES
6.25%, 11/26/25	COP	12,296,000	3,530,667
7.25%, 10/18/34		34,310,100	9,432,721
Republic of Colombia
3.88%, 04/25/27	USD	16,282	17,253,832
4.50%, 03/15/29		10,000	10,943,750
3.13%, 04/15/31		3,198	3,175,614
5.20%, 05/15/49		7,440	8,712,240
4.13%, 05/15/51		3,193	3,212,956

			56,261,780

Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30	EUR	2,767	2,799,781
6.38%, 04/11/31(b)		2,459	2,555,473
8.88%, 05/29/50(b)	USD	3,995	3,945,062

			9,300,316

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		8,710	9,885,850

Indonesia — 0.4%
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/30(b)		9,130	9,107,175
3.80%, 06/23/50		1,504	1,541,600
Republic of Indonesia
6.50%, 06/15/25	IDR	111,419,000	7,780,221
7.00%, 05/15/27		88,851,000	6,229,211
4.10%, 04/24/28	USD	9,523	10,561,602

Security		Par (000)	Value

Indonesia (continued)
Republic of Indonesia
2.85%, 02/14/30	USD	8,000	$8,150,000
7.00%, 09/15/30	IDR	39,330,000	2,702,303
6.63%, 05/15/33		25,942,000	1,659,852
7.50%, 06/15/35		153,315,000	10,623,919
8.38%, 04/15/39		222,188,000	16,331,634

			74,687,517

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	775	583,188

Mexico — 0.3%
United Mexican States
4.15%, 03/28/27		28,228	30,288,644
4.75%, 04/27/32		10,867	11,970,000
4.50%, 01/31/50		14,420	14,867,020

			57,125,664

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28		23,318	26,203,602

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		14,574	16,732,774

Philippines — 0.2%
Republic of the Philippines, 3.00%, 02/01/28		26,655	28,747,951

Qatar — 0.0%
State of Qatar, 3.75%, 04/16/30(b)		6,087	6,944,887

Russian Federation — 0.3%
Russian Federation
8.15%, 02/03/27	RUB	564,263	9,138,020
6.00%, 10/06/27		316,725	4,584,018
6.90%, 05/23/29		1,303,451	19,820,404
8.50%, 09/17/31		1,265,104	21,481,703

			55,024,145

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia
2.90%, 10/22/25(b)	USD	23,870	25,302,200
3.25%, 10/22/30		10,735	11,521,339

			36,823,539

Sri Lanka — 0.0%
Republic of Sri Lanka
6.85%, 03/14/24		625	431,250
6.35%, 06/28/24		200	138,000
7.85%, 03/14/29		200	130,000
7.55%, 03/28/30		1,200	771,000

			1,470,250

Ukraine — 0.1%
Ukraine Government
6.75%, 06/20/26	EUR	2,600	2,971,292
9.75%, 11/01/28	USD	11,527	13,169,597
7.38%, 09/25/32		1,805	1,812,897

			17,953,786

United Arab Emirates — 0.0%
Emirate of Abu Dhabi
2.50%, 04/16/25(b)		7,494	7,784,393
3.13%, 09/30/49		1,925	2,004,406

			9,788,799

35

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27	USD	9,858	$11,281,653
5.10%, 06/18/50		3,180	4,100,212

			15,381,865

Total Foreign Government Obligations — 2.4% (Cost: $443,339,202)			456,935,638

		Shares

Investment Companies(p)

Fixed-Income Funds — 1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF		1,400,660	188,388,770
iShares iBoxx High Yield Corporate Bond ETF		2,062,538	168,344,352

			356,733,122

Total Investment Companies — 1.9% (Cost: $353,670,764)			356,733,122

		Par (000)

Municipal Bonds

Arizona — 0.0%
Arizona Health Facilities Authority, RB, 1.01%, 01/01/37(d)	USD	1,355	1,274,426
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45		3,530	4,148,032

			5,422,458

California — 1.1%
Bay Area Toll Authority
RB, 2.43%, 04/01/26		7,195	7,656,991
RB, Series S1, 6.92%, 04/01/40		3,145	5,011,998
RB, Series S1, 7.04%, 04/01/50		13,280	23,893,907
California Health Facilities Financing Authority, RB, Series A, 5.00%, 08/15/33		1,190	1,447,218
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)		1,000	1,027,630
California State University, RB, Series B, 2.98%, 11/01/51		10,130	10,724,023
City of Riverside, CA Electric Revenue, RB, 7.61%, 10/01/40		1,325	2,144,486
Contra Costa Community College District, GO, 6.50%, 08/01/34		570	825,121
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	6,627,270
Los Angeles Unified School District
GO, 5.75%, 07/01/34		415	571,650
GO, 6.76%, 07/01/34		7,405	10,929,187
Orange County Local Transportation Authority, RB, Series A, 6.91%, 02/15/41		2,790	4,146,916
Regents of the University of California Medical Center Pooled Revenue, RB, 6.58%, 05/15/49		2,180	3,469,448
Sacramento County Sanitation Districts Financing Authority, Refunding RB, NPFGC Series B, 0.77%, 12/01/35(d)		3,500	3,032,792
San Diego Public Facilities Financing Authority, RB, Series A, 5.00%, 05/15/39		1,250	1,524,687

Security		Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, RB, 5.00%, 05/01/50	USD	2,695	$3,282,079
San Jose Redevelopment Agency Successor Agency
TA, Series A, 3.18%, 08/01/26		2,025	2,233,980
TA, Series A, 3.13%, 08/01/28		4,275	4,685,485
TA, Series A, 3.25%, 08/01/29		3,585	3,934,215
State of California
GO, 7.50%, 04/01/34		2,210	3,589,283
GO, 7.55%, 04/01/39		4,565	8,094,019
GO, 7.30%, 10/01/39		2,575	4,272,363
GO, 7.35%, 11/01/39		720	1,200,046
GO, Series B, 2.65%, 04/01/26		15,890	17,271,318
Refunding GO, 4.60%, 04/01/38		25,730	30,091,234
University of California
RB, 3.35%, 07/01/29		15,580	17,858,264
RB, 4.60%, 05/15/31		2,305	2,844,647
RB, 5.77%, 05/15/43		8,110	12,175,137
RB, 4.86%, 05/15/2112		1,940	2,719,085

			197,284,479

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, 5.00%, 07/01/45		1,700	1,882,189
State of Connecticut
GO, Series A, 3.31%, 01/15/26		3,710	4,050,541
GO, Series A, 2.55%, 07/01/28		990	1,041,935
GO, Series A, 5.85%, 03/15/32		7,805	10,599,737
GO, Series D, 5.09%, 10/01/30		7,910	9,574,818

			27,149,220

District of Columbia — 0.0%
District of Columbia
RB, 5.00%, 07/15/34		775	908,238
RB, 5.00%, 07/15/35		775	905,603
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, Series A, 5.00%, 10/01/53		1,000	1,033,550

			2,847,391

Florida — 0.1%
Canaveral Port Authority
RB, Series A, 5.00%, 06/01/45		1,890	2,059,571
RB, Series B, 5.00%, 06/01/48		600	657,156
County of Broward, FL Airport System Revenue
RB, 2.81%, 10/01/31		1,610	1,588,362
RB, 2.91%, 10/01/32		1,435	1,421,626
RB, Series C, 2.50%, 10/01/28		5,360	5,253,283
County of Miami-Dade, FL Aviation Revenue
RB, 2.53%, 10/01/30		5,705	5,501,217
RB, 4.06%, 10/01/31		1,765	1,897,198
RB, 5.00%, 10/01/40		1,650	1,922,745
RB, Series A, 5.00%, 10/01/38		1,600	1,807,920
Refunding RB, Series D, 3.35%, 10/01/29		560	575,030
Refunding RB, Series D, 3.45%, 10/01/30		1,030	1,060,849
Refunding RB, Series D, 3.50%, 10/01/31		965	994,046
Sumter Landing Community Development District, RB, 4.17%, 10/01/47		920	1,032,792

			25,771,795

Georgia — 0.1%
City of Atlanta, GA Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40		885	1,043,592

36

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, 5.00%, 07/01/41	USD	2,220	$2,620,910
Municipal Electric Authority of Georgia
RB, 6.64%, 04/01/57		2,487	3,614,855
RB, 6.66%, 04/01/57		1,115	1,665,609

			8,944,966

Idaho — 0.0%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 12/01/47		1,155	1,356,328

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		13,140	13,333,815

Indiana — 0.0%
Indiana Finance Authority, RB, 5.00%, 10/01/45		3,120	3,576,643
Indiana Housing & Community Development Authority, RB, GNMA Series A, 3.80%, 07/01/38		845	930,599

			4,507,242

Louisiana — 0.0%
Louisiana Public Facilities Authority, RB, 5.00%, 07/01/48		1,240	1,459,877
New Orleans Aviation Board, RB, 5.00%, 01/01/40		1,140	1,270,040

			2,729,917

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 08/15/27		1,305	1,517,049

Massachusetts — 0.2%
Commonwealth of Massachusetts
GO, 5.46%, 12/01/39		430	620,675
GO, 2.90%, 09/01/49		1,980	2,128,441
Massachusetts Development Finance Agency
RB, 5.00%, 07/01/47		1,260	1,435,140
RB, Series J2, 5.00%, 07/01/43		2,390	2,781,769
RB, Series J2, 5.00%, 07/01/48		1,035	1,199,886
Massachusetts HFA
RB, Series A, 4.50%, 12/01/48		1,160	1,237,789
Refunding RB, AMT Series B, 4.50%, 12/01/39		910	957,647
Refunding RB, AMT Series B, 4.60%, 12/01/44		960	1,033,296
Massachusetts School Building Authority
RB, 2.87%, 10/15/31		6,940	7,318,716
RB, 2.97%, 10/15/32		4,300	4,544,584
Massachusetts Water Resources Authority, Refunding RB, Series B, 5.00%, 08/01/40		920	1,111,222
University of Massachusetts Building Authority, RB, 5.45%, 11/01/40		8,635	11,981,408

			36,350,573

Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue, RB, 3.06%, 07/01/39		2,135	2,272,750
Great Lakes Water Authority Water Supply System Revenue, RB, 5.25%, 07/01/33		755	899,099
Michigan Finance Authority
RB, 5.00%, 11/15/28		1,380	1,660,733
RB, 5.00%, 06/01/39		840	946,025
RB, 5.00%, 11/15/41		850	979,396
RB, 2.86%, 09/01/49(d)		6,090	6,291,031

Security		Par (000)	Value

Michigan (continued)
Michigan State HDA
RB, Series A, 3.55%, 10/01/33	USD	1,055	$1,161,312
RB, Series A, 4.00%, 10/01/43		1,010	1,109,808
RB, Series A, 4.05%, 10/01/48		465	511,119
RB, Series A, 4.15%, 10/01/53		2,400	2,598,120
Royal Oak Hospital Finance Authority, RB, Series D, 5.00%, 09/01/39		1,160	1,299,815

			19,729,208

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority, RB, 5.00%, 09/01/46		1,610	1,762,081

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri
RB, 5.00%, 11/15/29		840	1,004,640
RB, Series A, 3.23%, 05/15/50		1,245	1,458,517

			2,463,157

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, RB, Series C, 5.75%, 12/15/28		1,670	1,934,612
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		2,329	3,957,390
Rutgers The State University of New Jersey, RB, 3.27%, 05/01/43		4,555	4,692,789

			10,584,791

New York — 0.8%
City of New York, NY
GO, 2.85%, 08/01/31		5,380	5,712,484
GO, 2.90%, 08/01/32		9,025	9,581,933
GO, Series A-2, 2.49%, 08/01/27		2,590	2,728,668
GO, Series D2, 3.76%, 12/01/27		2,675	3,053,272
Dutchess County Local Development Corp., RB, 5.00%, 07/01/46		2,685	2,923,885
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		735	890,938
RB, 6.67%, 11/15/39		350	454,542
RB, AGM Series C, 5.00%, 11/15/41		1,860	2,244,871
RB, Series E, 6.81%, 11/15/40		860	1,136,765
New York City Housing Development Corp.
RB, 3.70%, 11/01/38		1,090	1,159,662
RB, 4.00%, 11/01/53		2,510	2,655,605
RB, Series C-1B, 3.85%, 11/01/43		3,300	3,517,338
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, 3.75%, 11/01/25		4,050	4,427,946
RB, Series B3, 3.90%, 08/01/31		4,860	5,562,562
RB, Series C3, 3.35%, 11/01/30		6,190	6,887,118
RB, Series C4, 3.55%, 05/01/25		5,040	5,639,760
RB, Series F2, 3.05%, 05/01/27		4,675	5,144,884
New York City Water & Sewer System
RB, 5.75%, 06/15/41		385	593,289
RB, 6.01%, 06/15/42		665	1,062,045
RB, 5.38%, 06/15/43		2,920	2,987,744
RB, 5.44%, 06/15/43		3,400	5,256,026
RB, 5.50%, 06/15/43		5,285	5,410,677
RB, 5.88%, 06/15/44		1,240	1,993,436
Refunding RB, 5.38%, 06/15/43		1,490	1,520,426
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/40		930	1,008,659
New York Liberty Development Corp., Refunding RB, 5.00%, 11/15/44(b)		2,200	2,276,978

37

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York State Dormitory Authority
RB, Series B, 3.14%, 07/01/43	USD	3,080	$3,097,032
RB, Series H, 5.39%, 03/15/40		1,470	2,046,534
Refunding RB, Series F, 3.19%, 02/15/43		4,315	4,879,143
New York State Urban Development Corp.
RB, 3.32%, 03/15/29		4,035	4,420,665
RB, 2.23%, 03/15/33		5,940	5,987,164
RB, Series B, 3.25%, 03/15/25		2,325	2,549,897
Refunding RB, Series B, 2.35%, 03/15/27		5,870	6,166,670
New York Transportation Development Corp.
RB, Series A, 5.00%, 07/01/46		730	783,443
RB, Series A, 5.25%, 01/01/50		9,190	9,937,055
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,165	3,017,079
RB, 4.96%, 08/01/46		4,300	5,831,832
RB, 4.93%, 10/01/51		4,360	6,010,129
RB, 4.46%, 10/01/62		2,890	3,841,793
State of New York, Refunding GO, Series B, 2.80%, 02/15/32		5,195	5,572,988

			149,972,937

Ohio — 0.1%
American Municipal Power, Inc.
RB, Series B, 7.83%, 02/15/41		1,500	2,428,500
RB, Series B, 8.08%, 02/15/50		2,650	4,819,184
JobsOhio Beverage System
RB, 2.83%, 01/01/38		5,440	5,573,770
RB, Series B, 3.99%, 01/01/29		8,385	9,528,881

			22,350,335

Oklahoma — 0.0%
Oklahoma Development Finance Authority
RB, 5.50%, 08/15/57		3,220	3,712,338
RB, Series B, 5.25%, 08/15/43		1,000	1,145,320

			4,857,658

Oregon — 0.2%
Oregon School Boards Association
GO, AMBAC, 4.76%, 06/30/28		5,785	6,398,210
GO, NPFGC Series B, 5.55%, 06/30/28		7,175	8,609,570
GO, NPFGC Series B, 5.68%, 06/30/28		10,105	12,394,793
State of Oregon, GO, 5.89%, 06/01/27		8,145	10,297,316

			37,699,889

Pennsylvania — 0.2%
City of Philadelphia, PA Airport Revenue, RB, Series B, 5.00%, 07/01/42		1,000	1,155,130
Commonwealth Financing Authority
RB, 4.14%, 06/01/38		530	636,922
RB, Series A, 3.86%, 06/01/38		1,180	1,377,438
RB, Series A, 3.81%, 06/01/41		16,520	19,178,729
DuBois Hospital Authority, RB, 5.00%, 07/15/43		1,290	1,491,434
Pennsylvania Economic Development Financing Authority
RB, 5.00%, 12/31/22		1,000	1,079,460
RB, 5.00%, 12/31/38		320	346,646
Pennsylvania State University, RB, Series D, 2.79%, 09/01/43		4,135	4,266,907
Pennsylvania Turnpike Commission, RB, Series B, 5.00%, 12/01/48		2,805	3,267,460

			32,800,126

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 07/01/35(f)(g)		5,625	3,374,216

Security		Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/46(k)	USD	41,207	$11,605,127
RB, Series A-1, 0.00%, 07/01/51(k)		25,029	5,060,614

			20,039,957

South Carolina — 0.1%
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41		960	1,107,129
South Carolina Public Service Authority
RB, Series C, 6.45%, 01/01/50		2,270	3,559,156
RB, Series D, 2.39%, 12/01/23		4,067	4,165,381
Spartanburg County School District No. 7, GO, SCSDE Series B, 5.00%, 03/01/48		645	810,862

			9,642,528

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.00%, 07/01/46		1,800	2,007,198
Tennessee Housing Development Agency
RB, Series 3, 3.75%, 07/01/38		975	1,058,392
RB, Series 3, 3.85%, 07/01/43		460	497,301
RB, Series 3, 3.95%, 01/01/49		360	387,828

			3,950,719

Texas — 0.3%
City of San Antonio TX Electric & Gas Systems Revenue
RB, 5.72%, 02/01/41		3,180	4,575,098
RB, 5.81%, 02/01/41		3,260	4,862,127
Dallas Area Rapid Transit
RB, Series A, 5.00%, 12/01/41		1,780	2,090,699
RB, Series A, 5.00%, 12/01/46		2,410	2,796,612
Dallas/Fort Worth International Airport
RB, 5.00%, 11/01/42		2,025	2,109,706
RB, Series A, 5.00%, 11/01/43		60	60,923
RB, Series A, 3.14%, 11/01/45		2,420	2,475,612
RB, Series A, 5.00%, 11/01/45		3,670	3,725,527
RB, Series H, 5.00%, 11/01/45		2,650	2,758,041
New Hope Cultural Education Facilities Finance Corp., RB, 5.00%, 08/15/47		1,380	1,626,344
San Antonio Water System, RB, Series B, 5.00%, 05/15/39		1,520	1,795,986
State of Texas, GO, 5.52%, 04/01/39		10,740	15,913,351
Texas A&M University, RB, 2.84%, 05/15/27		2,240	2,464,314
Texas Municipal Gas Acquisition and Supply Corp. I, RB, Series D, 6.25%, 12/15/26		720	833,198
Texas Private Activity Bond Surface Transportation Corp., RB, 5.00%, 12/31/55		370	386,446
Texas Transportation Commission, GO, 5.00%, 04/01/32(q)		4,250	5,744,768

			54,218,752

Virginia — 0.1%
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51		700	754,572
Tobacco Settlement Financing Corp., RB, Series A-1, 6.71%, 06/01/46		4,090	3,912,944
Virginia Small Business Financing Authority
RB, 5.00%, 12/31/52		2,535	2,790,730
RB, 5.00%, 12/31/56		1,000	1,097,800

			8,556,046

38

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 0.1%
Central Puget Sound Regional Transit Authority, RB, Series S1, 5.00%, 11/01/50 USD	1,730	$1,976,144
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, RB, 4.58%, 01/01/40	600	739,602
Port of Seattle, WA, RB, Series A, 5.00%, 05/01/43	930	1,068,895
State of Washington
GO, 5.00%, 08/01/40	1,120	1,384,354
GO, Series A-1, 5.00%, 08/01/40	2,720	3,239,003
GO, Series D, 5.00%, 02/01/41	1,880	2,296,176

		10,704,174

West Virginia — 0.0%
Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	4,100	4,125,625
West Virginia Hospital Finance Authority
RB, 5.00%, 06/01/21	960	995,242
RB, 5.00%, 06/01/22	1,050	1,129,338
RB, 5.00%, 06/01/23	870	968,197
RB, 5.00%, 06/01/24	935	1,071,323

		8,289,725

Total Municipal Bonds — 3.9% (Cost: $667,479,430)		724,837,316

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.4%
Alternative Loan Trust, Series 2007- 14T2, Class A1, 6.00%, 07/25/37	2,659	1,912,461
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.94%), 2.44%, 10/25/46(a)	873	694,528
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.40%, 10/25/46(a)	2,452	1,540,183
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 2.42%, 11/25/46(a)	3,510	1,497,395
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 2.20%, 02/25/47(a)	784	420,495
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(b)(d)	4,710	4,732,346
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A3, 2.87%, 04/25/65(b)(d)	7,500	7,499,985
Series 2020-3, Class M1, 3.81%, 04/25/65(b)(d)	4,120	4,119,930
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 4.23%, 07/31/57(b)(d)	7,245	2,510,084
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 3.03%, 09/27/46(a)(b)	4,924	4,871,905
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.78%, 04/27/47(a)(b)	870	861,421
ARI Investments LLC
Series 2017-1, Class A, 3.08%, 01/06/25(c)(d)	2,755	2,617,298
Series 2019-1, 3.08%, 01/30/25(c)(d)	3,154	3,027,365
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(b)(d)	3,995	873,470

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(b)(d)	USD	1,407	$1,323,130
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1 mo. LIBOR US + 0.32%), 0.50%, 01/25/47(a)		1,405	1,184,437
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(e)		236	215,308
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.47%, 08/25/36(a)		1,293	1,262,227
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.35%, 03/25/37(a)		343	297,981
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.33%, 03/25/37(a)		655	590,816
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.40%, 06/25/37(a)		574	520,384
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.66%, 12/25/35(b)(d)(p)		3	3,145
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		24,266	16,558,698
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,843	1,620,507
Series 2008-2, Class 1A1, 6.50%, 06/25/38		5,746	4,965,422
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		13	13,038
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(b)(d)		2,600	2,604,291
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.53%, 06/25/35(a)		3,933	3,025,126
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.78%, 01/25/36(a)		634	561,645
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 2.50%, 02/25/36(a)		795	707,060
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,669	1,237,876
Series 2006-15CB, Class A1, 6.50%, 06/25/36		403	293,536
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.59%, 08/25/36(a)		5,672	1,168,347
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.73%), 3.23%, 11/25/46(a)		3,312	2,672,577
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.34%), 0.52%, 10/25/46(a)		4,074	2,746,720
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.38%, 03/20/47(a)		8,874	7,076,442
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 0.37%, 07/25/46(a)		466	397,087
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.23%), 0.41%, 11/25/36(a)		1,605	1,206,486
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.25%), 0.43%, 07/25/46(a)		2,316	1,948,355
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		349	229,326
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.33%, 04/25/47(a)		1,082	951,986
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.36%, 04/25/47(a)		51	7,875

39

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.18%), 0.36%, 06/25/47(a)	USD	366	$271,293
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.24%), 0.42%, 08/25/47(a)		460	410,615
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.54%), 0.73%, 02/25/35(a)		269	245,471
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.96%), 2.46%, 04/25/46(a)		1,447	615,955
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.20%), 0.39%, 04/25/46(a)		693	612,023
Series 2007-15, Class 2A2, 6.50%, 09/25/37		9,300	5,827,209
Credit Suisse Commercial Mortgage Trust
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		8,103	4,429,139
Series 2009-5R, Class 4A4, 3.21%, 06/25/36(b)(d)		1,703	1,420,149
Series 2014-11R, Class 16A1, 3.83%, 09/27/47(b)(d)		1,054	1,064,994
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.20%), 0.37%, 02/27/36(a)(b)(c)		734	668,834
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.29%, 08/27/36(a)(b)		1,349	1,212,669
Series 2019-JR1, Class A1, 4.10%, 09/27/66(b)(d)		32,044	32,145,857
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.35%), 1.53%, 11/25/35(a)		1,293	265,261
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, 2.86%, 05/25/65(b)		3,800	3,807,432
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.17%), 0.35%, 08/25/47(a)		1,260	827,291
Deutsche Alt-A Securities, Inc., Series 2007- RS1, Class A2, (1 mo. LIBOR US + 0.50%), 0.67%, 01/27/37(a)(b)		41	39,339
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(d)		455	419,163
Series 2006-AB3, Class A8, 6.36%, 07/25/36(d)		290	267,300
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 3.50%, 03/25/36(a)		886	823,529
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37		233	258,631
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.21%), 0.40%, 12/19/36(a)		14,209	11,343,906
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.25%), 0.44%, 07/19/47(a)		757	626,847
Impac CMB Trust
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.52%), 0.71%, 03/25/35(a)		1,264	1,198,323
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.50%), 0.68%, 10/25/35(a)		993	907,793

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1 mo. LIBOR US + 0.12%), 0.30%, 07/25/36(a)	USD	536	$463,506
Series 2007-AR19, Class 3A1, 3.54%, 09/25/37(d)		3,064	2,035,758
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.42%, 08/25/37(a)		1,034	851,991
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.42%), 0.61%, 03/25/37(a)		1,604	1,476,912
Series 2007-A2, Class 2A1, 3.80%, 05/25/37(d)		353	304,385
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(b)(d)		4,391	4,420,536
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.34%, 12/25/37(a)		958	860,872
LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.70%), 1.87%, 03/01/24(a)(b)		2,905	2,928,505
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.58%, 08/25/37(b)(d)		1,119	564,674
MCM Trust
Series 2018-NPL1, Class A, 4.00%, 05/28/58(b)		1,276	1,284,057
Series 2018-NPL1, Class B, 0.00%, 05/28/58(b)		8,009	5,561,414
Series 2018-NPL2, Class A, 4.00%, 10/25/28(b)(c)(e)		4,124	3,711,377
Series 2018-NPL2, Class B, 0.00%, 10/25/28(b)		13,024	3,884,987
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.21%), 0.40%, 04/25/37(a)		2,296	2,005,941
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.40%, 05/25/36(d)		1,254	1,129,138
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.51%, 04/16/36(a)(b)		7,868	6,799,458
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(b)(d)		1,996	2,131,879
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(b)(d)		456	462,607
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(e)		582	199,254
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.61%, 06/25/37(a)		412	329,264
PRPM LLC, Series 2019-1A, Class A1, 4.50%, 01/25/24(b)(e)		2,863	2,874,624
RALI Trust, Series 2007-QH9, Class A1, 2.85%, 11/25/37(d)		783	682,892
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.52%, 06/25/35(a)(b)		485	451,082
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.59%, 09/25/35(a)(b)		155	134,179

40

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Residential Mortgage Loan Trust
Series 2020-2, Class A2, 2.51%, 05/25/60(b)(d)	USD	3,500	$3,499,928
Series 2020-2, Class M1, 3.57%, 05/25/60(b)(d)		7,854	7,853,967
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 1.59%, 05/25/57(d)		546	243,916
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.68%, 07/20/37(d)		1,496	1,319,946
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.69%, 04/25/36(d)		929	703,692
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.19%), 0.37%, 06/25/36(a)		2,475	2,142,945
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.40%, 05/25/46(a)		568	474,422
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.25%), 1.82%, 06/25/47(a)		361	331,316
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(b)		1,960	1,944,231
Verus Securitization Trust
Series 2020-INV1, Class A2, 3.04%, 04/25/60(b)(d)		1,895	1,903,376
Series 2020-INV1, Class A3, 3.89%, 04/25/60(b)(d)		1,800	1,804,913
Vista Point Securitization Trust, Series 2020-1, Class A1, 1.76%, 03/25/65(b)(d)		16,487	16,486,771
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		1,403	1,206,736
Series 2006-4, Class 1A1, 6.00%, 04/25/36		4,297	4,216,133
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		1,357	1,244,787
Series 2006-4, Class 3A5, 6.35%, 05/25/36(e)		526	482,651
Series 2007-OA5, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.99%, 06/25/47(a)		1,939	1,613,364

			255,300,103

Commercial Mortgage-Backed Securities — 3.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class D, 4.28%, 08/10/35(b)(d)		6,157	6,351,106
Series 2015-1211, Class E, 4.28%, 08/10/35(b)(d)		1,110	1,050,052
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(b)(d)		480	479,289
Series 2017-245P, Class E, 3.78%, 06/05/37(b)(d)		1,699	1,591,355
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.54%), 1.72%, 09/15/34(a)(b)		2,920	2,819,140
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.30%, 09/15/34(a)(b)		5,835	5,514,895
Series 2017-280P, Class F, (1 mo. LIBOR US + 2.83%), 3.01%, 09/15/34(a)(b)		630	582,865
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(b)		700	701,224
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(b)(d)		1,340	1,343,221

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.29%, 04/15/35(a)(b)	USD	740	$645,441
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.14%, 12/15/36(a)(b)		4,840	3,984,819
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.24%, 12/15/36(a)(b)		568	415,825
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(b)(d)		1,241	1,195,823
Series 2016-ISQ, Class C, 3.73%, 08/14/34(b)(d)		445	428,331
Series 2016-ISQ, Class E, 3.73%, 08/14/34(b)(d)		5,287	4,577,546
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.40%), 1.59%, 11/15/33(a)(b)		2,870	2,690,348
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.50%), 1.69%, 11/15/32(a)(b)		970	825,858
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.19%, 11/15/32(a)(b)		1,930	1,568,530
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.70%), 1.89%, 09/15/34(a)(b)		3,275	2,896,428
Bancorp Commercial Mortgage Trust, Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.85%), 1.04%, 01/15/33(a)(b)		203	193,193
BANK
Series 2017-BNK9, Class A4, 3.54%, 11/15/54		4,030	4,534,653
Series 2019-BN19, Class C, 4.17%, 08/15/61(d)		686	613,834
Series 2019-BN21, Class A5, 2.85%, 10/17/52		1,088	1,190,470
Barclays Commercial Mortgage Trust
Series 2015-STP, Class E, 4.43%, 09/10/28(b)(d)		100	98,808
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 0.91%, 03/15/37(a)(b)		918	872,759
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.63%, 03/15/37(a)(b)		1,120	1,017,992
Bayview Commercial Asset Trust
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.30%), 0.48%, 01/25/36(a)(b)		292	272,301
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.39%), 0.58%, 01/25/36(a)(b)		82	77,138
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.45%), 0.63%, 01/25/36(a)(b)		219	200,673
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.36%), 0.54%, 04/25/36(a)(b)		283	247,999
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.25%), 0.43%, 10/25/36(a)(b)		501	435,993
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.30%), 0.48%, 10/25/36(a)(b)		350	300,213
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.23%), 0.41%, 12/25/36(a)(b)		749	677,365
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.46%, 07/25/37(a)(b)		10,809	9,539,702
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.69%, 12/25/37(a)(b)		1,980	1,788,315
Series 2008-2, Class A4A, (1 mo. LIBOR US + 2.50%), 2.68%, 04/25/38(a)(b)		2,638	2,604,458

41

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%, 08/05/38(b)(d)	USD	980	$666,044
Series 2018-TALL, Class E, (1 mo. LIBOR US + 2.44%), 2.62%, 03/15/37(a)(b)		1,320	1,124,441
Series 2019-BWAY, Class D, (1 mo. LIBOR US + 2.16%), 2.35%, 11/25/34(a)(b)		2,450	2,309,294
Series 2020-C6, Class A4, 2.64%, 02/15/53		4,593	4,931,441
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		2,730	2,857,172
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(b)(d)		790	627,234
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR7, Class B, 5.21%, 02/11/41(d)		394	391,644
Series 2007-T26, Class AM, 5.51%, 01/12/45(d)		758	698,454
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.21%, 04/10/51(b)(d)		210	138,145
Series 2018-B5, Class A3, 3.94%, 07/15/51		4,840	5,613,444
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(b)(d)		3,610	3,625,554
Series 2019-B14, Class 225C, 3.40%, 12/15/62(b)(d)		2,375	2,244,914
Series 2020-B16, Class B, 3.18%, 02/15/53(d)		401	393,574
Series 2020-B16, Class C, 3.66%, 02/15/53(d)		623	561,183
Series 2020-B16, Class D, 2.50%, 02/15/53(b)		957	656,445
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.44%, 07/15/35(a)(b)		3,650	3,458,122
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(b)		5,084	5,446,159
Series 2013-1515, Class D, 3.63%, 03/10/33(b)		1,400	1,400,752
Series 2013-1515, Class E, 3.72%, 03/10/33(b)		250	245,774
Series 2013-1515, Class F, 4.06%, 03/10/33(b)(d)		250	242,616
Series 2015-1740, Class E, 4.81%, 01/10/35(b)(d)		1,019	957,058
BX Commercial Mortgage Trust
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.66%, 03/15/37(a)(b)		3,350	3,074,315
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.19%, 11/15/35(a)(b)		10,976	10,648,286
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.49%, 10/15/36(a)(b)		18,727	17,976,799
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.84%, 10/15/36(a)(b)		21,843	20,613,530
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.19%, 12/15/36(a)(b)		16,454	15,630,311
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.69%, 12/15/36(a)(b)		3,630	3,448,135
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(b)		1,830	1,906,421

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2019-OC11, Class D, 4.08%, 12/09/41(b)(d)	USD	9,585	$8,854,499
Series 2019-OC11, Class E, 4.08%, 12/09/41(b)(d)		11,936	10,575,841
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(b)(d)		750	710,487
Series 2017-CC, Class E, 3.67%, 08/13/37(b)(d)		1,450	1,070,759
Series 2017-GM, Class D, 3.54%, 06/13/39(b)(d)		590	610,972
Series 2017-GM, Class E, 3.54%, 06/13/39(b)(d)		1,240	1,151,190
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.94%, 12/15/37(a)(b)		6,010	5,799,717
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	457,276
Series 2018-TAN, Class C, 5.30%, 02/15/33(b)		1,160	1,106,947
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(b)(d)		2,643	2,714,081
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.79%), 0.98%, 07/15/32(a)(b)		2,960	2,937,796
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.60%), 1.79%, 07/15/32(a)(b)		4,348	4,287,131
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.15%), 2.34%, 07/15/32(a)(b)		6,395	6,240,636
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, (1 mo. LIBOR US + 1.50%), 1.69%, 06/15/34(a)(b)		7,262	6,716,391
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%, 03/10/47(d)		440	421,440
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	1,017,853
Series 2016-C1, Class D, 5.12%, 05/10/49(b)(d)		450	318,506
Series 2016-GC37, Class C, 5.08%, 04/10/49(d)		640	594,948
Series 2016-P3, Class C, 5.05%, 04/15/49(d)		120	110,871
Series 2016-P3, Class D, 2.80%, 04/15/49(b)(d)		136	75,282
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,357,053
Series 2018-C6, Class A4, 4.41%, 11/10/51		1,960	2,330,295
Series 2019-C7, Class A4, 3.10%, 12/15/72		1,130	1,259,180
Series 2019-PRM, Class E, 4.89%, 05/10/36(b)(d)		4,801	4,691,450
Series 2019-SMRT, Class D, 4.90%, 01/10/36(b)(d)		7,200	7,333,140
Series 2019-SMRT, Class E, 4.90%, 01/10/36(b)(d)		419	418,804
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class AM, 5.65%, 10/15/48		3,173	3,247,243
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	946,785
Series 2017-CD4, Class A4, 3.51%, 05/10/50(d)		50	55,394

42

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14, Class A4, 4.24%, 02/10/47(d)	USD	855	$928,055
Series 2014-CR15, Class C, 4.89%, 02/10/47(d)		260	266,843
Series 2014-CR18, Class A4, 3.55%, 07/15/47		388	414,832
Series 2014-CR19, Class A5, 3.80%, 08/10/47		1,391	1,514,385
Series 2015-CR24, Class A5, 3.70%, 08/10/48		1,370	1,511,475
Series 2015-CR25, Class A4, 3.76%, 08/10/48		3,505	3,844,743
Series 2015-LC21, Class C, 4.48%, 07/10/48(d)		1,600	1,457,656
Series 2017-COR2, Class A3, 3.51%, 09/10/50		1,180	1,307,424
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		379	272,992
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.40%), 1.59%, 09/15/33(a)(b)		1,420	1,337,441
Commercial Mortgage Trust
Series 2005-C6, Class F, 5.92%, 06/10/44(b)(d)		333	332,729
Series 2013-GAM, Class A2, 3.37%, 02/10/28(b)		1,656	1,630,323
Series 2013-GAM, Class E, 3.53%, 02/10/28(b)(d)		2,270	2,160,359
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,352	1,452,741
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,350	2,549,975
Series 2014-UBS4, Class C, 4.80%, 08/10/47(d)		1,225	1,147,060
Series 2015-CR23, Class A4, 3.50%, 05/10/48(c)		810	866,088
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		126	93,190
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,151,104
Series 2016-667M, Class D, 3.29%, 10/10/36(b)(d)		630	591,202
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.54%, 12/15/31(a)(b)		3,200	3,040,385
Credit Suisse Commercial Mortgage Trust
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.14%, 12/15/30(a)(b)		900	850,623
Series 2017-TIME, Class A, 3.65%, 11/13/39(b)		850	819,239
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,253,900
Series 2015-C2, Class B, 4.21%, 06/15/57(d)		2,020	1,977,002
Series 2016-C5, Class B, 4.46%, 11/15/48(d)		2,410	2,499,888
Series 2018-C14, Class C, 5.06%, 11/15/51(d)		300	264,723
Series 2018-CX12, Class A4, 4.22%, 08/15/51(d)		460	533,610
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	4,701,979
Series 2019-C15, Class D, 3.00%, 03/15/52(b)		1,285	870,124

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A3, 3.33%, 06/15/52	USD	1,670	$1,853,295
Series 2019-C16, Class C, 4.24%, 06/15/52(d)		3,600	3,054,096
Series 2019-C17, Class C, 3.93%, 09/15/52		3,158	3,176,326
Series 2019-C17, Class D, 2.50%, 09/15/52(b)		2,481	1,648,202
Series 2020-C19, Class A3, 2.56%, 03/15/53		10,090	10,693,728
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1 mo. LIBOR US + 0.83%), 1.02%, 06/15/33(a)(b)		2,890	2,755,218
Series 2019-1735, Class F, 4.33%, 04/10/37(b)(d)		1,144	821,283
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.76%, 06/05/35(b)(d)		962	686,811
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,553,666
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)		2,540	2,723,760
Series 2017-BRBK, Class D, 3.65%, 10/10/34(b)(c)(d)		1,800	1,715,525
Series 2017-BRBK, Class E, 3.65%, 10/10/34(b)(d)		4,290	4,215,969
Series 2017-BRBK, Class F, 3.65%, 10/10/34(b)(d)		1,740	1,677,055
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class A, 3.67%, 09/10/35(b)(d)		1,190	1,287,576
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, (1 mo. LIBOR US + 1.50%), 1.69%, 04/15/36(a)(b)		3,495	3,375,856
FREMF Mortgage Trust
Series 2017-K64, Class B, 4.12%, 05/25/50(b)(c)(d)		766	836,293
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(b)(d)		1,190	1,215,763
Series 2018-K74, Class B, 4.23%, 02/25/51(b)(d)		120	132,224
Series 2018-K80, Class B, 4.37%, 08/25/50(b)(d)		1,510	1,666,459
Series 2019-K103, Class B, 3.57%, 12/25/51(b)(d)		996	1,061,116
FRESB Mortgage Trust
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(d)		2,362	2,526,769
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(d)		1,391	1,532,007
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.09%, 11/21/35(a)(b)		781	768,757
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(b)(d)		1,662	1,601,842
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(b)		2,750	3,125,245
Series 2012-TMSQ, Class D, 3.57%, 12/10/30(b)(d)		1,210	1,042,540
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.30%), 1.55%, 07/15/32(a)(b)		230	224,818
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.50%), 1.75%, 07/15/32(a)(b)		480	466,180

43

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.80%), 2.15%, 07/15/32(a)(b)	USD	549	$531,131
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 2.85%, 07/15/32(a)(b)		170	161,678
Series 2017-GPTX, Class A, 2.86%, 05/10/34(b)		2,290	2,255,287
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.39%, 06/15/38(a)(b)		1,431	1,366,510
Series 2019-SOHO, Class A, (1 mo. LIBOR US + 0.90%), 1.09%, 06/15/36(a)(b)		3,715	3,622,358
Series 2019-SOHO, Class E, (1 mo. LIBOR US + 1.87%), 2.06%, 06/15/36(a)(b)		1,723	1,611,174
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(b)(d)		1,207	1,200,935
Series 2014-GC20, Class B, 4.53%, 04/10/47(d)		140	144,917
Series 2014-GC24, Class A5, 3.93%, 09/10/47		882	960,390
Series 2015-590M, Class E, 3.93%, 10/10/35(b)(d)		1,790	1,742,745
Series 2015-GC28, Class B, 3.98%, 02/10/48		680	692,357
Series 2015-GC32, Class C, 4.57%, 07/10/48(d)		560	510,834
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	740,928
Series 2016-RENT, Class C, 4.20%, 02/10/29(b)(d)		1,070	1,060,416
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		530	383,847
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		180	123,166
Series 2019-GSA1, Class C, 3.93%, 11/10/52(d)		520	463,274
GSCG Trust, Series 2019-600C, Class F, 4.12%, 09/06/34(b)(d)		1,950	1,763,542
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		3,390	3,256,265
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.84%, 08/10/38(b)		2,640	2,804,942
Series 2019-30HY, Class E, 3.56%, 07/10/39(b)(d)		2,178	2,052,901
Series 2019-55HY, Class F, 3.04%, 12/10/41(b)(d)		4,179	3,659,141
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		1,540	1,630,001
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(b)(d)		1,600	1,478,300
Series 2017-APTS, Class EFX, 3.61%, 06/15/34(b)(d)		810	709,359
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		1,420	1,539,622
Series 2014-C22, Class A4, 3.80%, 09/15/47		563	611,910
Series 2014-C26, Class A4, 3.49%, 01/15/48		1,247	1,348,370
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(d)		1,873	1,406,777
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51		965	1,130,685

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.30%), 1.49%, 06/15/45(a)(b)	USD	405	$404,616
Series 2014-C20, Class A5, 3.81%, 07/15/47		1,990	2,148,579
Series 2015-JP1, Class A5, 3.91%, 01/15/49		339	378,130
Series 2015-JP1, Class C, 4.89%, 01/15/49(d)		710	652,416
Series 2015-UES, Class C, 3.74%, 09/05/32(b)(d)		2,463	2,444,256
Series 2015-UES, Class E, 3.74%, 09/05/32(b)(d)		2,908	2,863,716
Series 2016-NINE, Class A, 2.95%, 09/06/38(b)(d)		647	680,558
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 4.09%, 06/15/32(a)(b)		560	516,541
Series 2017-JP5, Class D, 4.78%, 03/15/50(b)(c)(d)		1,650	1,143,285
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,313,626
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	323,371
Series 2018-AON, Class A, 4.13%, 07/05/31(b)		2,825	2,992,990
Series 2018-AON, Class D, 4.77%, 07/05/31(b)(d)		1,518	1,551,032
Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 2.79%, 09/15/29(a)(b)		4,580	3,985,571
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,864,689
Series 2019-COR5, Class C, 3.75%, 06/13/52		988	790,953
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.16%), 2.35%, 07/15/36(a)(b)		2,460	2,250,221
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.19%, 07/15/36(a)(b)		891	795,528
Series 2019-OSB, Class E, 3.91%, 06/05/39(b)(d)		1,384	1,075,884
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.44%, 12/15/36(a)(b)		2,823	2,499,474
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.99%, 05/15/36(a)(b)		11,283	10,848,127
Series 2019-KNSQ, Class F, (1 mo. LIBOR US + 2.00%), 2.19%, 05/15/36(a)(b)		2,550	2,364,539
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class A, 3.39%, 05/15/31(b)		2,030	2,035,412
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.39%), 0.56%, 09/25/36(a)(b)		507	484,550
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.43%, 03/25/37(a)(b)		809	756,680
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.36%, 04/20/48(b)(d)		1,121	1,130,043
MAD Mortgage Trust
Series 2017-330M, Class D, 4.11%, 08/15/34(b)(d)		1,085	1,086,319
Series 2017-330M, Class E, 4.17%, 08/15/34(b)(d)		1,846	1,818,021
MFT Trust Series 2020-ABC, Class C, 3.48%, 02/06/30(b)(d)		6,719	6,317,245

44

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
MFT Trust Series 2020-ABC, Class D, 3.48%, 02/06/30(b)(d)	USD	4,800	$4,253,255
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,880	4,178,301
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,110,683
Series 2015-C23, Class D, 4.29%, 07/15/50(b)(d)		210	160,195
Series 2015-C24, Class A4, 3.73%, 05/15/48		840	922,232
Series 2015-C25, Class C, 4.68%, 10/15/48(d)		430	392,920
Series 2015-C26, Class A5, 3.53%, 10/15/48		1,144	1,250,223
Series 2015-C26, Class D, 3.06%, 10/15/48(b)(c)		372	276,322
Series 2016-C31, Class A5, 3.10%, 11/15/49		2,903	3,094,041
Series 2017-C33, Class C, 4.56%, 05/15/50(d)		840	879,168
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART, Class A, 2.20%, 09/13/31(b)		820	816,766
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class C, 6.05%, 10/15/42(d)		1,601	1,580,110
Series 2007-T27, Class AJ, 6.22%, 06/11/42(d)		1,783	1,786,341
Series 2014-150E, Class D, 4.44%, 09/09/32(b)(d)		3,015	3,005,532
Series 2014-150E, Class F, 4.44%, 09/09/32(b)(d)		508	457,645
Series 2014-CPT, Class E, 3.56%, 07/13/29(b)(d)		250	255,048
Series 2014-CPT, Class F, 3.56%, 07/13/29(b)(d)		2,059	2,100,575
Series 2014-CPT, Class G, 3.56%, 07/13/29(b)(d)		1,290	1,316,048
Series 2015-MS1, Class A4, 3.78%, 05/15/48(d)		420	463,168
Series 2015-MS1, Class C, 4.17%, 05/15/48(d)		1,000	896,679
Series 2015-MS1, Class D, 4.17%, 05/15/48(b)(d)		310	236,581
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.79%, 11/15/34(a)(b)		6,092	5,901,775
Series 2017-H1, Class C, 4.28%, 06/15/50(d)		560	506,468
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		4,190	2,719,516
Series 2017-HR2, Class D, 2.73%, 12/15/50(c)		430	344,387
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	204,838
Series 2018-H3, Class C, 5.01%, 07/15/51(d)		420	421,270
Series 2018-L1, Class A3, 4.14%, 10/15/51		940	1,098,077
Series 2018-MP, Class E, 4.42%, 07/11/40(b)(d)		3,789	2,725,901
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.74%, 07/15/35(a)(b)		417	364,809
Series 2019-AGLN, Class D, (1 mo. LIBOR US + 1.75%), 1.94%, 03/15/34(a)(b)		3,605	3,104,307
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.60%), 2.79%, 03/15/34(a)(b)		3,840	3,022,307
Series 2019-H6, Class A4, 3.42%, 06/15/52		1,939	2,183,928
Series 2019-H7, Class A4, 3.26%, 07/15/52		2,450	2,738,010
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,743,994

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(b)	USD	1,400	$1,232,757
Series 2020-L4, Class A3, 2.70%, 02/15/53		3,760	4,063,451
Series 2020-L4, Class D, 2.50%, 02/15/53(b)		4,269	2,645,634
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(b)		960	630,190
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.24%, 10/15/37(a)(b)		2,550	2,384,678
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.13%, 06/15/35(a)(b)		756	717,806
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.53%, 06/15/35(a)(b)		646	601,215
Series 2019-LVL, Class D, 4.44%, 08/15/38(b)(d)		1,550	1,418,928
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(b)(d)		2,910	2,494,975
PFP Ltd.
Series 2019-5, Class A, (1 mo. LIBOR US + 0.97%), 1.17%, 04/14/36(a)(b)		1,533	1,479,537
Series 2019-5, Class AS, (1 mo. LIBOR US + 1.42%), 1.62%, 04/14/36(a)(b)		900	866,700
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(b)(c)		1,590	1,627,524
Series 2016-6A, Class C, 4.00%, 08/24/40(b)(c)		7,170	6,453,000
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (3 mo. LIBOR GBP + 2.10%), 2.38%, 05/17/29(a)(b)	GBP	1,185	1,367,389
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%, 09/15/39(b)(d)	USD	2,200	2,136,538
U.S.
Series 2018-USDC, Class E, 4.64%, 05/13/38(b)(d)		1,890	1,576,944
Series 2018-USDC, Class F, 4.64%, 05/13/38(b)(d)		1,420	1,018,864
UBS Commercial Mortgage Trust, Series 2017- C7, Class A4, 3.68%, 12/15/50		880	990,233
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M7, 8.29%, 09/25/44(b)(d)		2,399	2,003,041
Series 2016-1, Class M4, 8.65%, 04/25/46(b)(d)		370	385,605
Series 2016-2, Class M2, 4.46%, 10/25/46(d)		200	200,638
Series 2016-2, Class M3, 5.50%, 10/25/46(d)		800	800,676
Series 2016-2, Class M4, 7.23%, 10/25/46(d)		370	373,958
Series 2017-1, Class M2, 4.45%, 05/25/47(b)(d)		410	406,083
Series 2017-1, Class M3, 5.35%, 05/25/47(b)(d)		410	400,393
Series 2017-2, Class M3, 4.24%, 11/25/47(b)(d)		552	498,520
Series 2017-2, Class M4, 5.00%, 11/25/47(b)(d)		332	279,101
Series 2018-1, Class M2, 4.26%, 04/25/48(b)		324	309,758
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29(b)(d)		550	540,154
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/01/35(b)(d)		3,390	3,532,812

45

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A5, 3.41%, 12/15/47	USD	550	$573,765
Series 2015-C27, Class C, 3.89%, 02/15/48		902	801,214
Series 2015-C28, Class A4, 3.54%, 05/15/48		930	1,012,915
Series 2015-C31, Class A4, 3.70%, 11/15/48		590	639,804
Series 2015-NXS1, Class A5, 3.15%, 05/15/48		399	427,160
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(d)		3,050	3,296,510
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		608	672,777
Series 2015-P2, Class A4, 3.81%, 12/15/48		2,150	2,395,846
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		1,784	1,265,144
Series 2016-C32, Class A3FL, (1 mo. LIBOR US + 1.42%), 1.61%, 01/15/59(a)		3,390	3,393,356
Series 2016-NXS5, Class B, 5.10%, 01/15/59(d)		860	965,634
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(d)		594	417,549
Series 2017-C41, Class C, 4.66%, 11/15/50(d)		900	852,010
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		1,772	1,135,855
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 1.04%, 12/13/31(a)(b)		1,508	1,428,474
Series 2018-1745, Class A, 3.87%, 06/15/36(b)(d)		1,987	2,191,655
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.16%), 2.34%, 12/15/36(a)(b)		827	781,038
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		348	216,641
Series 2018-C45, Class C, 4.73%, 06/15/51		530	483,356
Series 2018-C47, Class A4, 4.44%, 09/15/61		2,740	3,256,451
Series 2019-C52, Class C, 3.56%, 08/15/52		1,880	1,864,330
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.28%, 02/15/37(a)(b)		1,530	1,259,022
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.93%, 02/15/37(a)(b)		1,300	1,045,656
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A5, 3.68%, 08/15/47		1,515	1,635,031
Series 2014-C24, Class B, 4.20%, 11/15/47(d)		770	690,437

			583,837,945

Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.00%, 07/25/56(b)(d)		3,239	447,256
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 2.17%, 02/25/38(b)(d)		14,174	4,871,432

			5,318,688

Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(b)(d)		13,000	154,639
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class XB, 0.78%, 02/15/50(d)		11,850	437,977
Series 2017-BNK3, Class XD, 1.44%, 02/15/50(b)(d)		5,000	350,850

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
BANK
Series 2019-BN20, Class XA, 0.96%, 09/15/62(d)	USD	11,529	$721,292
Series 2019-BN20, Class XB, 0.46%, 09/15/62(d)		39,279	1,119,318
Barclays Commercial Mortgage Trust
Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)(d)		17,710	929,775
Series 2019-C3, Class XA, 1.51%, 05/15/52(d)		9,959	756,707
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.63%, 04/15/53(d)		8,135	917,909
Series 2020-C7, Class XB, 0.99%, 04/15/53(d)		1,596	135,483
Benchmark Mortgage Trust
Series 2019-B13, Class XA, 1.27%, 08/15/57(d)		58,242	4,318,587
Series 2019-B9, Class XA, 1.21%, 03/15/52(d)		20,958	1,469,256
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)(d)		7,100	296,070
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.86%, 01/10/48(b)(d)		5,497	452,061
Series 2016-C4, Class XB, 0.89%, 05/10/58(d)		5,810	228,856
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class XA, 1.16%, 03/10/46(d)		16,508	319,720
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)(d)		150,000	652,500
Series 2015-CR25, Class XA, 0.99%, 08/10/48(d)		4,717	161,104
Series 2018-COR3, Class XD, 1.75%, 05/10/51(b)(d)		3,200	344,303
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.22%, 11/15/50(d)		12,490	181,576
Series 2019-C16, Class XA, 1.73%, 06/15/52(d)		41,493	4,301,119
Series 2019-C17, Class XA, 1.51%, 09/15/52(d)		39,642	3,629,056
Series 2019-C17, Class XB, 0.70%, 09/15/52(d)		19,090	803,527
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(b)(d)		21,535	542,897
Deutsche Bank JPMorgan Mortgage Trust,
Series 2017-C6, Class XD, 1.00%, 06/10/50(d)		5,780	318,478
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class X1, 0.40%, 05/03/32(b)(d)		21,000	269,052
GS Mortgage Securities Trust, Series 2019- GSA1, Class XA, 0.96%, 11/10/52(d)		14,706	887,984
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA, 0.99%, 09/15/47(d)		1,952	55,560
Series 2014-C23, Class XA, 0.78%, 09/15/47(d)		28,853	608,188
Series 2015-C29, Class XA, 0.84%, 05/15/48(d)		2,074	47,993

46

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49(b)(d)	USD	4,940	$194,196
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.65%, 04/15/46(d)		4,570	63,661
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)(d)		13,040	502,909
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 1.15%, 03/10/50(b)(d)		3,249	113,900
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.36%, 12/15/47(b)(d)		4,370	202,593
Series 2015-C26, Class XD, 1.49%, 10/15/48(b)(d)		4,490	289,964
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.76%, 03/15/49(b)(d)		13,984	1,139,416
Series 2017-H1, Class XD, 2.36%, 06/15/50(b)(d)		3,293	402,438
Series 2019-H6, Class XB, 0.87%, 06/15/52(d)		23,510	1,250,431
Series 2019-L2, Class XA, 1.19%, 03/15/52(d)		8,840	622,280
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(b)(d)		36,697	906,416
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(b)(d)		53,230	128,284
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(b)(c)(d)		10,646	106
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.64%, 10/15/52(d)		32,671	3,288,128
Series 2019-C18, Class XA, 1.18%, 12/15/52(d)		35,806	2,437,837
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.01%, 12/15/48(d)		2,744	111,529
Series 2016-BNK1, Class XD, 1.40%, 08/15/49(b)(d)		4,420	282,836
Series 2019-C50, Class XA, 1.59%, 05/15/52(d)		20,745	1,886,248

			39,235,009

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%, 07/25/56(b)(k)		1,578	165,644

Total Non-Agency Mortgage-Backed Securities — 4.7% (Cost: $920,290,351)			883,857,389

Preferred Securities

Capital Trusts — 0.5%

Banks — 0.1%
Bank of America Corp., (3 mo. LIBOR US + 2.93%), 5.88%(h)(j)		8,450	8,632,045
Chong Hing Bank Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.86%), 5.70%(h)(j)		250	232,332

Security		Par (000)	Value

Banks (continued)
Emirates NBD PJSC, (6 yr. Swap Semi 30/360 US + 3.66%), 6.13%(h)(j)	USD	1,850	$1,841,328
Itau Unibanco Holding SA
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.86%), 6.50%(b)(h)(j)		946	879,496
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.98%), 6.13%(b)(h)(j)		1,607	1,502,545
Kookmin Bank, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.64%), 4.35%(h)(j)		1,700	1,739,844
Lehman Brothers Holdings Capital Trust VII, 5.86%(c)(g)(j)		1,888	0
Nanyang Commercial Bank Ltd., (5 yr.
U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.21%), 5.00%(h)(j)		200	194,813
Shinhan Financial Group Co. Ltd., (5 yr.
U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.05%), 5.88%(h)(j)		900	953,156
Woori Bank, (5 yr. U.S. Treasury Yield Curve
Rate T Note Constant Maturity + 2.66%), 4.25%(h)(j)		200	199,625

			16,175,184

Capital Markets — 0.3%
Bank of New York Mellon Corp.
(3 mo. LIBOR US + 3.13%), 4.63%(h)(j)		9,722	9,570,337
(3 mo. LIBOR US + 3.42%), 3.73%(a)(j)		4,380	4,155,306
State Street Corp.
(3 mo. LIBOR US + 2.54%), 5.63%(h)(j)		19,655	19,016,212
(3 mo. LIBOR US + 3.60%), 5.25%(h)(j)		4,015	3,832,518
UBS Group AG, (5 yr. Swap Semi 30/360 US + 4.34%), 7.00%(b)(h)(j)		15,350	15,944,813

			52,519,186

Commercial Services & Supplies — 0.0%
King Talent Management Ltd., (5 yr.
U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.52%), 5.60%(h)(j)		600	510,000

			510,000

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., (5 yr.
U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.47%), 4.48%(h)(j)		1,000	940,625
KDB Life Insurance Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.66%), 7.50%(h)(j)		900	812,531

			1,753,156

Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. U.S. Treasury Yield Curve
Rate T Note Constant Maturity + 6.08%), 3.75%(h)(j)		278	276,002

			276,002

Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(j)		13,680	13,714,200

			13,714,200

47

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., (5 yr. U.S. Treasury
Yield Curve Rate T Note Constant Maturity + 9.22%), 6.88%(h)(j)	USD	200	$194,398
MAF Global Securities Ltd., (5 yr. Swap Semi 30/360 US + 3.48%), 5.50%(h)(j)		1,341	1,280,655

			1,475,053

Total Preferred Securities — 0.5% (Cost: $88,268,770)			86,422,781

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30		1,450	2,247,241

Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-W5, Class A, (1 mo. LIBOR US + 0.11%), 0.39%, 04/25/33(a)		2	1,610
Freddie Mac Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.50%), 11.68%, 01/25/25(a)		488	432,088
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.95%), 8.13%, 05/25/25(a)		521	396,128
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.34%, 10/25/29(a)		590	609,940
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.64%, 03/25/30(a)		1,860	1,842,774
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.45%), 2.64%, 12/25/42(a)		507	491,520

			3,774,060

Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(d)		717	809,073
Freddie Mac Series KL4F, Class A2AS, 3.68%, 10/25/25(d)		1,664	1,900,880
Series KW06, Class A2, 3.80%, 06/25/28(d)		1,040	1,223,689
Ginnie Mae Series 2015-97, Class VA, 2.25%, 12/16/38		1,020	1,055,615
Series 2016-158, Class VA, 2.00%, 03/16/35		667	677,279

			5,666,536

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Ginnie Mae Series 2012-23, Class IO, 0.32%, 06/16/53(d)		2,671	31,402
Series 2013-191, Class IO, 0.72%, 11/16/53(d)		2,740	73,371
Series 2013-30, Class IO, 0.77%, 09/16/53(d)		11,540	385,260
Series 2013-63, Class IO, 0.80%, 09/16/51(d)		15,498	650,580
Series 2013-78, Class IO, 0.74%, 10/16/54(d)		12,183	422,723
Series 2014-40, Class AI, 1.00%, 02/16/39		845	3,328
Series 2014-52, Class AI, 0.83%, 08/16/41		2,307	35,020
Series 2015-173, Class IO, 0.82%, 09/16/55(d)		5,522	280,732
Series 2015-22, Class IO, 0.64%, 03/16/55(d)		7,516	262,177
Series 2015-37, Class IO, 0.72%, 10/16/56(d)		2,043	94,312
Series 2015-48, Class IO, 0.66%, 02/16/50(d)		5,129	191,432
Series 2016-110, Class IO, 0.99%, 05/16/58(d)		5,626	349,144
Series 2016-113, Class IO, 1.15%, 02/16/58(d)		6,814	515,727
Series 2016-125, Class IO, 0.99%, 12/16/57(d)		7,655	473,248
Series 2016-128, Class IO, 0.95%, 09/16/56(d)		12,665	830,344

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae Series 2016-152, Class IO, 0.87%, 08/15/58(d)	USD	7,923	$486,771
Series 2016-162, Class IO, 0.97%, 09/16/58(d)		24,671	1,720,185
Series 2016-165, Class IO, 0.96%, 12/16/57(d)		6,368	402,521
Series 2016-26, Class IO, 0.90%, 02/16/58(d)		30,185	1,616,251
Series 2016-36, Class IO, 0.87%, 08/16/57(d)		3,431	195,505
Series 2016-67, Class IO, 1.06%, 07/16/57(d)		3,433	209,726
Series 2016-92, Class IO, 0.90%, 04/16/58(d)		6,680	379,510
Series 2016-96, Class IO, 0.98%, 12/16/57(d)		15,900	909,651
Series 2018-85, Class IO, 0.48%, 07/16/60(d)		10,631	562,566

			11,081,486

Mortgage-Backed Securities — 53.1%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 03/01/32		15,185	15,788,547
2.50%, 09/01/27 - 02/01/33		76,247	80,860,264
3.00%, 04/01/28 - 05/01/50		351,382	378,249,931
3.50%, 08/01/28 - 06/01/50		337,916	367,245,705
4.00%, 08/01/31 - 03/01/50		193,593	213,590,871
4.50%, 02/01/25 - 05/01/49		411,571	457,117,072
5.00%, 11/01/32 - 06/01/45		23,919	27,317,238
5.50%, 12/01/32 - 04/01/41		20,083	22,960,071
6.00%, 02/01/34 - 06/01/41		11,799	13,674,448
6.50%, 05/01/40		2,372	2,733,005
Freddie Mac Mortgage-Backed Securities
2.50%, 04/01/27 - 04/01/31		19,141	20,322,872
3.00%, 09/01/27 - 12/01/46		55,973	60,387,475
3.50%, 09/01/30 - 05/01/50		169,959	184,844,701
4.00%, 08/01/40 - 02/01/47		41,788	45,474,559
4.50%, 02/01/39 - 04/01/49		143,347	158,723,947
5.00%, 07/01/35 - 11/01/41		9,023	10,313,597
5.50%, 02/01/35 - 06/01/41		2,773	3,177,125
Ginnie Mae Mortgage-Backed Securities
2.50%, 07/15/50(r)		75,481	79,455,546
3.00%, 12/20/44 - 07/15/50(r)		510,493	541,478,467
3.50%, 01/15/42 - 07/15/50(r)		683,284	724,155,116
4.00%, 04/20/39 - 07/15/50(r)		266,720	283,824,164
4.50%, 12/20/39 - 07/15/50(r)		133,349	143,319,055
5.00%, 04/15/33 - 07/15/50(r)		37,357	40,857,497
5.50%, 07/15/50(r)		5,800	6,301,254
Uniform Mortgage-Backed Securities
2.00%, 07/01/35 - 07/01/50(r)		263,188	269,890,505
2.50%, 07/01/35 - 07/01/50(r)		3,158,170	3,290,817,490
3.00%, 07/01/35 - 07/01/50(r)		1,067,337	1,123,258,954
3.50%, 07/01/35 - 07/01/50(r)		244,769	257,407,335
4.00%, 07/01/35 - 07/01/50(r)		363,480	385,171,580
4.50%, 07/01/35 - 07/01/50(r)		641,680	689,338,190
5.00%, 07/01/50(r)		42,159	46,071,882
6.00%, 07/01/50(r)		9,938	11,062,403

			9,955,190,866

Total U.S. Government Sponsored Agency Securities — 53.2% (Cost: $9,858,679,634)			9,977,960,189

U.S. Treasury Obligations

U.S. Treasury Bonds
2.50%, 02/15/45		44,884	55,365,115
2.75%, 11/15/47		45,400	59,399,516
3.00%, 02/15/48		44,884	61,443,741

48

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Indexed Notes
0.50%, 04/15/24	USD	82,053	$86,236,253
0.13%, 10/15/24 - 04/15/25		353,891	370,678,344
0.25%, 01/15/25		23,313	24,526,424
U.S. Treasury Notes
1.75%, 07/15/22 - 11/15/29		78,195	81,786,048
0.50%, 03/15/23 - 05/31/27		253,938	255,742,041
0.25%, 04/15/23		63,216	63,349,347
2.25%, 11/15/24		107,814	117,209,822
0.38%, 04/30/25		107,814	108,302,532
0.63%, 03/31/27		41,454	41,873,398
1.63%, 08/15/29		14,979	16,344,078
1.50%, 02/15/30		14,979	16,192,533

Total U.S. Treasury Obligations — 7.2% (Cost: $1,334,198,675)			1,358,449,192

		Shares

Warrants

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Issued/Exercisable 07/14/20, 1 Share for 1 Warrant, Expires 06/30/23, Strike Price USD 0.00)(f)		51,102	191,121

Real Estate Management & Development — 0.0%
Target Hospitality Corp. (Issued/Exercisable 03/05/18, 1 Share for 1 Warrant, Expires 03/15/24, Strike Price USD 11.50)(f)		8,280	828

Total Warrants — 0.0% (Cost: $11,817)			191,949

Total Long-Term Investments — 125.7% (Cost: $23,205,962,434)			23,576,431,526

Short-Term Securities

Money Market Funds — 12.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%(p)(s)		2,318,044,441	2,318,044,441

Total Short-Term Securities — 12.4% (Cost: $2,318,044,441)			2,318,044,441

Options Purchased — 0.1% (Cost: $28,018,722)			23,691,879

Total Investments Before Options Written and TBA Sale

Commitments — 138.2%
(Cost: $25,552,025,597)			25,918,167,846

		Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (20.0)%
Ginnie Mae Mortgage-Backed Securities 3.00%, 07/15/50(r)	USD	(12,272)	(13,002,088)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities 3.50%, 07/15/50(r)	USD	(273,367)	$(288,455,357)
4.00%, 07/15/50(r)		(1,109)	(1,175,735)
4.50%, 07/15/50		(2,734)	(2,920,040)
Uniform Mortgage-Backed Securities 2.00%, 07/01/35 - 07/01/50(r)		(131,594)	(135,067,971)
2.50%, 07/01/35 - 07/01/50(r)		(1,933,978)	(2,016,087,655)
3.00%, 07/01/50(r)		(428,683)	(451,490,273)
3.50%, 07/01/35 - 07/01/50(r)		(788,951)	(829,705,371)
4.00%, 07/01/35 - 07/01/50(r)		(7,634)	(8,088,229)
5.50%, 07/01/50(r)		(1,113)	(1,224,667)

Total TBA Sale Commitments — (20.0)% (Proceeds: $3,735,631,731)			(3,747,217,386)

Options Written — (0.1)% (Premiums Received: $15,735,040)			(14,285,903)

Total Investments Net of Options Written and TBA Sale Commitments — 118.1% (Cost: $21,800,658,826)			22,156,664,557

Liabilities in Excess of Other Assets — (18.1)%			(3,401,654,473)

Net Assets — 100.0%			$18,755,010,084

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Convertible security.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Issuer is a U.S. branch of a foreign domiciled bank.
(n)	Fixed rate.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Master Portfolio.
(q)	When-issued security.
(r)	Represents or includes a TBA transaction. (s) Annualized 7-day yield as of period end.

49

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 09/30/19	Par/Shares Purchased		Par/Shares Sold		Par/Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Capital Finance LP, Series 1997-R2, Class AP	3,374	—		—		3,374	$3,145	$—		$—	$88
BlackRock Liquidity Funds, T-Fund, Institutional Class	205,577,418	2,112,467,023	(b)	—		2,318,044,441	2,318,044,441	8,340,210		—	—
iShares China Large-Cap ETF(c)	—	248,821		(248,821)		—	—	—		(137,505)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	1,400,660		—		1,400,660	188,388,770	—		—	1,792,845
iShares iBoxx High Yield Corporate Bond ETF	—	3,616,252		(1,553,714)		2,062,538	168,344,352	—		(432,273)	1,269,513
iShares MSCI Emerging Markets ETF(c)	138,000	—		(138,000)		—	—	—		245,218	128,478
iShares PHLX Semiconductor ETF(c)	—	33,746		(33,746)		—	—	—		647,664	—
SL Liquidity Series, LLC, Money Market Series(c)	1,616,527	—		(1,616,527	)(b)	—	—	3,842	(d)	252	—

							$2,674,780,708	$8,344,052		$323,356	$3,190,924

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

PEN	Peruvian Sol

RUB	Russian Ruble

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

AGM	Assured Guaranty Municipal Corp.

AKA	Also Known As

AMBAC	AMBAC Assurance Corp.

50

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

AMT	Alternative Minimum Tax

BZDIOVER	Overnight Brazil CETIP - Interbank Rate

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CORRA	Canadian OvernightRepo Rate Average

DAC	Designated Activity Co.

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formally Known As

GMTN	Global Medium-Term Note

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HDA	Housing Development Authority

HFA	Housing Finance Agency

IO	Interest Only

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MTN	Medium-Term Note

MXIBTIIE	Mexico Interbank TIIE 28-Day

NPFGC	National Public Finance Guarantee Corp.

OTC	Over-the-Counter

PIK	Payment-in-Kind

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SCSDE	South Carolina State Department of Education

SONIA	Sterling Overnight Index Average

SPDR	Standard & Poor’s Depository Receipt

TA	Tax Allocation

TBA	To-be-Announced

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP Italian Government Bond	1,388	09/08/20	$224,368	$3,639,217
U.S. Treasury Bonds (30 Year)	1,859	09/21/20	331,948	2,969,041
U.S. Ultra Treasury Bonds	5,055	09/21/20	1,102,780	10,142,343
U.S. Treasury Notes (2 Year)	5,337	09/30/20	1,178,560	335,021
U.S. Treasury Notes (5 Year)	5,600	09/30/20	704,156	980,701
Euro Dollar	462	03/15/21	115,269	70,472
Euro Dollar	462	06/14/21	115,292	89,722
Euro Dollar	462	09/13/21	115,298	109,515
Euro Dollar	462	12/13/21	115,269	114,747

				18,450,779

Short Contracts
CBOE Volatility Index	18	08/19/20	573	7,454
Euro-Bund	964	09/08/20	191,180	(2,286,977)

51

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro-Buxl	432	09/08/20	$106,757	$(3,134,543)
Euro-Schatz	3	09/08/20	378	(492)
E-Mini S&P 500 Index	534	09/18/20	82,508	(507,410)
Canadian Government Bonds (10 Year)	1,048	09/21/20	118,741	57,253
U.S. Treasury Notes (10 Year)	3,140	09/21/20	437,000	(879,200)
U.S. Ultra Treasury Notes (10 Year)	635	09/21/20	100,003	(140,142)
10 Year U.K. Gilt	652	09/28/20	111,198	(590,878)
Euro Dollar	462	03/13/23	115,177	(206,728)
Euro Dollar	462	06/19/23	115,130	(212,503)
Euro Dollar	462	09/18/23	115,084	(218,278)
Euro Dollar	462	12/18/23	115,021	(218,424)

				(8,330,868)

				$10,119,911

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	5,474,336,400	USD	4,428,000	Deutsche Bank AG	07/02/20	$123,162
USD	6,015,000	BRL	31,967,319	Bank of America N.A.	07/02/20	137,212
USD	3,528,000	BRL	18,907,827	BNP Paribas S.A.	07/02/20	51,443
USD	587,000	BRL	3,129,532	Citibank N.A.	07/02/20	11,577
USD	2,194,400	BRL	11,268,463	Citibank N.A.	07/02/20	122,483
USD	4,428,000	BRL	21,756,978	Citibank N.A.	07/02/20	427,573
USD	4,428,000	BRL	21,756,978	Citibank N.A.	07/02/20	427,573
USD	4,526,000	BRL	22,539,480	Deutsche Bank AG	07/02/20	381,696
USD	2,255,000	BRL	11,980,296	JPMorgan Chase Bank N.A.	07/02/20	52,199
AUD	1,344,000	USD	923,937	Standard Chartered Bank	07/06/20	3,589
EUR	122,926,000	USD	137,800,046	Goldman Sachs International	07/06/20	325,263
USD	659,437	AUD	939,200	Citibank N.A.	07/06/20	11,273
USD	8,268,013	EUR	7,329,000	Bank of America N.A.	07/06/20	32,812
USD	5,902,779	EUR	5,177,000	Deutsche Bank AG	07/06/20	85,664
USD	1,559,273	EUR	1,377,000	UBS AG	07/06/20	12,013
USD	969,351	JPY	103,594,000	Citibank N.A.	07/06/20	9,852
USD	986,801	JPY	105,855,000	Goldman Sachs International	07/06/20	6,360
USD	13,963,948	MXN	316,754,000	Citibank N.A.	07/06/20	194,215
AUD	7,513,000	USD	5,164,827	Deutsche Bank AG	07/15/20	20,363
USD	3,543,000	CLP	2,813,142,000	JPMorgan Chase Bank N.A.	07/15/20	117,187
USD	2,799,000	COP	10,452,865,500	JPMorgan Chase Bank N.A.	07/15/20	21,094
USD	2,799,000	COP	10,452,865,500	JPMorgan Chase Bank N.A.	07/15/20	21,094
USD	3,734,000	MXN	85,574,912	HSBC Bank PLC	07/15/20	18,578
USD	6,415,000	RUB	448,427,745	BNP Paribas S.A.	07/15/20	125,314
USD	3,210,000	RUB	224,388,630	BNP Paribas S.A.	07/15/20	62,706
USD	333,000	RUB	23,263,380	Citibank N.A.	07/15/20	6,706
USD	670,000	RUB	46,806,200	Citibank N.A.	07/15/20	13,492
USD	3,543,000	ZAR	61,370,074	Bank of America N.A.	07/15/20	12,374
USD	5,314,000	ZAR	92,046,451	Bank of America N.A.	07/15/20	18,560
USD	4,075,000	ZAR	70,171,500	Bank of America N.A.	07/15/20	38,028
USD	29,308,916	ZAR	503,887,677	JPMorgan Chase Bank N.A.	07/15/20	320,215
USD	24,052,000	ZAR	413,509,200	JPMorgan Chase Bank N.A.	07/15/20	262,781
USD	7,438,000	ZAR	127,876,327	JPMorgan Chase Bank N.A.	07/15/20	81,264
CLP	3,032,458,000	USD	3,688,000	Bank of America N.A.	07/20/20	5,252
USD	4,253,452	COP	15,899,405,000	UBS AG	07/27/20	32,459
USD	2,754,000	BRL	14,953,118	Citibank N.A.	08/04/20	9,148
USD	1,756,000	BRL	9,534,378	Citibank N.A.	08/04/20	5,833
USD	1,952,703	JPY	209,449,000	Morgan Stanley & Co. International PLC	08/05/20	12,024
USD	1,880,000	COP	6,802,404,000	Citibank N.A.	08/10/20	76,248
USD	1,880,000	COP	6,802,404,000	Citibank N.A.	08/10/20	76,248

52

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,880,000	COP	6,799,132,800	Citibank N.A.	08/10/20	$77,116
USD	1,880,000	COP	6,799,132,800	Citibank N.A.	08/10/20	77,116
USD	7,277,124	COP	26,687,760,219	Barclays Bank PLC	09/16/20	221,106
USD	3,556,707	EUR	3,139,000	NatWest Markets PLC	09/16/20	23,985
USD	5,667,252	EUR	5,001,678	NatWest Markets PLC	09/16/20	38,217
USD	12,529,807	IDR	179,176,235,003	Barclays Bank PLC	09/16/20	94,382
USD	1,819,326	RUB	129,405,000	Barclays Bank PLC	09/16/20	17,162
USD	1,882,768	RUB	133,450,590	Credit Suisse International	09/16/20	24,263
USD	2,810,495	RUB	199,890,830	HSBC Bank PLC	09/16/20	26,708
USD	39,239,816	RUB	2,719,947,106	JPMorgan Chase Bank N.A.	09/16/20	1,360,376
USD	4,913,100	RUB	349,237,907	JPMorgan Chase Bank N.A.	09/16/20	49,426
USD	3,950,057	RUB	279,897,084	JPMorgan Chase Bank N.A.	09/16/20	52,060
USD	986,679	RUB	69,974,269	JPMorgan Chase Bank N.A.	09/16/20	12,180
USD	1,184,104	RUB	83,951,828	JPMorgan Chase Bank N.A.	09/16/20	14,946
USD	1,966,914	RUB	139,695,179	Morgan Stanley & Co. International PLC	09/16/20	21,444
USD	4,790,400	MXN	105,018,972	Barclays Bank PLC	09/23/20	271,848

						6,155,262

BRL	11,760,582	USD	2,194,400	BNP Paribas S.A.	07/02/20	$(31,997)
BRL	28,483,571	USD	5,314,000	Citibank N.A.	07/02/20	(76,764)
BRL	14,934,942	USD	2,754,000	Citibank N.A.	07/02/20	(7,932)
BRL	9,522,788	USD	1,756,000	Citibank N.A.	07/02/20	(5,058)
BRL	19,066,300	USD	3,543,000	Deutsche Bank AG	07/02/20	(37,305)
BRL	17,832,451	USD	3,543,000	Deutsche Bank AG	07/02/20	(264,171)
BRL	14,096,926	USD	2,657,000	JPMorgan Chase Bank N.A.	07/02/20	(65,017)
BRL	14,096,926	USD	2,657,000	JPMorgan Chase Bank N.A.	07/02/20	(65,017)
BRL	18,909,877	USD	3,543,000	JPMorgan Chase Bank N.A.	07/02/20	(66,066)
USD	4,428,000	KRW	5,385,333,600	JPMorgan Chase Bank N.A.	07/02/20	(49,169)
JPY	209,449,000	USD	1,951,967	Morgan Stanley & Co. International PLC	07/06/20	(12,027)
USD	268,695	AUD	405,000	BNP Paribas S.A.	07/06/20	(10,805)
USD	15,479,683	CAD	21,117,000	Citibank N.A.	07/06/20	(75,238)
USD	6,150,718	EUR	5,576,000	ANZBUS33	07/06/20	(114,732)
USD	836,997	EUR	746,000	Deutsche Bank AG	07/06/20	(1,243)
USD	1,233,403	EUR	1,102,000	Goldman Sachs International	07/06/20	(4,855)
USD	34,811,459	EUR	31,000,000	HSBC Bank PLC	07/06/20	(21,567)
USD	462,124	EUR	417,000	Morgan Stanley & Co. International PLC	07/06/20	(6,436)
USD	3,597,849	EUR	3,212,868	Morgan Stanley & Co. International PLC	07/06/20	(12,277)
USD	250,659	EUR	225,000	State Street Bank and Trust Co.	07/06/20	(2,161)
USD	6,101,167	EUR	5,461,000	State Street Bank and Trust Co.	07/06/20	(35,064)
USD	10,693,913	EUR	9,641,000	TD Securities, Inc.	07/06/20	(139,158)
USD	57,504,616	EUR	51,662,000	UBS AG	07/06/20	(545,184)
USD	2,801,000	KRW	3,372,011,860	BNP Paribas S.A.	07/06/20	(2,397)
USD	2,801,000	KRW	3,372,011,860	BNP Paribas S.A.	07/06/20	(2,397)
CLP	4,081,152,000	USD	5,314,000	Citibank N.A.	07/15/20	(344,019)
CLP	3,036,675,500	USD	3,734,000	Deutsche Bank AG	07/15/20	(35,971)
CLP	3,036,675,500	USD	3,734,000	Deutsche Bank AG	07/15/20	(35,971)
COP	6,881,600,000	USD	1,840,000	JPMorgan Chase Bank N.A.	07/15/20	(11,177)
COP	6,881,600,000	USD	1,840,000	JPMorgan Chase Bank N.A.	07/15/20	(11,177)
EUR	6,543,000	USD	7,376,796	JPMorgan Chase Bank N.A.	07/15/20	(23,292)
EUR	6,543,000	USD	7,376,795	JPMorgan Chase Bank N.A.	07/15/20	(23,292)
JPY	851,540,157	AUD	11,558,000	JPMorgan Chase Bank N.A.	07/15/20	(88,923)
JPY	392,092,911	USD	3,656,000	Citibank N.A.	07/15/20	(23,971)
MXN	21,087,837	USD	929,000	Barclays Bank PLC	07/15/20	(13,426)
MXN	61,301,692	USD	2,760,500	Citibank N.A.	07/15/20	(98,953)
MXN	107,240,298	USD	4,668,000	Citibank N.A.	07/15/20	(11,928)
MXN	61,171,576	USD	2,760,500	Deutsche Bank AG	07/15/20	(104,603)
MXN	124,067,824	USD	5,566,600	JPMorgan Chase Bank N.A.	07/15/20	(179,924)
MXN	90,154,556	USD	4,045,000	JPMorgan Chase Bank N.A.	07/15/20	(130,743)
MXN	590,941,381	USD	26,514,000	JPMorgan Chase Bank N.A.	07/15/20	(856,989)
MXN	92,063,294	USD	4,135,000	Morgan Stanley & Co. International PLC	07/15/20	(137,871)
MXN	197,151,262	USD	8,855,000	Morgan Stanley & Co. International PLC	07/15/20	(295,247)
RUB	931,459,166	USD	13,355,000	JPMorgan Chase Bank N.A.	07/15/20	(290,274)

53

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	258,479,047	USD	3,706,000	JPMorgan Chase Bank N.A.	07/15/20	$(80,551)
RUB	1,482,523,102	USD	21,256,000	JPMorgan Chase Bank N.A.	07/15/20	(462,003)
USD	3,602,635	IDR	51,950,000,000	Goldman Sachs International	07/15/20	(27,714)
USD	29,697,746	IDR	433,958,310,948	JPMorgan Chase Bank N.A.	07/15/20	(627,954)
USD	2,115,000	KRW	2,561,466,348	BNP Paribas S.A.	07/15/20	(14,584)
USD	2,115,000	KRW	2,561,466,348	BNP Paribas S.A.	07/15/20	(14,583)
USD	645,000	KRW	781,482,000	JPMorgan Chase Bank N.A.	07/15/20	(4,718)
USD	645,000	KRW	781,482,000	JPMorgan Chase Bank N.A.	07/15/20	(4,718)
USD	1,751,000	MXN	40,365,866	Deutsche Bank AG	07/15/20	(1,572)
ZAR	62,384,832	USD	3,680,000	Citibank N.A.	07/15/20	(90,995)
ZAR	62,384,832	USD	3,680,000	Citibank N.A.	07/15/20	(90,995)
USD	12,753,000	TRY	88,282,643	Citibank N.A.	07/17/20	(72,435)
USD	3,688,000	CLP	3,032,458,000	Citibank N.A.	07/20/20	(5,252)
KZT	241,335,000	USD	620,000	Goldman Sachs International	07/24/20	(28,856)
KZT	254,121,780	USD	650,760	NatWest Markets PLC	07/24/20	(28,295)
USD	2,786,533	COP	10,619,477,000	JPMorgan Chase Bank N.A.	07/27/20	(32,739)
USD	1,867,000	BRL	10,224,999	Citibank N.A.	08/04/20	(9,940)
USD	924,020	AUD	1,344,000	Standard Chartered Bank	08/05/20	(3,659)
USD	137,889,044	EUR	122,926,000	Goldman Sachs International	08/05/20	(328,698)
USD	1,554,000	COP	5,891,214,000	NatWest Markets PLC	08/10/20	(8,137)
USD	1,554,000	COP	5,891,214,000	NatWest Markets PLC	08/10/20	(8,137)
JPY	100,000,000	USD	936,753	Morgan Stanley & Co. International PLC	09/15/20	(9,662)
USD	506,927	CNH	3,634,112	Goldman Sachs International	09/15/20	(4,898)
USD	4,585,030	EUR	4,078,421	Bank of America N.A.	09/15/20	(4,840)
USD	3,549,915	HKD	27,550,000	Bank of America N.A.	09/15/20	(3,054)
USD	3,550,432	HKD	27,553,485	Morgan Stanley & Co. International PLC	09/15/20	(2,985)
USD	2,386,369	JPY	259,185,000	Goldman Sachs International	09/15/20	(16,512)
USD	2,386,560	JPY	259,184,026	Morgan Stanley & Co. International PLC	09/15/20	(16,312)
USD	1,301,469	TWD	38,600,260	Bank of America N.A.	09/15/20	(7,425)
USD	12,401,861	CNH	88,285,000	Standard Chartered Bank	09/16/20	(31,380)
USD	13,082,137	CNH	92,958,000	Standard Chartered Bank	09/16/20	(9,206)
USD	1,790,749	EUR	1,591,408	UBS AG	11/27/20	(3,621)

						(6,428,218)

						$(272,956)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Excercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	3,519	07/02/20	USD	312.00	USD	108,512	$378,292
U.S. Treasury Notes (10 Year)	2,009	07/02/20	USD	139.25	USD	279,596	376,688
SPDR S&P 500 ETF Trust	4,447	07/06/20	USD	315.00	USD	137,128	389,112
SPDR S&P 500 ETF Trust	3,575	07/10/20	USD	315.00	USD	110,239	700,700
SPDR S&P 500 ETF Trust	5,918	07/10/20	USD	325.00	USD	182,487	189,376
Amazon.com, Inc.	60	07/17/20	USD	2,900.00	USD	16,553	129,300
Communication Services Select Sector SPDR Fund	239	07/17/20	USD	55.00	USD	1,292	16,252
iShares Russell 2000 ETF	3,549	07/17/20	USD	150.00	USD	50,815	461,370
SPDR S&P 500 ETF Trust	1,490	07/17/20	USD	320.00	USD	45,946	238,400
SPDR S&P 500 ETF Trust	4,440	07/17/20	USD	325.00	USD	136,912	335,220
Technology Select Sector SPDR Fund	209	07/17/20	USD	107.00	USD	2,184	24,976
VanEck Vectors Semiconductor ETF	1,480	07/17/20	USD	155.00	USD	22,614	484,700
PowerShares QQQ Trust, Series 1 ETF	59	07/31/20	USD	255.00	USD	1,461	23,158
Amazon.com, Inc.	176	08/21/20	USD	2,700.00	USD	48,555	3,180,320
Caesars Entertainment Corp.	2,799	09/18/20	USD	10.00	USD	3,395	631,174
SPDR S&P 500 ETF Trust	119	09/18/20	USD	330.00	USD	3,669	50,040

							7,609,078

54

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date		Excercise Price		Notional Amount (000)	Value
Put
SPDR S&P 500 ETF Trust	10,677	07/02/20	USD	300.00	USD	329,236	$645,958
U.S. Treasury Notes (10 Year)	2,009	07/02/20	USD	139.25	USD	279,596	533,641
U.S. Treasury Long-Term Bonds Futures	393	07/24/20	USD	174.00	USD	70,175	122,813
Industrial Select Sector SPDR Fund	92	07/31/20	USD	64.00	USD	632	23,828
SPDR S&P 500 ETF Trust	89	07/31/20	USD	290.00	USD	2,744	35,867
Avis Budget Group, Inc.	4,174	08/21/20	USD	8.00	USD	9,554	52,175
SPDR S&P 500 ETF Trust	6,550	08/21/20	USD	305.00	USD	201,976	6,893,875

							8,308,157

							$15,917,235

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount		Value
Call
EUR Currency	Under-and-Out	Credit Suisse International	—	07/23/20	USD	1.14	USD	1.17	EUR	30,812	$28,857
USD Currency	One-Touch	Bank of America N.A.	—	09/10/20	CLP	820.00	CLP	820.00	USD	680	317,763
USD Currency	One-Touch	Credit Suisse International	—	12/21/20	CAD	1.41	CAD	1.41	USD	736	319,747

											666,367

Put
USD Currency	One-Touch	JPMorgan Chase Bank N.A.	—	07/03/20	CNH	6.70	CNH	6.70	USD	2,040	—
USD Currency	Down-and-Out	Goldman Sachs International	—	07/15/20	MXN	22.25	MXN	21.30	USD	9,201	15,587

											15,587

											$681,954

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	07/15/20	CLP	830.00	USD	8,765	$80,767
USD Currency	Citibank N.A.	—	07/23/20	ZAR	18.00	USD	7,085	44,251
USD Currency	Citibank N.A.	—	07/23/20	ZAR	17.25	USD	7,085	148,387
USD Currency	Deutsche Bank AG	—	07/23/20	ZAR	19.00	USD	7,085	10,372
EUR Currency	Bank of America N.A.	—	07/30/20	USD	1.13	EUR	13,262	71,799
USD Currency	Bank of America N.A.	—	08/07/20	TRY	7.00	USD	6,174	67,350
USD Currency	HSBC Bank PLC	—	08/19/20	CNH	7.29	USD	30,279	37,719
USD Currency	JPMorgan Chase Bank N.A.	—	11/03/20	TWD	30.00	USD	13,122	41,724

								502,369

Put
USD Currency	Bank of America N.A.	—	07/02/20	BRL	5.00	USD	10,628	92
USD Currency	Bank of America N.A.	—	07/02/20	KRW	1,220.00	USD	12,399	208,539
USD Currency	Citibank N.A.	—	07/02/20	RUB	78.00	USD	34,151	3,236,544
USD Currency	BNP Paribas S.A.	—	07/03/20	CNH	6.90	USD	27,170	9
USD Currency	Bank of America N.A.	—	07/09/20	KRW	1,170.00	USD	17,714	3,738
GBP Currency	Deutsche Bank AG	—	07/10/20	USD	1.22	GBP	22,799	39,113
AUD Currency	Bank of America N.A.	—	07/15/20	USD	0.67	AUD	30,598	35,324
AUD Currency	JPMorgan Chase Bank N.A.	—	07/16/20	USD	0.68	AUD	9,177	17,533
USD Currency	JPMorgan Chase Bank N.A.	—	07/16/20	KRW	1,200.00	USD	14,722	98,743
USD Currency	Morgan Stanley & Co. International PLC	—	07/20/20	BRL	5.20	USD	7,378	69,217
USD Currency	BNP Paribas S.A.	—	07/21/20	CNH	6.85	USD	25,275	1,885
USD Currency	Standard Chartered Bank	—	07/21/20	JPY	106.00	USD	18,660	21,900
USD Currency	HSBC Bank PLC	—	07/27/20	MXN	22.60	USD	11,200	125,707
USD Currency	Bank of America N.A.	—	08/05/20	ZAR	16.90	USD	13,792	110,600
USD Currency	Bank of America N.A.	—	08/06/20	MXN	24.00	USD	6,997	349,891

55

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JPMorgan Chase Bank N.A.	—	09/10/20	TRY	6.50	USD	26,049	$39,255
USD Currency	Bank of America N.A.	—	10/09/20	MXN	23.80	USD	8,759	424,660

								4,782,750

								$5,285,119

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
30-Year Interest Rate Swap, 08/02/50	1.04%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Citibank N.A.	07/31/20	1.04%	USD	34,815	$463,414
10-Year Interest Rate Swap, 12/05/30	1.05%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Deutsche Bank AG	12/03/20	1.05%	USD	120,483	669,685
10-Year Interest Rate Swap, 12/18/30	1.05%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Deutsche Bank AG	12/16/20	1.05%	USD	45,167	276,623
10-Year Interest Rate Swap, 12/19/30	1.00%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	12/17/20	1.00%	USD	55,350	397,849

										$1,807,571

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	176	07/17/20	USD	310.00	USD	5,427	$(99,880)
U.S. Treasury 10-Year Notes Futures	260	07/17/20	USD	139.25	USD	36,185	(101,562)
Amazon.com, Inc.	235	08/21/20	USD	2,800.00	USD	64,832	(3,083,200)

							(3,284,642)

Put
SPDR S&P 500 ETF Trust	2,933	07/01/20	USD	310.00	USD	90,442	(725,917)
SPDR S&P 500 ETF Trust	5,918	07/10/20	USD	290.00	USD	182,487	(648,021)
iShares Russell 2000 ETF	2,363	07/17/20	USD	125.00	USD	33,833	(134,691)
SPDR S&P 500 ETF Trust	177	07/17/20	USD	295.00	USD	5,458	(53,277)
SPDR S&P 500 ETF Trust	463	07/17/20	USD	265.00	USD	14,277	(23,845)
SPDR S&P 500 ETF Trust	1,480	07/17/20	USD	280.00	USD	45,637	(174,640)
U.S. Treasury 10-Year Notes Futures	260	07/17/20	USD	137.75	USD	36,185	(20,313)
U.S. Treasury Long-Term Bonds Futures	195	07/24/20	USD	170.00	USD	34,820	(18,281)
SPDR S&P 500 ETF Trust	60	07/31/20	USD	275.00	USD	1,850	(12,120)
SPDR S&P 500 ETF Trust	111	07/31/20	USD	265.00	USD	3,423	(13,986)
SPDR S&P 500 ETF Trust	3,253	08/21/20	USD	280.00	USD	100,310	(1,515,898)
SPDR S&P 500 ETF Trust	6,000	08/21/20	USD	285.00	USD	185,016	(3,315,000)
SPDR S&P 500 ETF Trust	60	09/18/20	USD	270.00	USD	1,850	(33,510)
SPDR S&P 500 ETF Trust	177	09/18/20	USD	280.00	USD	5,458	(130,272)
SPDR S&P 500 ETF Trust	1,490	09/18/20	USD	250.00	USD	45,946	(460,410)

							(7,280,181)

							$(10,564,823)

OTC Barrier Options Written

Description	Type of Security	Counterparty	Number of Contracts	Expiration Date	Excercise Price	Barrier Price/Range	Notional Amount (000)		Value
Call
USD Currency	One-Touch	Credit Suisse International	—	10/21/20	CAD 1.41	CAD 1.41	USD	613	$(215,722)

56

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Excerise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	07/02/20	KRW	1,240.00	USD	12,399	$(15)
USD Currency	BNP Paribas S.A.	—	07/02/20	BRL	5.35	USD	8,856	(175,494)
AUD Currency	JPMorgan Chase Bank N.A.	—	07/09/20	JPY	71.00	AUD	5,415	(176,000)
USD Currency	Bank of America N.A.	—	07/09/20	MXN	25.00	USD	2,628	(1,747)
USD Currency	Bank of America N.A.	—	07/15/20	CLP	855.00	USD	8,765	(28,863)
USD Currency	Citibank N.A.	—	07/23/20	ZAR	19.00	USD	7,085	(10,372)
USD Currency	Citibank N.A.	—	07/23/20	ZAR	18.00	USD	14,171	(88,508)
USD Currency	HSBC Bank PLC	—	07/27/20	MXN	24.00	USD	11,200	(94,931)
EUR Currency	Bank of America N.A.	—	07/30/20	USD	1.15	EUR	13,262	(26,555)
USD Currency	Bank of America N.A.	—	08/06/20	MXN	25.50	USD	2,624	(9,848)
USD Currency	HSBC Bank PLC	—	08/19/20	CNH	7.50	USD	30,279	(10,892)

								(623,225)

Put
USD Currency	Citibank N.A.	—	07/02/20	RUB	75.00	USD	34,151	(1,798,213)
USD Currency	JPMorgan Chase Bank N.A.	—	07/03/20	CNH	6.90	USD	27,170	(9)
GBP Currency	Deutsche Bank AG	—	07/10/20	USD	1.19	GBP	22,799	(4,388)
AUD Currency	Bank of America N.A.	—	07/15/20	USD	0.65	AUD	30,598	(7,358)
AUD Currency	Bank of America N.A.	—	07/15/20	USD	0.63	AUD	30,598	(1,835)
USD Currency	Bank of America N.A.	—	07/15/20	CLP	795.00	USD	8,765	(22,850)
AUD Currency	JPMorgan Chase Bank N.A.	—	07/16/20	USD	0.64	AUD	4,589	(486)
AUD Currency	JPMorgan Chase Bank N.A.	—	07/16/20	USD	0.66	AUD	9,177	(3,785)
USD Currency	JPMorgan Chase Bank N.A.	—	07/16/20	KRW	1,185.00	USD	22,082	(45,805)
USD Currency	Morgan Stanley & Co. International PLC	—	07/20/20	BRL	4.95	USD	11,066	(23,378)
USD Currency	Citibank N.A.	—	07/23/20	ZAR	17.00	USD	7,085	(46,024)
USD Currency	Bank of America N.A.	—	08/06/20	MXN	23.00	USD	6,997	(148,244)
USD Currency	Bank of America N.A.	—	08/07/20	TRY	6.60	USD	6,174	(6,603)
USD Currency	JPMorgan Chase Bank N.A.	—	08/07/20	TWD	29.25	USD	6,998	(42,998)
USD Currency	Bank of America N.A.	—	10/09/20	MXN	22.80	USD	14,015	(331,865)

								(2,483,841)

								$(3,107,066)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate		(000)	Value
Call
30-Year Interest Rate Swap, 07/22/50	0.87%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	BNP Paribas S.A.	07/20/20	0.87%	USD	15,204	$(235,874)

Put
30-Year Interest Rate Swap, 07/22/50	3-month LIBOR, 0.30%	Quarterly	1.17%	Semi-Annual	BNP Paribas S.A.	07/20/20	1.17%	USD	15,204	(41,284)
30-Year Interest Rate Swap, 08/02/50	3-month LIBOR, 0.30%	Quarterly	1.24%	Semi-Annual	Citibank N.A.	07/31/20	1.24%	USD	34,815	(121,134)

										(162,418)

										$(398,292)

57

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	36,654	$156,218	$(2,931,518)	$3,087,736

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V5	5.00%	Quarterly	06/20/25	B+	USD	4,992	$(28,196)	$(59,753)	$31,557
CDX.NA.IG.34.V1	1.00%	Quarterly	06/20/25	BBB+	USD	18,059	215,588	(9,894)	225,482

							$187,392	$(69,647)	$257,039

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(0.96)%	At Termination	04/15/21	USD	130,790	$(851,412)	$—	$(851,412)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(1.00)%	At Termination	04/15/21	USD	130,789	(897,854)	—	(897,854)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(1.00)%	At Termination	04/15/21	USD	130,789	(897,854)	—	(897,854)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(1.02)%	At Termination	04/15/21	USD	130,789	(921,825)	—	(921,825)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(0.60)%	At Termination	04/15/21	USD	76,394	(293,446)	—	(293,446)
0.00%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/22	USD	130,789	1,290,383	—	1,290,383
0.01%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/22	USD	130,789	1,260,302	—	1,260,302
0.02%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/22	USD	130,789	1,240,246	—	1,240,246
0.04%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/22	USD	130,789	1,185,085	—	1,185,085
0.27%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/22	USD	76,394	426,294	—	426,294

58

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(0.05)%	At Termination	04/15/22	USD	196,184	$(2,123,522)	$—	$(2,123,522)
0.62%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/24	USD	196,184	2,873,107	—	2,873,107

							$2,289,504	$—	$2,289,504

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.57%	At Termination	1-day CORRA, 0.25%	At Termination	N/A	07/15/20	CAD	412,484	$(474,085)	$—	$(474,085)
1.59%	At Termination	1-day CORRA, 0.25%	At Termination	N/A	07/15/20	CAD	421,526	(497,096)	—	(497,096)
1-day CORRA, 0.25%	At Termination	1.69%	At Termination	07/15/20	09/09/20	CAD	625,952	1,022,627	137	1,022,490
0.69%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	04/01/21	04/01/22	CAD	48,546	(48,235)	—	(48,235)
0.73%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	04/05/21	04/05/22	CAD	307,400	(400,227)	—	(400,227)
0.77%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	04/07/21	04/07/22	CAD	641,040	(1,009,822)	—	(1,009,822)
0.71%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	04/09/21	04/09/22	CAD	29,680	(33,688)	—	(33,688)
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.66%	Semi-Annual	05/13/22	05/13/23	CAD	615,020	(408,674)	—	(408,674)
1-day SONIA, 0.06%	At Termination	0.02%	At Termination	05/26/22	05/26/23	GBP	727,030	721,120	—	721,120
1-day SONIA, 0.06%	At Termination	0.02%	At Termination	05/26/22	05/26/23	GBP	51,040	48,093	—	48,093
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.74%	Semi-Annual	05/26/22	05/26/23	CAD	211,390	(28,660)	—	(28,660)

59

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.73%	Semi-Annual	05/30/22	05/30/23	CAD	171,326	$(30,903)	$—	$(30,903)
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.76%	Semi-Annual	05/30/22	05/30/23	CAD	175,453	6,957	—	6,957
0.06%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	05/31/22	05/31/23	USD	150,421	(100,593)	—	(100,593)
0.08%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	05/31/22	05/31/23	USD	124,849	(108,808)	—	(108,808)
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.76%	Semi-Annual	06/01/22	06/01/23	CAD	342,651	(283)	—	(283)
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.77%	Semi-Annual	06/01/22	06/01/23	CAD	342,650	5,999	—	5,999
0.05%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	06/02/22	06/02/23	USD	121,912	(68,558)	—	(68,558)
0.04%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	06/03/22	06/03/23	USD	243,824	(114,188)	—	(114,188)
0.04%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	06/03/22	06/03/23	USD	243,824	(120,400)	—	(120,400)
1-day SONIA, 0.06%	At Termination	0.04%	At Termination	06/03/22	06/03/23	GBP	26,040	30,838	—	30,838
0.74%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	06/27/22	06/27/23	CAD	637,745	179,831	6,760	173,071

60

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	1.07%	Semi-Annual	04/03/23	04/03/24	CAD	48,546	$63,269	$—	$63,269
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	1.09%	Semi-Annual	04/03/23	04/03/24	CAD	307,400	455,627	—	455,627
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	1.21%	Semi-Annual	04/10/23	04/10/24	CAD	29,680	68,790	—	68,790
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	1.22%	Semi-Annual	04/10/23	04/10/24	CAD	641,040	1,532,702	—	1,532,702
28-day MXIBTIIE, 5.28%	Monthly	6.67%	Monthly	N/A	08/12/24	MXN	258,548	852,320	587	851,733
28-day MXIBTIIE, 5.28%	Monthly	6.72%	Monthly	N/A	08/13/24	MXN	222,465	750,071	489	749,582
28-day MXIBTIIE, 5.28%	Monthly	6.59%	Monthly	N/A	11/08/24	MXN	169,474	552,603	1,192	551,411
28-day MXIBTIIE, 5.28%	Monthly	5.20%	Monthly	N/A	05/02/25	MXN	461,445	342,880	—	342,880
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.75%	Semi-Annual	N/A	05/26/25	CAD	143,415	(11,427)	(467)	(10,960)
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.82%	Semi-Annual	N/A	06/03/25	CAD	5,855	14,005	(30)	14,035
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.82%	Semi-Annual	N/A	06/03/25	CAD	5,855	12,933	(58)	12,991
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.85%	Semi-Annual	N/A	06/04/25	CAD	63,000	219,397	(809)	220,206
3-month Canadian Bankers Acceptances, 0.56%	Semi-Annual	0.85%	Semi-Annual	N/A	06/04/25	CAD	63,000	214,780	(353)	215,133
28-day MXIBTIIE, 5.28%	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	73,475	216,803	284	216,519

61

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.91%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	N/A	08/23/26	USD	3,692	$(605,705)	$(46)	$(605,659)
2.93%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	N/A	08/24/28	USD	8,170	(1,664,105)	128	(1,664,233)
3.16%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	N/A	10/03/28	USD	4,519	(987,027)	71	(987,098)
28-day MXIBTIIE, 5.28%	Monthly	5.99%	Monthly	N/A	05/02/30	MXN	122,617	143,080	33	143,047
28-day MXIBTIIE, 5.28%	Monthly	6.03%	Monthly	N/A	05/02/30	MXN	122,617	160,198	27	160,171
28-day MXIBTIIE, 5.28%	Monthly	6.03%	Monthly	N/A	05/03/30	MXN	109,630	141,537	57	141,480
28-day MXIBTIIE, 5.28%	Monthly	5.96%	Monthly	N/A	05/06/30	MXN	88,916	93,858	22	93,836
3-month LIBOR, 0.30%	Semi-Annual	0.64%	Quarterly	08/12/20	08/12/30	USD	45,650	(58,849)	—	(58,849)
3-month LIBOR, 0.30%	Semi-Annual	0.80%	Quarterly	12/18/20	12/18/30	USD	12,195	146,765	—	146,765
3-month LIBOR, 0.30%	Semi-Annual	0.75%	Quarterly	12/21/20	12/21/30	USD	14,945	104,766	—	104,766
3-month LIBOR, 0.30%	Semi-Annual	0.88%	Quarterly	N/A	07/02/50	USD	3,682	(38,818)	(3,416)	(35,402)

								$1,291,698	$4,608	$1,287,090

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	09/20/20	USD	7,452	$(12,166)	$4,159	$(16,325)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(3,769)	(385)	(3,384)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(5,709)	(529)	(5,180)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(4,739)	(34)	(4,705)
Avis Budget Group, Inc.	5.00	Quarterly	Barclays Bank PLC	12/20/20	USD	2,550	23,513	229,834	(206,321)
Avis Budget Group, Inc.	5.00	Quarterly	Barclays Bank PLC	12/20/20	USD	2,545	58,344	287,205	(228,861)
Avis Budget Group, Inc.	5.00	Quarterly	Barclays Bank PLC	12/20/20	USD	2,545	23,467	369,780	(346,313)
Avis Budget Group, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	2,555	23,559	201,889	(178,330)
Chesapeake Energy Corp.	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	563	548,172	96,382	451,790
Chesapeake Energy Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	3,660	3,562,968	521,055	3,041,913
Commonwealth Bank of Australia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(5,520)	(397)	(5,123)
Commonwealth Bank of Australia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(4,800)	(255)	(4,545)
Itochu Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(1,321)	(55)	(1,266)
Itochu Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(1,321)	(58)	(1,263)

62

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	$(1,321)	$(58)	$(1,263)
Itochu Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	32,023	(1,443)	(53)	(1,390)
Mitsubishi Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/20	JPY	47,573	(2,152)	(282)	(1,870)
Mitsubishi Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(1,327)	(113)	(1,214)
Mitsui & Co. Ltd.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	58,651	(2,643)	(89)	(2,554)
Mitsui & Co. Ltd.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(1,322)	(45)	(1,277)
National Australia Bank Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(4,715)	(129)	(4,586)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas S.A.	12/20/20	EUR	460	(2,339)	1,105	(3,444)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas S.A.	12/20/20	EUR	810	(4,118)	1,866	(5,984)
Standard Chartered Bank	1.00	Quarterly	Goldman Sachs International	12/20/20	EUR	610	(3,101)	627	(3,728)
Standard Chartered Bank	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	(1,220)	589	(1,809)
Sumitomo Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/20	JPY	24,938	(1,121)	34	(1,155)
Sumitomo Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(1,138)	78	(1,216)
Westpac Banking Corp.	1.00	Quarterly	Citibank N.A.	12/20/20	USD	1,000	(4,755)	(300)	(4,455)
DISH DBS Corp.	5.00	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	(89,550)	77,610	(167,160)
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(218,764)	(124,757)	(94,007)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	39,413	(7,292)	46,705
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	163,990	37,721	126,269
Beazer Homes USA, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(54,610)	(63,641)	9,031
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(45,547)	(46,867)	1,320
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(50,238)	(55,784)	5,546
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	15,024	(9,353)	24,377
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	10,624	(33,713)	44,337
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	10,397	(32,996)	43,393
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	10,623	(33,743)	44,366
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	18,374	(13,837)	32,211
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	4,521	(5,476)	9,997
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	131,597	56,767	74,830
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	294,776	125,990	168,786
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	134,441	(40,163)	174,604
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	355,523	(62,869)	418,392
Broadcom, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,325	(89)	36,354	(36,443)
Occidental Petroleum Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	5,080	989,242	2,383,251	(1,394,009)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	546,363	313,612	232,751
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	6,047	430,789	763,168	(332,379)
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	8,081	575,653	1,128,758	(553,105)
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/25	USD	5,147	(35,406)	160,922	(196,328)
Republic of South Africa	1.00	Quarterly	Barclays Bank PLC	06/20/25	USD	3,602	336,955	305,806	31,149
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	6,366	595,561	508,167	87,394
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	6,122	572,765	538,037	34,728
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	4,506	421,609	392,220	29,389
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	23,518	2,200,262	3,153,359	(953,097)
Republic of the Philippines	1.00	Quarterly	Citibank N.A.	06/20/25	USD	11,217	(188,939)	378,179	(567,118)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/25	USD	10,157	274,474	997,772	(723,298)
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	4,540	(43,081)	51,710	(94,791)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	3,620	(34,351)	41,828	(76,179)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	(24,008)	28,816	(52,824)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	(28,943)	34,739	(63,682)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	5,570	(52,855)	69,611	(122,466)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	403,325	71,181	332,144
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	39,556	11,430	28,126

63

Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	2,217	$(12,556)	$411	$(12,967)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	5,387	(30,511)	(1,673)	(28,838)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	850	265,553	79,850	185,703

							$12,099,925	$12,926,926	$(827,001)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	09/20/20	A+	USD	1,000		$2,247	$(360)	$2,607
People’s Republic of China	1.00	Quarterly	Goldman Sachs International	09/20/20	A+	USD	1,000		2,248	(380)	2,628
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank N.A.	09/20/20	BBB	USD	7,452		12,167	(3,623)	15,790
ITRAXX.ASIA.XJ.IG.24.V1	1.00	Quarterly	Goldman Sachs International	12/20/20	A-	USD	1,825		8,756	(4,805)	13,561
Broadcom, Inc.(c)	1.00	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	14,931		119,483	(908,353)	1,027,836
			Morgan Stanley & Co.
CMBX.NA.7.AAA	0.50	Monthly	International PLC	01/17/47	AAA	USD	4,964		45,353	(142,825)	188,178
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	N/R	USD	—	(d)	—	(10)	10
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs International	12/13/49	N/R	USD	—	(d)	—	(25)	25
CMBX.NA.3.AM	0.50	Monthly	JPMorgan Chase Bank N.A.	12/13/49	N/R	USD	1		—	(51)	51
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906		(175,679)	(104,969)	(70,710)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	438		(84,931)	(37,434)	(47,497)
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	1,060		(205,541)	(51,868)	(153,673)
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	231		(44,793)	(13,589)	(31,204)
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	1,200		(232,687)	(1,507)	(231,180)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340		(288,213)	(140,449)	(147,764)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670		(144,107)	(71,405)	(72,702)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60		(11,971)	(4,992)	(6,979)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BBB	USD	850		(265,552)	(64,662)	(200,890)

									$(1,263,220)	$(1,551,307)	$288,087

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Notional amount is less than USD 500.

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Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
		3-month LIBOR,
3.27%	Semi-Annual	0.30%	Quarterly	Deutsche Bank AG	05/16/21	USD	9,510	$(283,901)	$—	$(283,901)
1-day BZDIOVER,				JPMorgan Chase Bank
0.01%	At Termination	5.13%	At Termination	N.A.	01/02/23	BRL	58,940	353,210	—	353,210
28-day MXIBTIIE,
5.28%	Monthly	6.33%	Monthly	Citibank N.A.	06/09/25	MXN	14,869	44,123	(58)	44,181
28-day MXIBTIIE,
5.28%	Monthly	6.33%	Monthly	Citibank N.A.	07/17/25	MXN	36,609	108,391	(111)	108,502
28-day MXIBTIIE,				Goldman Sachs
5.28%	Monthly	6.32%	Monthly	International	08/06/25	MXN	109,616	325,461	(323)	325,784
28-day MXIBTIIE,
5.28%	Monthly	6.27%	Monthly	Bank of America N.A.	12/05/25	MXN	4,348	12,495	(36)	12,531

								$559,779	$(528)	$560,307

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Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
SPDR S&P Oil &		3-month LIBOR
Gas Exploration &		minus 0.63%,
Production ETF	At Termination	0.30%	At Termination	BNP Paribas S.A.	08/05/20	USD	271	$(3,908)	$—	$(3,908)
		Goldman Sachs
		Systematic Skew
		U.S. Series 10
3-month LIBOR,		Excess Return		Goldman Sachs
0.30%	At Termination	Strategy	At Termination	International	09/09/20	USD	1,167	8,271	—	8,271
		Goldman Sachs
		Systematic Skew
		U.S. Series 10
3-month LIBOR,		Excess Return		Goldman Sachs
0.30%	At Termination	Strategy	At Termination	International	09/09/20	USD	288	2,089	—	2,089
		3-month LIBOR
		minus 0.30%,
Tidewater, Inc.	At Termination	0.30%	At Termination	BNP Paribas S.A.	09/29/20	USD	85	13,742	—	13,742
		3-month LIBOR
		minus 0.30%,
Tidewater, Inc.	At Termination	0.30%	At Termination	BNP Paribas S.A.	09/29/20	USD	96	15,616	—	15,616
		3-month LIBOR
Berry Petroleum		minus 0.45%,		Credit Suisse
Corp.	At Termination	0.30%	At Termination	International	11/05/20	USD	312	(100,226)	—	(100,226)
		3-month LIBOR
Antero Resources		minus 0.50%,
Corp.	At Termination	0.30%	At Termination	Citibank N.A.	02/12/21	USD	1,210	(422,029)	—	(422,029)
		3-month LIBOR
		minus 0.15%,
EQT Corp.	At Termination	0.30%	At Termination	Citibank N.A.	02/12/21	USD	2,175	139,719	—	139,719
iShares iBoxx High		3-month LIBOR
Yield Corporate		minus 3.25%,
Bond Index	At Termination	0.30%	At Termination	Citibank N.A.	02/12/21	USD	18,524	(667,810)	—	(667,810)
		Goldman Sachs
		Systematic Skew
		U.S. Series 10
3-month LIBOR,		Excess Return		Goldman Sachs
0.30%	At Termination	Strategy	At Termination	International	04/09/21	USD	1,454	37,284	—	37,284
		3-month LIBOR
Oasis Petroleum,		minus 3.00%,		Credit Suisse
Inc.	At Termination	0.30%	At Termination	International	04/23/21	USD	191	(32,824)	—	(32,824)

								$(1,010,076)	$—	$(1,010,076)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

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Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,742,051,934	$130,759,049	$1,872,810,983
Common Stocks	27,421,216	—	282,627	27,703,843
Corporate Bonds	—	7,326,872,397	32,104,082	7,358,976,479
Floating Rate Loan Interests	—	183,832,249	154,152,713	337,984,962
Foreign Agency Obligations	—	133,567,683	—	133,567,683
Foreign Government Obligations	—	456,935,638	—	456,935,638
Investment Companies	356,733,122	—	—	356,733,122
Municipal Bonds	—	724,837,316	—	724,837,316
Non-Agency Mortgage-Backed Securities	—	860,273,915	23,583,474	883,857,389
Preferred Securities	—	86,422,781	—	86,422,781
U.S. Government Sponsored Agency Securities	—	9,977,960,189	—	9,977,960,189
U.S. Treasury Obligations	—	1,358,449,192	—	1,358,449,192
Warrants
Oil, Gas & Consumable Fuels	—	191,121	—	191,121
Real Estate Management & Development	828	—	—	828
Short-Term Securities
Money Market Funds	2,318,044,441	—	—	2,318,044,441
Options Purchased
Equity Contracts	14,884,093	—	—	14,884,093
Foreign Currency Exchange Contracts	—	5,967,073	—	5,967,073
Interest Rate Contracts	1,033,142	1,807,571	—	2,840,713
Unfunded Floating Rate Loan Interests	—	18,053	—	18,053
Liabilities
TBA Sale Commitments	—	(3,747,217,386)	—	(3,747,217,386)
Unfunded Floating Rate Loan Interests	—	—	(219,603)	(219,603)

	$2,718,116,842	$19,111,969,726	$340,662,342	$22,170,748,910

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$9,463,597	$1,027,836	$10,491,433
Equity Contracts	7,454	—	—	7,454
Foreign Currency Exchange Contracts	—	6,155,262	—	6,155,262
Interest Rate Contracts	18,508,032	8,937,719	—	27,445,751
Other Contracts	—	8,275,417	—	8,275,417
Liabilities
Credit Contracts	—	(8,695,648)	—	(8,695,648)
Equity Contracts	(10,932,077)	—	—	(10,932,077)
Foreign Currency Exchange Contracts	—	(9,751,006)	—	(9,751,006)
Interest Rate Contracts	(8,028,321)	(7,488,614)	—	(15,516,935)
Other Contracts	—	(5,985,913)	—	(5,985,913)

	$(444,912)	$910,814	$1,027,836	$1,493,738

The breakdown of the Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

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Schedule of Investments (unaudited) (continued) June 30, 2020	Master Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities
Assets
Opening Balance, as of October 1, 2019	$119,808,152	$—	$24,565,099	$143,255,372	$36,178,812
Transfers into Level 3	17,878,419	—	—	52,321,878	6,391,669
Transfers out of Level 3	(16,689,481)	—	—	(12,785,807)	(12,631,615)
Accrued discounts/premiums	136,468	—	—	105,514	21,503
Net realized gain (loss)	402,396	—	—	(974,776)	148,249
Net change in unrealized appreciation (depreciation)(a)	(4,622,180)	185,611	(6,994,171)	(5,846,276)	(2,464,330)
Purchases	35,312,608	97,016	15,672,281	54,844,883	3,497,595
Sales	(21,467,333)	—	(1,139,127)	(76,768,075)	(7,558,409)

Closing Balance, as of June 30, 2020	$130,759,049	$282,627	$32,104,082	$154,152,713	$23,583,474

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020(a)	$(4,559,156)	$185,611	$(6,994,171)	$(5,937,149)	$(2,464,330)

			Options Purchased	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of October 1, 2019			$1	$—	$323,807,436
Transfers into Level 3			—	(14,242)	76,577,724
Transfers out of Level 3			—	—	(42,106,903)
Accrued discounts/premiums			—	—	263,485
Net realized gain (loss)			(8,551)	—	(432,682)
Net change in unrealized appreciation (depreciation)(a)			(276,540)	(205,361)	(20,223,247)
Purchases			285,090	—	109,709,473
Sales			—	—	(106,932,944)

Closing Balance, as of June 30, 2020			$—	$(219,603)	$340,662,342

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020(a)			$(285,090)	$(205,361)	$(20,259,646)

(a) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts		Foreign Currency Exchange Contracts
	Assets	Liabilities	Assets	Liabilities
Opening Balance, as of October 1, 2019	$—	$—	$—	$(1)
Transfers into Level 3	246,546	—	—	—
Transfers out of Level 3		—	—	—
Accrued discounts/premiums	171,647	—	—	1
Net realized gain (loss)	495,172	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	—	—	—
Purchases	—	—	—	—
Issues	—	—	—	—
Sales	—	—	—	—
Settlements	114,471	—	—	—

Closing Balance, as of June 30, 2020	$1,027,836	$—	$—	$—

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020(a)	$495,172	$—	$—	$—

(a) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 Investments.

68